                                      As Filed with the Securities and Exchange
                                                Commission on December 22, 2003
                                                      1933 Act File No. 2-25984
                                                     1940 Act File No. 811-1467
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

Pre-Effective Amendment No.                                                [ ]

Post-Effective Amendment No. 75                                            [X]

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]

Amendment No. 54                                                           [X]

                     (Check appropriate box or boxes.)

                THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                ----------------------------------------
                        (Exact Name of Registrant)

         625 Fourth Avenue South, Minneapolis, Minnesota 55415
         -----------------------------------------------------
               (Address of Principal Executive Offices)

                            (612) 340-7005
                   -------------------------------
                   (Registrant's Telephone Number)

                      John C. Bjork, Secretary
              The Lutheran Brotherhood Family of Funds
                      625 Fourth Avenue South
                 Minneapolis, Minnesota 55415
       -----------------------------------------------------
         (Name and Address of Agent for Service of Process)

          Approximate date of proposed public offering:

It is proposed that this filing will become effective under Rule 485 (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)

[X]   On December 30, 2003 pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   On (date) pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   On (date) pursuant to paragraph (a)(2).

If appropriate check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO HERE] Thrivent Investment Management(TM)
The Lutheran Brotherhood Family of Funds
Lutheran Brotherhood Opportunity Growth Fund
Lutheran Brotherhood Mid Cap Growth Fund
Lutheran Brotherhood World Growth Fund
Lutheran Brotherhood Growth Fund
Lutheran Brotherhood Fund
Lutheran Brotherhood Value Fund
Lutheran Brotherhood High Yield Fund
Lutheran Brotherhood Income Fund
Lutheran Brotherhood Municipal Bond Fund
Lutheran Brotherhood Limited Maturity Bond Fund
Lutheran Brotherhood Money Market Fund
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                      Prospectus
                                                            Class A and B Shares
                                                               December 30, 2003

                                  [PHOTO HERE]

--------------------------------------------------------------------------------

              LB Money Market Fund Checks (Class A Shares Only)..   33

 Proposed Fund Reorganizations

 A Special Meeting of Shareholders of The Lutheran Brotherhood Family of Funds
 is scheduled to be held on or about June 9, 2004 to consider a proposed plan of merger and reorganization. During meetings on November 12, 2003, the
 Trustees of The AAL Mutual Funds and the Trustees of The Lutheran Brotherhood
 Family of Funds approved the plan to reorganize the funds of The Lutheran
 Brotherhood Family of Funds into the funds of The AAL Mutual Funds. Subject to approval by shareholders, the reorganizations are expected to be effective at close of business on or about June 25, 2004.

Lutheran Brotherhood Opportunity Growth Fund

                                                                 Class A--LUOGX

                                                                 Class B--LUOBX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Opportunity Growth Fund
("LB Opportunity Growth Fund") is to achieve long-term growth of capital.

Principal Strategies

The principal strategy for achieving this objective is to invest in common stocks of companies with small market capitalizations. Under normal market conditions, the LB Opportunity Growth Fund invests at least 65% of its assets in companies that fall within the range of companies included in the Russell
2000 Index at the time of the Fund's investment. Although market capitalizations are constantly changing, as of October 31, 2003, the Russell
2000 Index included companies with capitalizations between $22 million and
$2.15 billion.

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), the Fund's
investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. Thrivent
Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

LB Opportunity Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Defining Terms

Fundamental analysis

Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Quantitative analysis

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors.

Principal Risks

The LB Opportunity Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

In addition, LB Opportunity Growth Fund will be invested in smaller companies with shorter histories and less seasoned operations. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

For these and other reasons, LB Opportunity Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of small or growth companies are out of favor.

The success of the LB Opportunity Growth Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Opportunity Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Opportunity Growth Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Opportunity Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. For
Class B shares, it also assumes the automatic conversion to Class A shares after five years. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the
Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on January 8, 1993, and both the bar chart and the table include performance from before the creation of share classes on
October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
                          YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)
 1994   1995    1996    1997    1998    1999    2000    2001     2002
-----  ------  ------  ------  ------  ------  ------  -------  -------
2.66%  37.71%  12.16%  -0.41%  -4.26%  27.07%  -7.43%  -19.57%  -32.30%

The Fund's year-to-date return as of September 30, 2003 was 25.08%.

Best Quarter:  Q4 '99 +26.26%
Worst Quarter: Q1 '01 -23.06%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                            Since       Since
                                          Inception   Inception
                                           of Fund    of Class B
                      1-Year    5-Years   (1/8/93)    (10/31/97)
LB Opportunity Growth
Fund (Class A)
 Before taxes         -36.01%   -10.34%       1.35%          N/A
 After taxes on
 distributions        -36.01%   -10.60%      -0.06%          N/A
 After taxes on
 distribution and
 redemptions          -22.11%    -7.73%       0.85%          N/A
----------------------------------------------------------------
LB Opportunity Growth
Fund (Class B)        -35.42%    -9.97%         N/A      -11.06%
----------------------------------------------------------------
Russell 2000 Index/1/ -20.47%    -1.23%       7.24%       -1.05%
----------------------------------------------------------------
Russell 2000 Growth
Index/2, 3/           -30.26%    -6.59%      N/A/4/       -6.80%
----------------------------------------------------------------

/1/The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the
   3,000 largest companies based on market capitalization).

/2/The Russell 2000 Growth Index is an unmanaged index comprised of those
   Russell 2000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 2000 companies are the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3,000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

/3/Because the Russell 2000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the Russell 2000 Index.

/4/Performance returns for the Russell 2000 Growth Index are not available for the time period shown in the table.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Opportunity Growth Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.5%    None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.0%/2/      5%
------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.48%     0.48%
---------------------------------------------------
Distribution (12b-1) Fees           None     0.75%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         1.53%     1.53%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           2.01%     2.76%
---------------------------------------------------

/1/The maximum sales charges for the Fund depend upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming
   Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $743 $1,146 $1,573 $2,759
----------------------------------------
Class B shares $779 $1,156 $1,559 $2,669
----------------------------------------

You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $743 $1,146 $1,573 $2,759
----------------------------------------
Class B shares $279   $856 $1,459 $2,669
----------------------------------------

Lutheran Brotherhood Mid Cap Growth Fund

                                                                 Class A--LBMGX

                                                                 Class B--LUGBX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Mid Cap Growth Fund ("LB
Mid Cap Growth Fund") is to achieve long-term growth of capital.
Principal Strategies

The principal strategy for achieving this objective is to invest in common stocks of companies with medium market capitalizations. Under normal market conditions, the LB Mid Cap Growth Fund invests at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap Growth Index and the S&P MidCap
400/Barra Growth Index at the time of the Fund's investment. Should Thrivent
Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt., the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative, and technical analysis are defined on page 2.) Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

LB Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The LB Mid Cap Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.
These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

For these and other reasons, LB Mid Cap Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of medium-sized companies are out of favor.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Mid Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB
Mid Cap Growth Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. For
Class B shares, it also assumes the automatic conversion to Class A shares after five years. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the
Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on May 30, 1997, and the table includes performance from before the creation of share classes on October 31, 1997.
Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
      YEAR BY YEAR TOTAL RETURN
               (CLASS A)
 1998    1999    2000     2001    2002
------  ------  ------  -------  -------
11.55%  48.23%  12.01%  -20.63%  -26.15%

The Fund's year-to-date return as of September 30, 2003 was 20.82%.

Best Quarter:  Q4 '99 +34.20%
Worst Quarter: Q1 '01 -24.10%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                             Since       Since
                                           Inception   Inception
                                            of Fund    of Class B
                        1-Year    5-Year   (5/30/97)   (10/31/97)
LB Mid Cap Growth
Fund (Class A)
 Before taxes           -30.24%    0.51%       2.60%          N/A
 After taxes on
 distributions          -30.24%   -6.19%       1.53%          N/A
 After taxes on
 distribution and
 redemptions            -18.56%    0.34%       1.81%          N/A
-----------------------------------------------------------------
LB Mid Cap Growth
Fund (Class B)          -29.65%    0.92%         N/A        1.01%
-----------------------------------------------------------------
S&P MidCap 400 Index/1/ -14.51%    6.41%       9.27%        7.29%
-----------------------------------------------------------------
Russell Midcap Growth
Index/2, 3/             -27.41%   -1.82%       0.69%       -1.31%
-----------------------------------------------------------------

/1/The S&P MidCap 400 Index is an unmanaged index which measures the performance of 400 widely held common stocks of mid-cap companies.

/2/The Russell Midcap Growth Index is an unmanaged index comprised of those
   Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth valued, specifically the 800 smallest companies within the top 1,000 of the Russell 3000 Index. The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

/3/Because the Russell Midcap Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P MidCap 400 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Mid Cap Growth Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.5%    None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.0%/2/      5%
------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.44%     0.44%
---------------------------------------------------
Distribution (12b-1) Fees           None     0.75%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         1.50%     1.50%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           1.94%     2.69%
---------------------------------------------------

/1/The maximum sales charges for the Fund depend upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming
   Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $736 $1,126 $1,539 $2,690
----------------------------------------
Class B shares $772 $1,135 $1,525 $2,598
----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $736 $1,126 $1,539 $2,690
----------------------------------------
Class B shares $272   $835 $1,425 $2,598
----------------------------------------

Lutheran Brotherhood World Growth Fund

                                                                 Class A--LBWGX

                                                                 Class B--LUWBX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood World Growth Fund ("LB
World Growth Fund") is to seek total return from long-term growth of capital.

Principal Strategies

The LB World Growth Fund seeks to achieve its objective by investing primarily
(at least 65%) in common stocks of established non-U.S. companies. The Fund expects to diversify broadly among developed and emerging countries throughout the world.

Stock selection reflects a growth style. While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized, companies. In determining the appropriate distribution of investments among various countries and geographic regions, T. Rowe Price International, Inc. ("Price International"), the Fund's
subadviser, employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental analysis is defined on page 2.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

.. Leading market position
.. Attractive business niche
.. Strong franchise or natural monopoly
.. Technological leadership or proprietary advantages
.. Seasoned management
.. Earnings growth and cash flow sufficient to support growing dividends
.. Healthy balance sheet with relatively low debt

While LB World Growth Fund invests primarily in common stocks, to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Fund's objective.

In pursuing the Fund's investment objective, Price International has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

LB World Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

LB World Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Price International's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Stocks of non-U.S. companies in which LB World Growth Fund invests generally carry more risk than stocks of U.S. companies. One of the most important is currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on LB World Growth Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

The economies and financial markets of certain regions--such as Latin America,
Asia, and Europe and the Mediterranean region--can be highly interdependent and may decline all at the same time.

Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days and accounting standards of non-U.S. markets, and higher transaction costs.

LB World Growth Fund's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair LB World Growth

Fund's ability to repatriate capital or income. These risks are usually greater in emerging markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

For these and other reasons, LB World Growth Fund may underperform other stock funds (such as U.S. stock funds) when international stocks are out of favor. To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses. Although foreign currency contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and Fund returns could be adversely impacted as a result.

The success of the Fund's investment strategy depends significantly on Price
International's skill in assessing the potential of the securities in which the
Fund invests. Shares of LB World Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The
LB World Growth Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB World Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. For
Class B shares, it also assumes the automatic conversion to Class A shares after five years. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the
Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on September 5, 1995, and both the bar chart and the table include performance from before the creation of share classes on
October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
                 YEAR-BY-YEAR TOTAL RETURN
                         (CLASS A)
 1996    1997    1998    1999     2000     2001    2002
------  -----   ------  ------  -------  -------  -------
13.43%  2.17%   15.72%  32.64%  -17.13%  -21.83%  -18.39%

The Fund's year-to-date return as of September 30, 2003 was 12.11%.

Best Quarter:  Q4 '99 +24.13%
Worst Quarter: Q3 '02 -21.77%

                       AVERAGE ANNUAL TOTAL RETURNS
                    (PERIODS ENDING DECEMBER 31, 2002)

                                                        Since       Since
                                                      Inception   Inception
                                                       of Fund    of Class B
                                  1-Year    5-Years   (9/5/95)    (10/31/97)
LB World Growth Fund (Class A)
 Before taxes                     -22.91%    -5.78%      -1.15%          N/A
 After taxes on distributions     -22.91%    -5.63%      -1.58%          N/A
 After taxes on distribution and
 redemptions                      -14.07%    -3.95%      -0.79%          N/A
----------------------------------------------------------------------------
LB World Growth Fund (Class B)    -22.31%    -4.80%         N/A       -4.68%
----------------------------------------------------------------------------
MSCI EAFE Index/1/                -15.66%    -2.61%      N/A/2/       -2.55%
----------------------------------------------------------------------------

/1/The MSCI EAFE (Europe and Australasia, Far East Equity) is an unmanaged index which measures the performance of international companies screened for liquidity, cross-ownership, and industry representation.

/2/Performance returns for the MSCI EAFE Index are not available for the time period shown in the table.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB World Growth Fund./1 /

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.5%     None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, which ever is lower)     1.0%/2/       5%
---------------------------------------------  -------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                    CLASS A   CLASS B
Management Fees                        0.86%    0.86%
------------------------------------------------------
Distribution (12b-1) Fees               None    0.75%
------------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)             1.72%    1.72%
------------------------------------------------------
Total Annual Fund Operating
Expenses                               2.58%    3.33%
------------------------------------------------------

/1/The maximum sales charges for the Fund depend upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming
   Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3      5     10
               Year Years  Years  Years

----------------------------------------
Class A shares $798 $1,311 $1,850 $3,314
----------------------------------------
Class B shares $837 $1,327 $1,841 $3,234
----------------------------------------

You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $798 $1,311 $1,850 $3,314
----------------------------------------
Class B shares $337 $1,027 $1,741 $3,234
----------------------------------------

Lutheran Brotherhood Growth Fund

                                                                 Class A--LBGAX

                                                                 Class B--LBGBX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Growth Fund ("LB Growth
Fund") is to achieve long-term growth of capital.

Principal Strategies

The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of growth companies with large market capitalizations. The Fund invests primarily in stocks of companies that
Thrivent Investment Mgt., the Fund's investment adviser, believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. Thrivent Investment Mgt.
defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
October 31, 2003, companies with large market capitalizations are those with market capitalizations of at least $10.3 billion.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell.
(Fundamental, quantitative, and technical analysis are defined on page 2.)

LB Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The LB Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor.

For these and other reasons, LB Growth Fund may underperform other stock funds.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB
Growth Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the
Fund, and after-tax returns for Class B shares will vary.

The LB Growth Fund commenced operations on October 29, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
        (CLASS A)
  2000      2001     2002
-------   -------   -------
-14.36%   -24.33%   -30.14%

The Fund's year-to-date return as of September 30, 2003 was 16.72%.

Best Quarter:  Q4 '01 +13.54%
Worst Quarter: Q1 '01 -21.65%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                              1-Year    (10/29/99)
LB Growth Fund (Class A)
 Before taxes                                 -33.97%      -19.79%
 After taxes on distributions                 -33.97%      -19.79%
 After taxes on distribution and redemptions  -20.86%      -14.98%
------------------------------------------------------------------
LB Growth Fund (Class B)                      -33.41%      -19.46%
------------------------------------------------------------------
S&P 500/Barra Growth Index/1/                 -23.58%      -15.70%
------------------------------------------------------------------
Russell 1000 Growth Index/2, 3/               -27.88%      -18.71%
------------------------------------------------------------------

/1/The S&P 500/Barra Growth Index measures the performance of the growth style of investing in large cap U.S. stocks. The index is constructed by dividing the stocks in the S&P 500 Index according to the price-to-book ratios. The
   S&P 500/Barra Growth Index contains stocks with higher price-to-book ratios.

/2/The Russell 1000 Growth Index is an unmanaged Index comprised of those
   Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

/3/Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500/Barra Growth Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Growth Fund./1 /

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed On Purchases (as a
percentage of offering price)           5.5%    None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.0%/2/      5%
------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.43%     0.43%
---------------------------------------------------
Distribution (12b-1) Fees           None     0.75%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         2.13%     2.13%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           2.56%     3.31%
---------------------------------------------------
Expense Reimbursement/3/           1.25%     1.25%
---------------------------------------------------
Net Expense                        1.31%     2.06%
---------------------------------------------------

/1/The maximum sales charges for the Fund depend upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming
   Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

/3/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Growth Fund equal in the aggregate to 1.25% of the average daily net assets of LB Growth Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1                    10
               Year 3 Years 5 Years Years
------------------------------------------
Class A shares $795 $1,303  $1,836  $3,286
------------------------------------------
Class B shares $834 $1,318  $1,826  $3,206
------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                1                    10
               Year 3 Years 5 Years Years
------------------------------------------
Class A shares $795 $1,303  $1,836  $3,286
------------------------------------------
Class B shares $334 $1,018  $1,726  $3,206
------------------------------------------

Lutheran Brotherhood Fund

                                                                 Class A--LUBRX

                                                                 Class B--LUBBX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Fund ("LB Fund") is to seek growth of capital and income.

Principal Strategies

The principal strategy for achieving this objective is to invest in the common stocks of leading U.S. companies. The Fund invests primarily (at least 65%) in stocks of companies with large market capitalizations, which Thrivent
Investment Mgt. believes have balance sheet strength and profitability.
Thrivent Investment Mgt., the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of October 31, 2003, companies with large market capitalizations are those with market capitalizations of at least $10.3 billion.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry.
(Fundamental, quantitative, and technical analysis are defined on page 2.)
Thrivent Investment Mgt. seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

LB Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

LB Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

For these and other reasons, LB Fund may underperform other stock funds (such as small company or medium company stock funds) when larger company stocks are out of favor.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years (or since inception if less than ten years) compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the
Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on June 2, 1970, and both the bar chart and the table include performance from before the creation of share classes on October
31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
                         YEAR -BY-YEAR TOTAL REURN
                                  (CLASS A)
 1993   1994    1995    1996    1997    1998    1999    2000     2001    2002
-----  ------  ------  ------  ------  ------  ------  ------  -------  -------
8.69%  -3.41%  32.04%  17.22%  27.90%  23.30%  20.50%  -9.68%  -17.40%  -24.59%

The Fund's year-to-date return as of September 30, 2003 was 11.54%.

Best Quarter:  Q4 '98 +22.54%
Worst Quarter: Q3 '02 -18.28%

               AVERAGE ANNUAL TOTAL RETURNS
            (PERIODS ENDING DECEMBER 31, 2002)

                                                    Since
                                                  Inception
                                                  of Class B
                   1-Year    5-Years   10-Years   (10/31/97)
LB Fund (Class A)
 Before taxes      -28.73%    -4.61%      5.08%          N/A
 After taxes on
 distributions     -28.75%    -5.82%      3.18%          N/A
 After taxes on
 distribution and
 redemptions       -17.64%    -3.25%      3.90%          N/A
------------------------------------------------------------
LB Fund (Class B)  -28.12%    -4.22%        N/A       -3.21%
------------------------------------------------------------
S&P 500 Index/1/   -22.10%    -0.59%      9.35%        0.64%
------------------------------------------------------------

/1/The S&P 500 Index is an unmanaged index which measures the performance of
   500 widely held common stocks of large-cap companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.5%    None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower       1.0%/2/      5%
------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.38%     0.38%
---------------------------------------------------
Distribution (12b-1) Fees           None     0.75%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         0.76%     0.76%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           1.14%     1.89%
---------------------------------------------------

/1/The maximum sales charges for the Fund depend upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming
   Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $660 $892  $1,143 $1,860
---------------------------------------
Class B shares $692 $894  $1,121 $1,753
---------------------------------------

You would pay the following expenses if you did not redeem your shares:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $660 $892  $1,143 $1,860
---------------------------------------
Class B shares $192 $594  $1,021 $1,753
---------------------------------------

Lutheran Brotherhood Value Fund

                                                                 Class A--LBVAX

                                                                 Class B--LBVBX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Value Fund ("LB Value
Fund") is to achieve long-term growth of capital.

Principal Strategies

The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of undervalued companies with large market capitalizations. Thrivent Investment Mgt., the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
October 31, 2003, companies with large market capitalizations are those with market capitalizations of at least $10.3 billion.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value.
These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical analysis are defined on page 2.)

The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

LB Value Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Defining Terms

Price-to-earnings (P/E) ratio

The price-to-earnings (P/E) ratio represents the price of a stock divided by its earnings per share. In general, the higher the P/E, the greater the expectations are for earnings growth.

Price-to-book ratio

The price-to-book ratio represents the price of a stock divided by its net asset value. The price/book ratio can be a guide in determining the value of a stock.

Principal Risks

The LB Value Fund's principal risks are the risks generally of stock investing.
They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

There is also a risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

For these and other reasons, LB Value Fund may underperform other stock funds.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Value Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the
Fund, and after-tax returns for Class B shares will vary.

The LB Value Fund commenced operations on October 29, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
      (CLASS A)
 2000    2001     2002
-----   ------  -------
1.92%   -9.53%  -23.38%

The Fund's year-to-date return as of September 30, 2003 was 12.11%.

Best Quarter:  Q4 '01  +8.63%
Worst Quarter: Q3 '02 -17.63%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                              1-Year    (10/29/99)
LB Value Fund (Class A)
 Before taxes                                 -27.61%      -10.74%
 After taxes on distributions                 -27.74%      -10.87%
 After taxes on distribution and redemptions  -16.95%       -8.42%
------------------------------------------------------------------
LB Value Fund (Class B)                       -27.02%      -10.43%
------------------------------------------------------------------
S&P 500/Barra Value Index/1/                  -20.86%       -8.12%
------------------------------------------------------------------

/1/The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap U.S. stocks. The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. The S&P
   500/Barra Value Index contains stocks with lower price-to-book ratios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Value Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           5.5%    None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.0%/2/      5%
------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.40%     0.40%
---------------------------------------------------
Distribution (12b-1) Fees           None     0.75%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         1.66%     1.66%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           2.06%     2.81%
---------------------------------------------------
Expense Reimbursement/3/           0.80%     0.80%
---------------------------------------------------
Net Expenses                       1.26%     2.01%
---------------------------------------------------

/1/The maximum sales charges for the Fund depend upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming
   Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

/3/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Value Fund equal in the aggregate to 0.80% of the average daily net assets of LB Value Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $747 $1,157 $1,593 $2,798
----------------------------------------
Class B shares $783 $1,168 $1,579 $2,709
----------------------------------------

You would pay the following expenses if you did not redeem your shares:

                1     3      5     10
               Year Years  Years  Years
----------------------------------------
Class A shares $747 $1,157 $1,593 $2,798
----------------------------------------
Class B shares $283   $868 $1,479 $2,709
----------------------------------------

Lutheran Brotherhood High Yield Fund

                                                                 Class A--LBHYX

                                                                 Class B--LUHBX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood High Yield Fund ("LB High
Yield Fund") is to obtain high current income, and, secondarily, growth of capital.

Principal Strategies

Under normal market conditions, the LB High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.
(Fundamental, quantitative, and technical analysis are defined on page 2.)
Thrivent Investment Mgt. focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations. Thrivent Investment Mgt.
generally purchases bonds with a 10-year maturity, although it may purchase bonds with a shorter or longer maturity.

Principal Risks

The principal risks of LB High Yield Fund include the tendency of high-yield, high-risk bond prices to fall when the economy is sluggish or overall corporate earnings are weak. During those times, it may become difficult for issuers of high-yield bonds to generate sufficient cash flow or to obtain adequate access to capital markets to pay principal or interest. For all bonds, there is a risk that an issuer will default. High-yield bonds, however, are more susceptible to the risk of default and their prices usually fall if a number of issuers, or a high profile issuer, default or go bankrupt or if the market anticipates either of those events.

The price of LB High Yield Fund shares also may be affected by weak equity markets, when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.
In addition, many high yield securities are traded only among institutional investors, and it may be difficult for Thrivent Investment Mgt. to sell the
Fund's portfolio investments at fair prices when high-yield bonds fall out of favor with those investors.

Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB High Yield Fund to fall as well. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In general, the prices at which lower quality bonds are traded before they mature may be more affected by the financial health of the issuer and the economy and less by changes in interest rates.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB High
Yield Fund cannot be certain that it will achieve its objective.

Defining Terms

Maturity

Maturity is a measure of the remaining time before the bond must be repaid.

Duration

Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security. Duration considers the bond's cash flows and the time value of money.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years (or since inception if less than ten years) compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. For
Class B shares, it also assumes the automatic conversion to Class A shares after five years. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the
Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on April 3, 1987, and both the bar chart and the table include performance from before the creation of share classes on October
31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
                          YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)
 1993    1994    1995    1996    1997    1998   1999    2000     2001    2002
------  ------  ------  ------  ------  ------  -----  -------  ------  ------
20.86%  -5.29%  19.38%  10.96%  13.47%  -1.94%  7.05%  -16.31%  -1.73%  -6.98%

The Fund's year-to-date return as of September 30, 2003 was 20.25%.

Best Quarter:  Q3 '97  +6.91%
Worst Quarter: Q4 '00 -12.10%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)

                                                      Since
                                                    Inception
                                                    of Class B
                     1-Year    5-Years   10-Years   (10/31/97)
LB High Yield Fund
(Class A)
 Before taxes        -11.21%    -5.17%      2.81%          N/A
 After taxes on
 distributions       -14.63%    -9.05%     -1.20%          N/A
 After taxes on
 distribution and
 redemptions          -6.83%    -5.57%      0.51%          N/A
--------------------------------------------------------------
LB High Yield Fund
(Class B)            -10.87%    -4.96%        N/A       -4.63%
--------------------------------------------------------------
Lehman Brothers High
Yield Bond Index/1/   -1.41%     0.38%      5.86%        0.72%
--------------------------------------------------------------

/1/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB High Yield Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           4.5%    None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.0%/2/      5%
------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.39%     0.39%
---------------------------------------------------
Distribution (12b-1) Fees           None     0.75%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         0.63%     0.63%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           1.02%     1.77%
---------------------------------------------------

/1/The maximum sales charges for the Fund depend upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming
   Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
  will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3     5     10
               Year Years Years  Years
---------------------------------------
Class A shares $549 $760    $988 $1,642
---------------------------------------
Class B shares $680 $857  $1,059 $1,620
---------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $549 $760  $988  $1,642
--------------------------------------
Class B shares $180 $557  $959  $1,620
--------------------------------------

Lutheran Brotherhood Income Fund

                                                                 Class A--LUBIX

                                                                 Class B--LUIBX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Income Fund ("LB Income
Fund") is to seek high current income while preserving principal. The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

Principal Strategies

The LB Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities. Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the
"BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are defined on page
2.) Thrivent Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks

The LB Income Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Income
Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.
To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Duration and maturity are defined on page 14.)

In addition, mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

For all bonds there is a risk that an issuer will default. High-yield, high-risk bonds generally are more susceptible to risk of default than higher rated bonds. In addition, it may be difficult for Thrivent Investment Mgt. to sell high-yield bond investments in certain markets or market environments when high-yield bonds fall out of favor. For the LB Income Fund, these risks increase as Thrivent Investment Mgt. increases the percentage of the Fund's portfolio in high-yield bonds.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB
Income Fund cannot be certain that it will achieve its goal.

Defining Terms

Effective yield

Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years (or since inception if less than ten years) compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.
The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the
Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on June 1, 1972, and both the bar chart and the table include performance from before the creation of share classes on October
31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
                         YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)
 1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
------  ------  ------  -----   -----   -----   ------  ------  -----   -----
10.12%  -4.86%  18.82%  2.21%   8.36%   8.90%   -2.48%  10.22%  7.01%   4.92%

The Fund's year-to-date return as of September 30, 2003 was 6.77%.

Best Quarter:  Q2 '95 +6.69%
Worst Quarter: Q1 '94 -3.97%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                                        of Class B
                          1-Year   5-Years   10-Years   (10/31/97)
LB Income Fund (Class A)
 Before taxes              0.19%     4.64%      5.64%          N/A
 After taxes on
 distributions            -1.65%     2.29%      2.98%          N/A
 After taxes on
 distribution and
 redemptions               0.08%     2.51%      3.13%          N/A
------------------------------------------------------------------
LB Income Fund (Class B)   0.14%     4.84%        N/A        4.86%
------------------------------------------------------------------
Lehman Brothers Aggregate
Bond Index/1/             10.25%     7.55%      7.51%        7.60%
------------------------------------------------------------------

/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Income Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A    CLASS B
your investment)                     SHARES     SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)         4.5%       None
-------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)       1.0%/2/      5%
-------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.34%     0.34%
---------------------------------------------------
Distribution (12b-1) Fees           None     0.75%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         0.54%     0.54%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           0.88%     1.63%
---------------------------------------------------

/1/The maximum sales charges for the Fund depend upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming
   Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $536 $718  $916  $1,486
--------------------------------------
Class B shares $666 $814  $987  $1,462
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $536 $718  $916  $1,486
--------------------------------------
Class B shares $166 $514  $887  $1,462
--------------------------------------

Lutheran Brotherhood Municipal Bond Fund

                                                                 Class A--LUBMX

                                                                 Class B--LBBBX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Municipal Bond Fund ("LB
Municipal Bond Fund") is to provide its shareholders with a high level of current income which is exempt from federal income tax.

Principal Strategies

The LB Municipal Bond Fund tries to provide you with high current income which is exempt from federal income taxation by investing in municipal bonds, which are debt obligations issued by states, territories, and possessions of the
United States and their political subdivisions or agencies. The Fund has a fundamental policy to invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement.

Thrivent Investment Mgt., the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical analysis are defined on page 2.) Thrivent Investment Mgt. focuses on investment-grade municipal bonds of issuers that it believes are financially sound and have healthy balance sheets, strong operating income, and good economic prospects.

Principal Risks

The LB Municipal Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of
LB Municipal Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Effective yield is defined on page 16, and duration and maturity are defined on page 14.)

The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Actual or proposed changes in tax rates, regulations or federal programs could also affect your net return on investment.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Municipal Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB
Municipal Bond Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five, and ten years (or since inception if less than ten years) compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.

The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period. For
Class B shares, it also assumes the automatic conversion to Class A shares after five years. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the
Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on December 3, 1976, and both the bar chart and the table include performance from before the creation of share classes on
October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
                          YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)
 1993    1994    1995    1996   1997   1998   1999    2000    2001    2002
------  ------  ------  -----  -----  -----  ------  ------  -----   -----
12.97%  -6.57%  18.18%  3.44%  9.34%  6.19%  -3.05%  11.74%  4.94%   8.78%

The Fund's year-to-date return as of September 30, 2003 was 3.39%.

Best Quarter:  Q1 '95 +7.50%
Worst Quarter: Q1 '94 -6.34%

                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2002)

                                                              Since
                                                            Inception
                                                            of Class B
                              1-Year   5-Years   10-Years   (10/31/97)
LB Municipal Bond Fund
(Class A)
 Before taxes                  3.86%     4.64%      5.87%          N/A
 After taxes on
 distributions                 3.84%     4.63%      5.79%          N/A
 After taxes on distribution
 and redemptions               4.23%     4.67%      5.70%          N/A
----------------------------------------------------------------------
LB Municipal Bond Fund
(Class B)                      3.87%     4.80%        N/A        5.09%
----------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index/1/                  9.60%     6.06%      6.71%        6.28%
----------------------------------------------------------------------

/1/The Lehman Brothers Municipal Bond Index is an unmanaged index which measures the performance of investment grade tax-exempt bonds.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Municipal Bond Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)           4.5%    None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)      1.0%/2/      5%
------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.32%     0.32%
---------------------------------------------------
Distribution (12b-1) Fees           None     0.75%
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         0.40%     0.40%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           0.72%     1.47%
---------------------------------------------------

/1/The maximum sales charges for the Fund depend upon the amount of your investment and whether you buy Class A shares or Class B shares. For a complete description of the sales charges, see "Choosing a Class of Shares."
   In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming
   Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1%
   will apply to shares redeemed within one year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $520 $670  $833  $1,304
--------------------------------------
Class B shares $650 $765  $903  $1,279
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $520 $670  $833  $1,304
--------------------------------------
Class B shares $150 $465  $803  $1,279
--------------------------------------

Lutheran Brotherhood Limited Maturity Bond Fund

                                                                 Class A--LBLAX

                                                                   Class B--N/A

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Limited Maturity Bond Fund
("LB Limited Maturity Bond Fund") is to seek a high level of current income consistent with stability of principal.

Principal Strategies

The LB Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years. Under normal market conditions, LB Limited Maturity Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by
Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80%
to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are defined on page
2.) Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Defining Terms

Average dollar-weighted maturity

The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

Principal Risks

The LB Limited Maturity Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal.
Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Limited Maturity Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Effective yield is defined on page 16, and duration and maturity are defined on page 14.)

In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

For all bonds there is a risk that an issuer will default. Lower rated and high-yield, high-risk bonds generally are more susceptible to risk of default than higher rated bonds. In addition, it may be difficult for Thrivent
Investment Mgt. to sell high-yield bond investments in certain markets or market environments when high-yield bonds fall out of favor. For the LB Limited
Maturity Bond Fund, this risk increases as Thrivent Investment Mgt. increases the percentage of the Fund's portfolio in lower rated investment-grade bonds or in high-yield bonds.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
The LB Limited Maturity Bond Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Limited Maturity Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The table includes the effects of Fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.
The LB Limited Maturity Bond Fund commenced operations on October 29, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
     (CLASS A)
2000    2001    2002
-----   -----   -----
7.98%   8.02%   4.88%

The Fund's year-to-date return as of September 30, 2003 was 4.22%.

Best Quarter:  Q1 '01    +3.36%
Worst Quarter: Q1 '02    +0.17%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                              1-Year   (10/29/99)
LB Limited Maturity Bond Fund (Class A)
 Before taxes                                  4.88%        6.51%
 After taxes on distributions                  3.50%        4.28%
 After taxes on distribution and redemptions   2.98%        4.10%
-----------------------------------------------------------------
LB Limited Maturity Bond Fund (Class B)        4.88%        6.51%
-----------------------------------------------------------------
Lehman Brothers Government/Corporate 1-5 Year
Bond Index/1/                                  5.70%        8.03%
-----------------------------------------------------------------

/1/The Lehman Brothers Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of LB Limited Maturity Bond Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)         None        None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)       None     None/1/
------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.30%     0.30%
---------------------------------------------------
Distribution (12b-1) Fees           None      None
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         0.66%     0.66%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           0.96%     0.96%
---------------------------------------------------
Expense Reimbursement/2/           0.20%      None
---------------------------------------------------
Net Expenses                       0.76%     0.96%
---------------------------------------------------

/1/Class B shares of the LB Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds of The Lutheran Brotherhood
   Family of Funds. Class B shareholders of the LB Limited Maturity Bond Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another
   Fund. In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The
   Funds also may charge a fee of up to $30 for a redemption by wire. See
   "Redeeming Shares."

/2/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating the Class A shares of
   LB Limited Maturity Bond Fund equal in the aggregate to 0.20% of the average daily net assets of the Class A shares of LB Limited Maturity Bond Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares  $98 $306  $531  $1,178
--------------------------------------
Class B shares $598 $606  $631  $1,178
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $98  $306  $531  $1,178
--------------------------------------
Class B shares $98  $306  $531  $1,178
--------------------------------------

Lutheran Brotherhood Money Market Fund

                                                                 Class A--LBMXX

                                                                 Class B--LBBXX

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Money Market Fund ("LB
Money Market Fund") is current income consistent with stability of principal.

Principal Strategies

The LB Money Market Fund tries to produce current income while preserving the value of your shares by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S.
government discount notes, and U.S. Treasury Bills. Thrivent Investment Mgt., the Fund's investment adviser, looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis is defined on page 2.)

Thrivent Investment Mgt. manages LB Money Market Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that
LB Money Market Fund may maintain a stable $1.00 share price. Those guidelines generally require LB Money Market Fund to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require LB Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of LB Money Market Fund's total assets must be invested in "first tier" securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent Investment
Mgt. to be of comparable quality). First-tier securities generally include U.S.
Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S.
and foreign banks.

The remainder of LB Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by Thrivent Investment Mgt. to be of comparable quality), or kept in cash.

Principal Risks

The LB Money Market Fund's principal risks are those that could affect the yield of its shares. They include those factors that could cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.

An investment in the LB Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for one, five, and ten years (or since inception if less than ten years). The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period. For Class B shares, it also assumes the automatic conversion to Class A shares after five years.

The Fund commenced operations on February 1, 1979, and both the bar chart and the table include performance from before the creation of share classes on
October 31, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares. How a Fund has performed in the past is not necessarily an indication of how it will perform in the future.

                                    [CHART]
                           YEAR-BY-YEAR TOTAL RETURN
                                   (CLASS A)
1993    1994    1995    1996    1997    1998    1999    2000    2001    2002
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
2.20%   3.28%   5.00%   4.60%   4.81%   4.73%   4.35%   5.60%   3.45%   0.93%

The Fund's year-to-date return as of September 30, 2003 was 0.26%.

Best Quarter:  Q4 '00 +1.44%
Worst Quarter: Q4 '02 +0.20%

                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2002)

                                                     Since
                                                   Inception
                                                   of Class B
                     1-Year   5-Years   10-Years   (10/31/97)
LB Money Market Fund
(Class A)             0.93%     3.79%      3.89%          N/A
-------------------------------------------------------------
LB Money Market Fund
(Class B)             0.94%     3.80%        N/A        3.83%
-------------------------------------------------------------
You may call 1-800-328-4552 to obtain the Fund's current 7-day yield.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Money Market Fund./1/

SHAREHOLDER FEES
(fees paid directly from             CLASS A   CLASS B
your investment)                     SHARES    SHARES

Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price          None        None
------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net asset
value at time of purchase or
redemption, whichever is lower)       None     None/1/
------------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)                 CLASS A   CLASS B

Management Fees                    0.25%     0.25%
---------------------------------------------------
Distribution (12b-1) Fees           None      None
---------------------------------------------------
Other Expenses (including a 0.25%
shareholder servicing fee)         0.76%     0.76%
---------------------------------------------------
Total Annual Fund Operating
Expenses                           1.01%     1.01%
---------------------------------------------------
Expense Reimbursement/2/           0.10%     0.10%
---------------------------------------------------
Net Expenses                       0.91%     0.91%
---------------------------------------------------

/1/Class B shares of the LB Money Market Fund are offered solely in exchange for Class B shares of other Funds of The Lutheran Brotherhood Family of
   Funds. Class B shareholders of the LB Money Market Fund will be responsible for any Contingent Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund. In addition, the
   Funds may redeem shares in any account or charge an annual fee of $12 (a
   "small account fee") if the value of shares in the account falls below a certain minimum. See "Accounts with Low Balances." The Funds also may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

/2/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Money Market Fund equal in the aggregate to 0.10% of the average daily net assets of LB Money
   Market Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. For Class B shares, it also assumes the automatic conversion to Class A shares after five years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $103 $322  $558  $1,236
--------------------------------------
Class B shares $103 $322  $558  $1,236
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
Class A shares $103 $322  $558  $1,236
--------------------------------------
Class B shares $103 $322  $558  $1,236
--------------------------------------

Management
--------------------------------------------------------------------------------
Investment Adviser

Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota
55415, serves as investment adviser for each of the Funds. Thrivent Investment
Mgt. and its affiliates have been in the investment advisory business since
1970 and managed approximately $60.6 billion in assets as of September 30,
2003, including approximately $9.3 billion in mutual fund assets. Thrivent
Investment Mgt. provides investment research and supervision of the Funds'
investments.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except the LB World Growth Fund. For the LB World
Growth Fund (the "Subadvised Fund"), Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees of the Fund, one or more subadvisers to manage the investments of the Subadvised Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Funds. Thrivent Investment Mgt.
has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Portfolio Managers

LB Opportunity Growth Fund

Andrea J. Thomas has served as the portfolio manager of LB Opportunity Growth
Fund since 2002. Ms. Thomas has been with Thrivent Investment Mgt. since 1993 and served as an associate portfolio manager from 1997 to 2002.

LB Mid Cap Growth Fund

Brian L. Thorkelson and Andrea J. Thomas serve as portfolio co-managers of LB
Mid Cap Growth Fund.

Mr. Thorkelson has served as the portfolio manager of LB Mid Cap Growth Fund since the Fund's inception in 1997. Mr. Thorkelson has been with Thrivent
Investment Mgt. since 1987.

Ms. Thomas has served as the portfolio manager of LB Mid Cap Growth Fund since
December 2003, and she served as associate portfolio manager of the Fund from
1997 to 2002. Ms. Thomas has been with Thrivent Investment Mgt. since 1993.

LB World Growth Fund

Thrivent Investment Mgt. has engaged Price International, 100 East Pratt
Street, Baltimore, Maryland 21202, as investment subadviser for LB World Growth
Fund. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $20.0 billion under management as of September 30, 2003 in its offices in Baltimore, London, Tokyo,
Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an
investment advisory group that has day-to-day responsibility for managing the
Fund and developing and executing the Fund's investment program.

LB Growth Fund

Scott A. Vergin has served as the portfolio manager of LB Growth Fund since
2002. Mr. Vergin has been with Thrivent Investment Mgt. since 1984 and has served as a portfolio manager since 1994.

LB Fund

Frederick L. Plautz has served as the portfolio manager of LB Fund since 2002.
Mr. Plautz has been a portfolio manager with Thrivent Investment Mgt. since
1995.

LB Value Fund

The LB Value Fund is managed by a team of investment professionals from
Thrivent Investment Mgt.

LB High Yield Fund
Paul J. Ocenasek and Mark L. Simenstad serve as portfolio co-managers of LB
High Yield Fund.

Mr. Ocenasek has served as a portfolio manager of LB High Yield Fund since
1997. Mr. Ocenasek has been with Thrivent Investment Mgt. since 1987.

Mr. Simenstad has served as a portfolio manager of LB High Yield Fund since
2001, and he has been a portfolio manager with Thrivent Investment Mgt. since
1999. Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur Asset Management from 1996 until 1999.

LB Income Fund

Michael G. Landreville and Alan D. Onstad serve as portfolio co-managers of LB
Income Fund.

Mr. Landreville has served as a portfolio manager of LB Income Fund since 1998.
Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has been a portfolio manager since 1998.

Mr. Onstad has served as a portfolio manager of LB Income Fund since 2002. Mr.
Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

LB Municipal Bond Fund

Janet I. Grangaard has served as portfolio manager of LB Municipal Bond Fund since 2002. Ms. Grangaard has been a portfolio manager with Thrivent Investment
Mgt. since 1994.

LB Limited Maturity Bond Fund

Michael G. Landreville has served as portfolio manager of LB Limited Maturity
Bond Fund since its inception in 1999. Mr. Landreville has been with Thrivent
Investment Mgt. since 1983 and has been a portfolio manager since 1998.

LB Money Market Fund

William D. Stouten has served as portfolio manager of the LB Money Market Fund since 2003. Mr. Stouten was a research analyst/trader for the money market funds at Thrivent Investment Mgt. from 2001 to 2003. Prior to joining Thrivent
Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur
Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Investment Mgt. and Price International may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.
Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Advisory Fees

Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.
During the fiscal year ended October 31, 2003, Thrivent Investment Mgt.
received the following advisory fees, expressed as a percentage of the Fund's average net assets:

LB Opportunity Growth Fund.................... 0.48%
LB Mid Cap Growth Fund........................ 0.44%
LB World Growth Fund.......................... 0.86%
LB Growth Fund................................ 0.43%
LB Fund....................................... 0.38%
LB Value Fund................................. 0.40%
LB High Yield Fund............................ 0.39%
LB Income Fund................................ 0.34%
LB Municipal Bond Fund........................ 0.32%
LB Limited Maturity Bond Fund................. 0.30%
LB Money Market Fund.......................... 0.25%
*Thrivent Investment Mgt. reimbursed certain expenses of some of the
 Funds. This table does not reflect the effect of any reimbursements.

Shareholder Information
--------------------------------------------------------------------------------
How to Contact Us

By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail (New Applications):
 The Lutheran Brotherhood Family of Funds
 P.O. Box 219347
 Kansas City, Missouri 64121-9347

By Mail (Additional Investments):
 The Lutheran Brotherhood Family of Funds
 P.O. Box 219334
 Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
 The Lutheran Brotherhood Family of Funds
 P.O. Box 219348
 Kansas City, Missouri 64121-9348

By Express Mail:

 Thrivent Investment Management Inc.
 210 West 10/th/ Street, 8/th/ Floor
 Kansas City, Missouri 64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV").
Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern Time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. The price at which you purchase or redeem shares of the
Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

LB Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by LB Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total
Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Choosing a Class of Shares

This Prospectus offers two classes of shares, each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.

                 CLASS A SHARES                               CLASS B SHARES
Sales            Initial sales charge at time of investment   Contingent Deferred Sales Charge ("CDSC")
Charges          of up to 5.5% for equity funds and 4.5%      of 5% to 1%, depending on how long you
                 for fixed income funds depending on          hold your shares before you redeem them.
                 amount of investment                         There is no CDSC after five years
---------------------------------------------------------------------------------------------------------
Rule 12b-1       None                                         0.75%. Class B shares convert automatically
Distribution Fee                                              to Class A shares after five years
---------------------------------------------------------------------------------------------------------
Shareholder      0.25% each year of average daily net         0.25% each year of average daily net
Servicing Fee    assets                                       assets
---------------------------------------------------------------------------------------------------------

  Class B shares (other than those of LB Limited Maturity Bond Fund and LB
  Money Market Fund) have an annual distribution fee. This is also called a
  12b-1 fee, based on the SEC rule that permits this type of fee. Under its
  12b-1 plan, the Funds (other than LB Limited Maturity Bond Fund and LB Money
  Market Fund) pay Thrivent Investment Mgt. distribution fees for the sale and distribution of Class B shares. Those fees are paid out of a Fund's assets attributable to the Class B shares on an ongoing basis, and as a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth
Fund, LB Growth Fund, LB Fund and LB Value Fund.

              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT

Less than $50,000                                    5.5%                 5.82%
$50,000 and above but less than $100,000             4.5%                 4.71%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

The table below shows the sales charges you will pay if you purchase Class A shares of LB High Yield Fund, LB Income Fund and LB Municipal Bond Fund.

              WHEN YOU INVEST                 THIS % IS DEDUCTED   WHICH EQUALS THIS %
                THIS AMOUNT                   FOR SALES CHARGES    OF YOUR INVESTMENT

Less than $50,000                                    4.5%                 4.71%
$50,000 and above but less than $100,000             4.0%                 4.17%
$100,000 and above but less than $250,000            3.5%                 3.63%
$250,000 and above but less than $500,000            2.5%                 2.56%
$500,000 and above but less than $1,000,000          2.0%                 2.04%
$1,000,000 or more                                     0%*                   0%*
--------------------------------------------------------------------------------------

  *A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways to Eliminate or Reduce the Initial Sales Charges

.. Rights of Accumulation: You can combine the value of all shares of any class of the Funds (except LB Limited Maturity Bond Fund and LB Money Market Fund)
  that you or members of your family who live with you own to the amount of your next Class A purchase for the purpose of calculating the sales charge.
  The value of all shares in an employer sponsored retirement plan (except shares of LB Limited Maturity Bond Fund and LB Money Market Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan. Effective May 10, 2004, rights of accumulation apply to shares which you own in The AAL Mutual Funds or shares which you purchase by exchanging shares of The AAL Mutual Funds.

.. Automatic Reinvestments: Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds, except LB Limited Maturity Bond Fund and LB Money Market Fund,
  will not be subject to any initial sales charge.

.. Thirteen-month Letter of Intent: If you intend to accumulate $50,000 or more, including the value of existing investments, in Class A or Class B shares of one or more of the Funds (except LB Limited Maturity Bond Fund or LB Money
  Market Fund) within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares. Effective
  May 10, 2004, the new Letter of Intent agreements will apply to shares which you own in The AAL Mutual Funds or shares which you purchase by exchanging shares of The AAL Mutual Funds.

.. Reinvestment upon Redemption: Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund other than LB
  Money Market Fund or LB Limited Maturity Bond Fund, or if you redeem any or all of your Class B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class A shares of any of the Funds without paying a sales charge on the purchase of Class A shares. You must make your reinvestment within 90 days after redeeming your
  Class A shares or Class B shares and inform us that you qualify for this discount. Your redemption may be a taxable event even if the shares are later reinvested.

.. Surrender or Dividend Withdrawal: If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent
  Financial for Lutherans ("Thrivent Financial") or Thrivent Life Insurance
  Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

.. Amount Invested from Close-out of Small Class B Account: If you redeem a
  Class B account that is below $500 and instruct that the proceeds should be used to purchase additional shares of an existing Class A account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B account will not be subject to a contingent deferred sales charge or an initial sales charge for the purchase of Class A shares.

.. Investment Advisory Program: Class A shares purchased in connection with a fee-based investment advisory program offered by Thrivent Investment Mgt.
  will not be subject to any sales charge.

.. Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and
  501(c)(13) of the Internal Revenue Code.

Class B Shares

If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

                          This % of net asset value at
 When you sell shares         the time of purchase
in this year after you     (or of sale, if lower) is
     bought them          deducted from your proceeds

      1st Year.................................. 5%
      2nd Year ..................................4%
      3rd Year ..................................3%
      4th Year ..................................2%
      5th Year ..................................1%

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the CDSC and then Class B shares held for the longest period of time. There is no CDSC on exchanges into Class B shares of the other Funds. The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. However, if you exchange Class A shares of LB Limited Maturity Bond Fund or LB Money Market
Fund for Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC. If you exchange Class B shares of any other Fund for Class B shares of LB Limited Maturity Bond Fund or LB Money
Market Fund, the CDSC will stop declining during the period your investment is in the LB Limited Maturity Bond Fund or LB Money Market Fund Class B shares.
The amount of any CDSC will be paid to Thrivent Investment Mgt., the broker-dealer for the Funds.

Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases,
Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead. Class B shares of LB Limited Maturity Bond Fund and LB
Money Market Fund are offered solely in exchange for Class B shares of other
Funds of The Lutheran Brotherhood Family of Funds.

Contingent Deferred Sales Charge Waivers

No CDSC will apply to the following:

.. Increases in the net asset value of Class B shares above the purchase price;
.. Class B shares purchased through reinvestment of dividends and capital gains distributions;
.. Class B shares purchased more than five years prior to redemption;
.. Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living"
  or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);
.. Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or

.. Redemption of Class B share account which is below $500 with instructions to purchase additional shares of an existing Class A share account in order to meet the required minimum amount for the Fund.

Conversion of Class B Shares to Class A Shares

Your Class B shares will automatically convert into Class A shares of the same
Fund after five years and consequently will no longer be subject to the higher expenses borne by Class B shares. The Fund will not include the period that you held Class B shares of LB Limited Maturity Bond Fund or LB Money Market Fund in
calculating the five-year period.

Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent
Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment
Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

                                              FIRST   ADDITIONAL
               REGULAR ACCOUNT               PURCHASE PURCHASES
               -------------------------------------------------
               All Funds except LB Money
               Market Fund and LB Limited
               Maturity Bond Fund             $1,000     $ 50
               -------------------------------------------------
               LB Money Market Fund           $1,500     $100
               -------------------------------------------------
               LB Limited Maturity Bond Fund  $2,500     $100
               -------------------------------------------------
               IRA OR TAX-DEFERRED PLAN
               -------------------------------------------------
               All Funds except LB Money
               Market Fund and LB Limited
               Maturity Bond Fund             $  500     $ 50
               -------------------------------------------------
               LB Money Market Fund and LB
               Limited Maturity Bond Fund     $  500     $100
               -------------------------------------------------

                                                   MINIMUM MONTHLY
                                                     AMOUNT PER
             AUTOMATIC INVESTMENT PLAN                 ACCOUNT
             -----------------------------------------------------
             All Funds except LB Money Market Fund
             and LB Limited Maturity Bond Fund          $ 50
             -----------------------------------------------------
             LB Money Market Fund and LB Limited
             Maturity Bond Fund                         $100
             -----------------------------------------------------

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays. Your order will be considered received when your check or other payment is received in good order.
Orders that are received before the close of regular trading on the NYSE
(generally 4:00 p.m. Eastern Time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the
NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

.. By mail
.. By wire transfer

Class B shares of LB Limited Maturity Bond Fund and LB Money Market Funds are
offered solely in exchange for Class B shares of other Funds of The Lutheran
Brotherhood Family of Funds.

Initial Purchases by Mail

To buy shares of the Funds by mail:
.. Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
.. Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The Lutheran Brotherhood Family of Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Step 1: Call our Interaction Center at (800) THRIVENT (847-4836) and provide the following information:
      . Your account registration;
      . The name of the Fund(s) in which you want to invest;
      . The Class of shares you wish to buy;
      . Your address;
      . Your Social Security or tax identification number;
      . The dollar amount;
      . The name of the wiring bank; and
      . The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:

      Wire transfer to:
        State Street Corp.
        225 Franklin Street
        Boston, Massachusetts 02101
        ABA #011000028
        Account #4195-538-6

      Credit:
        Thrivent Financial Investor Services Inc. as Agent for the benefit of
        The Lutheran Brotherhood Family of Funds

      Further Credit:
        [Name of the Fund]
        [Shareholder Account Number]
        [Shareholder Registration/Name]

Step 3: Mail your application.

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:
.. By mail
.. By telephone
.. By the Internet
.. By wire transfer
.. Through the Automatic Investment Plan

Additional Purchases by Mail

To make additional purchases by mail, make your check payable to the specific
Fund in which you are investing. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases by Telephone

Before you can buy additional shares by telephone, you must have selected the
Request for Telephone Purchase option on the application. Once you have selected this option, you can call our Interaction Center at (800) THRIVENT
(847-4836) and we will withdraw money from your bank checking or savings account to make your investment. You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer. If you need to invest sooner, you should consider making a wire transfer purchase.

We have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that we will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, we may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases by the Internet

You may purchase additional shares within your Fund accounts over the Internet
(pre-authorized bank information is required prior to purchase). We require a
Personal Identification Number (PIN) prior to authorizing transactions on your
Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases by Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.
In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, Massachusetts 02101
   ABA #011000028
   Account #4195-538-6

 Credit:
   Thrivent Financial Investor Services Inc. as Agent for the benefit of The
   Lutheran Brotherhood Family of Funds

   Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to write checks or use your Visa CheckCard on an LB Money
Market Fund account or to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or our Interaction
Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic Bank Withdrawal Plan. Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified--which may not be less than $50 per account--on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from their LB Money Market Fund account. The automatic exchange plan allows investors to select the transaction date. All such investments must be at least $50 and will be subject to the applicable sales charge. To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees of Thrivent
Financial, employees of Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The Lutheran Brotherhood Family of Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information.
Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank. We do not accept cash or cash equivalents. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, we may postpone paying the redemption proceeds until your payment has cleared or up to 15 days from the date of purchase.

We reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. will maintain a share account for you. Share certificates will not be issued. We generally mail written confirmation of your purchases, except for additional purchases in the LB Money Market Fund, within five business days following the date of your purchase. We mail confirmation of additional purchases in the LB Money Market Fund monthly. We mail confirmation of your automatic investment plan transactions at least quarterly. For information about your shares, please contact the Interaction Center at (800)
THRIVENT (847-4836).

Redeeming Shares

You can sell your shares on any business day we price the Funds' shares. Once we receive your request for redemption, we will redeem your shares at the next
NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 15 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:
.. By mail
.. By phone
.. By the Internet
.. By wire transfer
.. Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1: Prepare a written request including the following information:
      . Name(s) of the account owner(s);
      . Your account number;
      . The name of the Fund(s) whose shares are being redeemed; and
      . Dollar or share amount you wish to redeem.

      If an account has multiple owners, we may rely on the instructions of any one account owner.

      You must have a Medallion Signature Guarantee if you want to do any of the following:
      . Sell shares with a value of more than $100,000;
      . Send the proceeds to an address other than the one listed for your account; or
      . Make the check payable to someone other than the account owners(s).

      A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the
      Medallion Signature Guarantee Program. A Medallion Signature Guarantee
      may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.

Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if we are waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call our Interaction Center at (800) THRIVENT
(847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:
.. Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
.. There has been no change of address in the preceding 30 days;
.. The request is for $100,000 or less;
.. Shares to be redeemed cannot be in certificate form; and
.. If an account has multiple owners, we may rely on the instructions of any one account owner.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. We require a
Personal Identification Number (PIN) prior to authorizing transactions on your
Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:
.. A fee of up to $30 may be assessed for redemptions by wire.
.. If an account has multiple owners, we may rely on the instructions of any one account owner.
.. This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:
.. You need a minimum of $5,000 in your account to start the plan.
.. You can select the date(s) on which the money is withdrawn.
.. To start the plan or change the payee(s), you must notify us in writing and you must have all account owner(s) sign the appropriate form, which is available from our Interaction Center.
.. Money can be sent by check or electronic funds transfer.
.. To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
.. Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note, for minimum required distributions from certain retirement plan accounts, we will waive the contingent deferred sales charge on Class B shares.

LB Money Market Fund Checks (Class A Shares Only)

You can write checks on your LB Money Market Fund account, except for Class B shares, if you complete a check writing signature card and agreement. You can request checks on your Funds application or in writing. We do not charge a fee for supplying your checks. The following rules and/or guidelines apply:
.. The checks you write on the LB Money Market Fund must be for $500 or more.
  (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
.. Our transfer agent may impose reasonable fees for each check that is returned.

.. Unless you purchased shares by wire, you must wait up to 15 business days after you purchase The LB Money Market Fund shares to write checks against that purchase.

.. Unless you redeem via the Internet, you need a written request--not a check--to close an LB Money Market Fund account. Your written request will require a Medallion Signature Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.

Visa CheckCard

Class A shareholders of LB Money Market Fund are offered the opportunity to apply for a VISA CheckCard. With a VISA CheckCard, you authorize the redemption of your shares by using the card. The VISA CheckCard may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances
(which a bank may limit to $5,000 per account per day for merchandise and services, $600 per account for cash advances) from any bank honoring VISA. You will earn daily income dividends on Fund shares up to the date they are redeemed.

When you receive an LB Money Market Fund VISA CheckCard, you will be subject to the VISA account regulations of the issuing bank, including an annual VISA fee of $25 to cover its fees and administrative costs. The issuing bank may also charge a fee each time an Automated Teller Machine (ATM) is used. In addition to that fee, the bank that owns the ATM machine may also charge a fee for each transaction. Enough shares will be redeemed automatically from your account to pay the fee. Lost or stolen cards should be reported immediately by calling toll-free (800) 449-9176. LB Money Market Fund and the issuing bank have the right to modify or terminate the VISA CheckCard privilege or to impose additional charges for establishing or maintaining a VISA account upon 30 days prior written notice.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. The required minimum amount for Class A and Class B share accounts is $1,000 for all Funds except LB Limited Maturity Bond Fund and LB Money Market Fund. The
required minimum amount for Class A and B share accounts of LB Limited Maturity
Bond Fund is $2,500, and the required minimum amount for Class A and B share accounts of LB Money Market Fund is $1,500.

Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed 60 days to purchase additional shares.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, you may exchange Class A shares of your Funds for Class A shares of The AAL Mutual Funds. If you exchange Class
A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

If you own Class A shares of LB Limited Maturity Bond Fund or LB Money Market
Fund which you did not obtain through an exchange, you may exchange any or all of those shares for Class B shares of another Fund. The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for Institutional Class shares of any of the Funds or Institutional Class shares of The AAL Mutual Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.
Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year. Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, we will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:
.. By mail
.. By telephone
.. By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:
.. Name(s) of the account owner(s);
.. Your Fund(s) and account number(s);
.. Dollar or share amount you wish to exchange;
.. The name of the Fund(s) and account number(s) you are exchanging into; and
.. Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call our Interaction
Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions. You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800)
THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.
The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. We require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Distributions
--------------------------------------------------------------------------------
Dividends

Dividends are declared and paid as follows:

--declared daily and paid
 monthly                  LB High Yield Fund
                          LB Income Fund
                          LB Municipal Bond Fund
                          LB Limited Maturity Bond Fund
                          LB Money Market Fund
--declared and paid
 annually                 LB Opportunity Growth Fund
                          LB Mid Cap Growth Fund
                          LB World Growth Fund
                          LB Growth Fund
                          LB Fund
                          LB Value Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending October 31.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:
.. Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.
.. Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The Lutheran Brotherhood Family of Funds.
.. All Cash. Distributions will be paid in cash. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.
.. Part Cash and Part Reinvestment. You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of that Fund.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Taxes
--------------------------------------------------------------------------------

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains--in most cases, at different rates from those that apply to ordinary income. We expect that distributions from LB Opportunity Growth Fund, LB Mid Cap Growth
Fund, LB World Growth Fund, LB Growth Fund, LB Fund and LB Value Fund will consist primarily of capital gains and that distributions from LB High Yield
Fund, LB Income Fund, LB Municipal Bond Fund, LB Limited Maturity Bond Fund and
LB Money Market Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on (i)
the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

LB World Growth Fund

Foreign investments pose special tax issues for LB World Growth Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to LB World Growth
Fund. If the amount withheld is material, LB World Growth Fund may elect to pass through a credit to shareholders.

LB Municipal Bond Fund

You will not be required to pay federal income tax on dividends of LB Municipal
Bond Fund that represent interest that the Fund earns on tax-exempt securities.
The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by LB Municipal Bond Fund will be taxable.

Other Securities And Investment Practices
--------------------------------------------------------------------------------
The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds offered by this
Prospectus may engage, along with their associated risks.

Repurchase agreements. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.
If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs). Each of the Funds, except the LB Money Market
Fund, may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-backed and asset-backed securities. Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.
Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Industry exposure. Each of the Funds may invest up to (but not more than) 25%
of its assets in the securities of a single industry. To the extent that a Fund invests in a particular industry, it will be exposed to the unique risks associated with that industry. As of the date of this prospectus, none of the
Funds held securities of any company primarily engaged in the alcohol, gaming, or tobacco industries. The Funds are not prohibited from investing in these industries, however, and may hold such securities from time to time in the future.

Foreign securities. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except the LB
Money Market Fund may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable
U.S. securities because the markets for foreign securities are less efficient.
Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure. Each of the Funds may have some international exposure in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Emerging markets exposure. Each of the Funds may have some emerging markets exposure. Investments in emerging markets are subject to abrupt and severe price declines. Emerging market countries have historically experienced, and may continue to experience, certain economic and political problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Restricted and illiquid securities. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund)
may have a subjective element.

Securities lending. Each of the Funds, except the LB Money Market Fund, may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives. Each of the Funds, except the LB Money Market Fund, may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the Fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculation may not be available.

High-yield bonds. Each of the Funds, except LB Municipal Bond Fund and LB Money
Market Fund, may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on certain risks:
.. The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
.. Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds. LB Limited Maturity Bond Fund may also invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading. The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a
Fund's transaction costs and may increase your tax liability.

The LB Opportunity Growth Fund, LB Growth Fund, LB Income Fund and LB Limited
Maturity Bond Fund had portfolio turnover rates of over 100% for the fiscal year ending October 31, 2003. The adviser restructured LB Opportunity Growth
Fund early in the fiscal year for better alignment of risk across various market cap segments. The adviser engages in active management of LB Growth
Fund, and it bought and sold securities for LB Growth Fund when it determined that it was appropriate to secure gains, limit losses, or reposition assets into more promising opportunities. The adviser uses a mortgage dollar roll program in its investment strategy for LB Income Fund and LB Limited Maturity
Bond Fund. A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.

Initial public offering. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the
Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable
IPO investment opportunities.

Securities ratings. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.

High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than LB Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the
Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing. In response to market, economic, political, or other conditions, each Fund (except LB Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

OPTIMUM(R) Account
--------------------------------------------------------------------------------
Thrivent Investment Mgt. offers the OPTIMUM Account to all LB Money Market Fund
Class A shareholders. OPTIMUM Account features include:
.. VISA CheckCard Privilege. You can use the VISA card to purchase merchandise or obtain cash advances. There is no annual fee, although you will be subject to other VISA account regulations of the issuing bank, as discussed on page
  33.
.. Checkwriting Privileges. You can write as many checks as you want with no minimum and at no charge per check. State Street Bank will redeem enough shares from your LB Money Market Fund account to cover the checks you write on the date the check reaches the Bank.
.. Tax-free Money Market Fund. You have access to Tax-Free Instruments Trust, a money market fund with dividends exempt from federal income tax.
.. Discount Brokerage. You can use OPTIMUM Account Discount Brokerage Services
  for direct purchases of general securities.
.. Automatic Settlement. Purchase and sell transactions for general securities placed through OPTIMUM Account Discount Brokerage Services will clear automatically through your LB Money Market Fund account.
.. Monthly Consolidated Statement. In lieu of an immediate confirmation of LB
  Money Market Fund financial transactions, you will receive your monthly
  OPTIMUM Account statement. The monthly statement will report all activity in your accounts held in The Lutheran Brotherhood Family of Funds, Tax-Free
  Instruments Trust, OPTIMUM Account Discount Brokerage Account, and VISA
  CheckCards.

In the future, Thrivent Investment Mgt. may offer additional features to shareholders in the OPTIMUM Account.

There is a one-time new account fee of $25 for the OPTIMUM Account package. A monthly administrative fee of $5.00 is charged. These fees will be automatically redeemed from your LB Money Market Fund account each month.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders for the fiscal year ended October
31, 2003, which is available upon request. The tables also do not show the effect of a sales charge for any of the Funds.

Lutheran Brotherhood Opportunity Growth Fund                                        Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 6.61       $  8.71       $ 14.30        $11.16        $ 9.33
Income from Investment Operations
Net investment income/(loss)                                       (0.13)        (0.12)        (0.10)        (0.13)        (0.13)
Net realized and unrealized gain/(loss) on investments (b)          2.48         (1.98)        (4.57)         3.27          1.96
Total from Investment Operations                                    2.35         (2.10)        (4.67)         3.14          1.83
Less Distributions from
Net investment income                                                  -             -         (0.92)            -             -
Net Asset Value, End of period                                    $ 8.96       $  6.61       $  8.71        $14.30        $11.16
Total return (c)                                                   35.35%       (24.00)%      (34.40)%       28.32%        19.61%
Net assets, end of period (in millions)                           $136.8       $ 108.8       $ 160.5        $253.2        $206.0
Ratio of expenses to average net assets                             2.01%         1.84%         1.59%         1.36%         1.50%
Ratio of net investment loss to average net assets                 (1.70)%       (1.38)%       (0.93)%       (0.88)%       (1.19)%
Portfolio turnover rate                                             126%         117%          126%           143%          49%

Lutheran Brotherhood Mid Cap Growth Fund                                            Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 9.50       $ 11.43       $ 18.29        $12.93        $ 9.19
Income from Investment Operations
Net investment income/(loss)                                       (0.15)        (0.13)        (0.11)        (0.15)        (0.13)
Net realized and unrealized gain/(loss) on investments (b)          3.00         (1.80)        (5.40)         5.98          3.87
Total from Investment Operations                                    2.85         (1.93)        (5.51)         5.83          3.74
Less Distributions from
Net realized gain on investments                                       -             -         (1.35)        (0.47)            -
Net Asset Value, End of period                                    $12.35       $  9.50       $ 11.43        $18.29        $12.93
Total return (c)                                                   29.86%       (16.80)%      (32.17)%       46.26%        40.70%
Net assets, end of period (in millions)                           $113.1       $  86.2       $ 107.7        $140.7        $ 59.2
Ratio of expenses to average net assets                             1.88%         1.54%         1.41%         1.56%         1.95%
Ratio of net investment loss to average net assets                 (1.51)%       (1.17)%       (0.73)%       (0.87)%       (1.34)%
Portfolio turnover rate                                             76%           55%          137%           118%          145%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             1.94%         1.89%         1.69%         1.56%         2.07%
Ratio of net investment loss to average net assets                 (1.57)%       (1.52)%       (1.01)%       (0.87)%       (1.46)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

Lutheran Brotherhood Opportunity Growth Fund                                        Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 6.37       $  8.45       $ 13.99        $11.00        $ 9.27
Income from Investment Operations
Net investment income/(loss)                                       (0.18)        (0.11)        (0.07)        (0.14)        (0.20)
Net realized and unrealized gain/(loss) on investments (b)          2.37         (1.97)        (4.55)         3.13          1.93
Total from Investment Operations                                    2.19         (2.08)        (4.62)         2.99          1.73
Less Distributions from
Net investment income                                                  -             -         (0.92)            -             -
Net Asset Value, End of period                                    $ 8.56       $  6.37       $  8.45        $13.99        $11.00
Total return (c)                                                   34.38%       (24.62)%      (34.84)%       27.36%        18.66%
Net assets, end of period (in millions)                           $ 11.6       $   9.8       $  11.6        $ 14.8        $  8.5
Ratio of expenses to average net assets                             2.76%         2.59%         2.34%         2.11%         2.25%
Ratio of net investment loss to average net assets                 (2.45)%       (2.13)%       (1.68)%       (1.63)%       (1.94)%
Portfolio turnover rate                                             126%         117%          126%           143%          49%

Lutheran Brotherhood Mid Cap Growth Fund                                            Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 9.13       $ 11.06       $ 17.87        $12.74        $ 9.12
Income from Investment Operations
Net investment income/(loss)                                       (0.24)        (0.13)        (0.07)        (0.14)        (0.19)
Net realized and unrealized gain/(loss) on investments (b)          2.89         (1.80)        (5.39)         5.74          3.81
Total from Investment Operations                                    2.65         (1.93)        (5.46)         5.60          3.62
Less Distributions from
Net realized gain on investments                                       -             -         (1.35)        (0.47)            -
Net Asset Value, End of period                                    $11.78       $  9.13       $ 11.06        $17.87        $12.74
Total return (c)                                                   29.03%       (17.45)%      (32.68)%       45.11%        39.69%
Net assets, end of period (in millions)                           $ 37.2       $  31.1       $  31.8        $ 36.4        $ 15.8
Ratio of expenses to average net assets                             2.63%         2.29%         2.16%         2.31%         2.70%
Ratio of net investment loss to average net assets                 (2.27)%       (1.92)%       (1.48)%       (1.62)%       (2.09)%
Portfolio turnover rate                                             76%           55%          137%           118%          145%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             2.69%         2.64%         2.44%         2.31%         2.82%
Ratio of net investment loss to average net assets                 (2.33)%       (2.27)%       (1.76)%       (1.62)%       (2.21)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

Lutheran Brotherhood World Growth Fund                                                  Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year          Year           Year
                                                                     Ended        Ended        Ended          Ended         Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001    10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 7.01      $  8.20      $ 12.38        $12.55         $10.58
Income from Investment Operations
Net investment income/(loss)                                          (0.02)       (0.03)       (0.04)        (0.08)         (0.01)
Net realized and unrealized gain/(loss) on investments (b)             1.40        (1.16)       (3.14)         0.30           2.05
Total from Investment Operations                                       1.38        (1.19)       (3.18)         0.22           2.04
Less Distributions from
Net investment income                                                     -            -            -             -          (0.07)
Net realized gain on investments                                          -            -        (1.00)        (0.39)             -
Total Distributions                                                       -            -        (1.00)        (0.39)         (0.07)
Net Asset Value, End of period                                       $ 8.39      $  7.01      $  8.20        $12.38         $12.55
Total return (c)                                                      19.69%      (14.51)%     (27.80)%        1.78%         19.21%
Net assets, end of period (in millions)                              $ 59.8      $  54.6      $  72.6        $102.4         $ 87.6
Ratio of expenses to average net assets                                2.46%        2.15%        1.93%         1.84%          1.88%
Ratio of net investment income/(loss) to average net assets           (0.27)%      (0.39)%      (0.38)%       (0.56)%        (0.08)%
Portfolio turnover rate                                                27%          22%          30%           40%            18%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                                2.58%        2.38%        2.13%
Ratio of net investment income/(loss) to average net assets           (0.39)%      (0.62)%      (0.58)%

Lutheran Brotherhood Growth Fund                                                   Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year         Period
                                                                     Ended        Ended        Ended          Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001   10/31/2000(d)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 8.94      $ 11.35      $ 18.61        $16.50
Income from Investment Operations
Net investment income/(loss)                                          (0.04)           -        (0.07)        (0.06)
Net realized and unrealized gain/(loss) on investments (b)             1.85        (2.41)       (7.19)         2.17
Total from Investment Operations                                       1.81        (2.41)       (7.26)         2.11
Net Asset Value, End of period                                       $10.75      $  8.94      $ 11.35        $18.61
Total return (c)                                                      20.25%      (21.23)%     (39.01)%       12.79%
Net assets, end of period (in millions)                              $ 28.0      $  21.6      $  24.8        $ 27.7
Ratio of expenses to average net assets (e)                            1.40%        1.89%        1.47%         1.30%
Ratio of net investment income/(loss) to average net assets (e)       (0.41)%      (1.02)%      (0.54)%       (0.55)%
Portfolio turnover rate                                                111%         59%          14%           17%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                            2.56%        2.54%        2.11%         1.93%
Ratio of net investment loss to average net assets (e)                (1.57)%      (1.67)%      (1.18)%       (1.18)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Since Fund inception, October 29, 1999.
(e)Computed on an annualized basis for periods less than one year.

Lutheran Brotherhood World Growth Fund                                                  Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year          Year           Year
                                                                     Ended        Ended        Ended          Ended         Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001    10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 6.75      $  7.96      $ 12.13        $12.39         $10.51
Income from Investment Operations
Net investment income/(loss)                                          (0.08)       (0.05)       (0.05)        (0.10)         (0.03)
Net realized and unrealized gain/(loss) on investments (b)             1.35        (1.16)       (3.12)         0.23           1.97
Total from Investment Operations                                       1.27        (1.21)       (3.17)         0.13           1.94
Less Distributions from
Net investment income                                                     -            -            -             -          (0.06)
Net realized gain on investments                                          -            -        (1.00)        (0.39)             -
Total Distributions                                                       -            -        (1.00)        (0.39)         (0.06)
Net Asset Value, End of period                                       $ 8.02      $  6.75      $  7.96        $12.13         $12.39
Total return (c)                                                      18.81%      (15.20)%     (28.27)%        0.97%         18.28%
Net assets, end of period (in millions)                              $ 10.8      $  10.3      $  10.8        $ 12.6         $  8.1
Ratio of expenses to average net assets                                3.21%        2.90%        2.68%         2.59%          2.63%
Ratio of net investment income/(loss) to average net assets           (1.01)%      (1.14)%      (1.13)%       (1.31)%        (0.83)%
Portfolio turnover rate                                                27%          22%          30%           40%            18%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                                3.33%        3.23%        2.88%
Ratio of net investment income/(loss) to average net assets           (1.13)%      (1.37)%      (1.33)%

Lutheran Brotherhood Growth Fund                                                   Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year         Period
                                                                     Ended        Ended        Ended          Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001   10/31/2000(d)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 8.74      $ 11.18      $ 18.47        $16.50
Income from Investment Operations
Net investment income/(loss)                                          (0.10)       (0.10)       (0.08)        (0.15)
Net realized and unrealized gain/(loss) on investments (b)             1.79        (2.34)       (7.21)         2.12
Total from Investment Operations                                       1.69        (2.44)       (7.29)         1.97
Net Asset Value, End of period                                       $10.43      $  8.74      $ 11.18        $18.47
Total return (c)                                                      19.34%      (21.82)%     (39.47)%       11.94%
Net assets, end of period (in millions)                              $ 10.6      $   7.9      $   7.3        $  6.8
Ratio of expenses to average net assets (e)                            2.15%        2.64%        2.22%         2.05%
Ratio of net investment income/(loss) to average net assets (e)       (1.16)%      (1.77)%      (1.29)%       (1.30)%
Portfolio turnover rate                                                111%         59%          14%           17%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                            3.31%        3.29%        2.86%         2.68%
Ratio of net investment loss to average net assets (e)                (2.32)%      (2.42)%      (1.93)%       (1.93)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Since Fund inception, October 29, 1999.
(e)Computed on an annualized basis for periods less than one year.

Lutheran Brotherhood Fund                                                               Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year          Year           Year
                                                                     Ended        Ended        Ended          Ended         Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001    10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $15.91      $ 19.31      $ 28.30       $  31.22       $  27.94
Income from Investment Operations
Net investment income/(loss)                                           0.04         0.03         0.04           0.04           0.07
Net realized and unrealized gain/(loss) on investments (b)             2.35        (3.40)       (8.01)          1.52           6.42
Total from Investment Operations                                       2.39        (3.37)       (7.97)          1.56           6.49
Less Distributions from
Net investment income                                                 (0.01)       (0.03)       (0.01)         (0.04)         (0.08)
Net realized gain on investments                                          -            -        (1.01)         (4.44)         (3.13)
Total Distributions                                                   (0.01)       (0.03)       (1.02)         (4.48)         (3.21)
Net Asset Value, End of period                                       $18.29      $ 15.91      $ 19.31       $  28.30       $  31.22
Total return (c)                                                      15.06%      (17.49)%     (29.07)%         5.07%         25.60%
Net assets, end of period (in millions)                              $757.6      $ 724.8      $ 976.1       $1,447.7       $1,424.4
Ratio of expenses to average net assets                                1.14%        1.09%        0.96%          0.83%          0.85%
Ratio of net investment income/(loss) to average net assets            0.23%        0.13%        0.16%          0.16%          0.24%
Portfolio turnover rate                                                10%          61%          21%           47%            57%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                                1.14%        1.09%        0.97%          0.88%          0.90%
Ratio of net investment income/(loss) to average net assets            0.23%        0.13%        0.15%          0.11%          0.19%

Lutheran Brotherhood Value Fund                                                         Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year         Period
                                                                     Ended        Ended        Ended          Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001   10/31/2000(d)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.67      $ 12.92      $ 15.77       $  14.50
Income from Investment Operations
Net investment income/(loss)                                           0.08         0.06         0.06           0.02
Net realized and unrealized gain/(loss) on investments (b)             1.79        (2.26)       (2.87)          1.25
Total from Investment Operations                                       1.87        (2.20)       (2.81)          1.27
Less Distributions from
Net investment income                                                 (0.05)       (0.05)       (0.04)             -
Net Asset Value, End of period                                       $12.49      $ 10.67      $ 12.92       $  15.77
Total return (c)                                                      17.72%      (17.22)%     (17.86)%         8.76%
Net assets, end of period (in millions)                              $ 28.4      $  22.9      $  20.6       $   15.1
Ratio of expenses to average net assets (e)                            1.28%        1.37%        1.23%          1.30%
Ratio of net investment income/(loss) to average net assets (e)        0.71%        0.48%        0.44%          0.24%
Portfolio turnover rate                                                64%         109%          35%           26%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                            2.06%        2.02%        1.85%          2.14%
Ratio of net investment income/(loss) to average net assets (e)       (0.07)%      (0.17)%      (0.18)%        (0.60)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Since Fund inception, October 29, 1999.
(e)Computed on an annualized basis for periods less than one year.

Lutheran Brotherhood Fund                                                               Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year          Year           Year
                                                                     Ended        Ended        Ended          Ended         Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001    10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $15.42      $ 18.83      $ 27.83        $30.93         $27.83
Income from Investment Operations
Net investment income/(loss)                                          (0.09)       (0.07)       (0.08)        (0.10)         (0.10)
Net realized and unrealized gain/(loss) on investments (b)             2.28        (3.34)       (7.91)         1.44           6.33
Total from Investment Operations                                       2.19        (3.41)       (7.99)         1.34           6.23
Less Distributions from
Net investment income                                                     -            -            -             -              -
Net realized gain on investments                                          -            -        (1.01)        (4.44)         (3.13)
Total Distributions                                                       -            -        (1.01)        (4.44)         (3.13)
Net Asset Value, End of period                                       $17.61      $ 15.42      $ 18.83        $27.83         $30.93
Total return (c)                                                      14.20%      (18.11)%     (29.63)%        4.32%         24.66%
Net assets, end of period (in millions)                              $ 64.9      $  65.2      $  71.5        $ 86.8         $ 63.3
Ratio of expenses to average net assets                                1.89%        1.84%        1.71%         1.58%          1.60%
Ratio of net investment income/(loss) to average net assets           (0.52)%      (0.62)%      (0.59)%       (0.59)%        (0.51)%
Portfolio turnover rate                                                10%          61%          21%           47%            57%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                                1.89%        1.84%        1.72%         1.63%          1.65%
Ratio of net investment income/(loss) to average net assets           (0.52)%      (0.62)%      (0.60)%       (0.64)%        (0.56)%

Lutheran Brotherhood Value Fund                                                         Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year         Period
                                                                     Ended        Ended        Ended          Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001   10/31/2000(d)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.49      $ 12.76      $ 15.65        $14.50
Income from Investment Operations
Net investment income/(loss)                                          (0.01)           -        (0.01)        (0.05)
Net realized and unrealized gain/(loss) on investments (b)             1.77        (2.27)       (2.88)         1.20
Total from Investment Operations                                       1.76        (2.27)       (2.89)         1.15
Less Distributions from
Net investment income                                                     -            -            -             -
Net Asset Value, End of period                                       $12.25      $ 10.49      $ 12.76        $15.65
Total return (c)                                                      16.78%      (17.79)%     (18.47)%        7.93%
Net assets, end of period (in millions)                              $  9.1      $   7.0      $   5.3        $  3.7
Ratio of expenses to average net assets (e)                            2.03%        2.12%        1.98%         2.05%
Ratio of net investment income/(loss) to average net assets (e)       (0.05)%      (0.27)%      (0.31)%       (0.51)%
Portfolio turnover rate                                                64%         109%          35%           26%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                            2.81%        2.77%        2.60%         2.89%
Ratio of net investment income/(loss) to average net assets (e)       (0.83)%      (0.92)%      (0.93)%       (1.35)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Since Fund inception, October 29, 1999.
(e)Computed on an annualized basis for periods less than one year.

Lutheran Brotherhood High Yield Fund                                                Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 4.23        $ 5.22       $  6.72        $ 7.87        $ 8.09
Income from Investment Operations
Net investment income                                               0.41          0.53          0.69          0.84          0.82
Net realized and unrealized gain/(loss) on investments (b)          0.82         (1.00)        (1.42)        (1.19)        (0.20)
Total from Investment Operations                                    1.23         (0.47)        (0.73)        (0.35)         0.62
Less Distributions from
Net investment income                                              (0.39)        (0.52)        (0.77)        (0.80)        (0.84)
Net Asset Value, End of period                                    $ 5.07        $ 4.23       $  5.22        $ 6.72        $ 7.87
Total return (c)                                                   30.00%        (9.91)%      (11.49)%       (5.21)%        7.69%
Net assets, end of period (in millions)                           $579.8        $488.8       $ 607.9        $727.3        $823.2
Ratio of expenses to average net assets                             1.02%         1.03%         0.99%         0.87%         0.86%
Ratio of net investment income to average net assets                8.70%        10.49%        11.62%        10.88%         9.96%
Portfolio turnover rate                                             96%           77%           65%           60%           55%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             1.02%         1.03%         1.00%         0.92%         0.91%
Ratio of net investment income to average net assets                8.70%        10.49%        11.61%        10.83%         9.91%

Lutheran Brotherhood Income Fund                                                    Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 8.34        $ 8.71       $  8.19        $ 8.22        $ 8.78
Income from Investment Operations
Net investment income                                               0.34          0.41          0.48          0.53          0.51
Net realized and unrealized gain/(loss) on investments (b)          0.40         (0.38)         0.56         (0.05)        (0.58)
Total from Investment Operations                                    0.74          0.03          1.04          0.48         (0.07)
Less Distributions from
Net investment income                                              (0.35)        (0.40)        (0.52)        (0.51)        (0.49)
Net Asset Value, End of period                                    $ 8.73        $ 8.34       $  8.71        $ 8.19        $ 8.22
Total return (c)                                                    9.05%         0.25%        13.25%         6.02%        (0.69)%
Net assets, end of period (in millions)                           $608.7        $629.3       $ 657.3        $611.0        $679.5
Ratio of expenses to average net assets                             0.87%         0.84%         0.83%         0.83%         0.82%
Ratio of net investment income to average net assets                3.88%         4.87%         5.66%         6.41%         5.93%
Portfolio turnover rate (d)                                        312%           170%         175%           111%          72%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             0.88%         0.89%         0.88%         0.88%         0.87%
Ratio of net investment income to average net assets                3.87%         4.82%         5.61%         6.36%         5.88%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.
(d)Portfolio turnover rates prior to the year ended October 31, 2003, excluded mortgage dollar roll transactions.

Lutheran Brotherhood High Yield Fund                                                Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 4.23       $  5.22       $  6.72        $ 7.86        $ 8.08
Income from Investment Operations
Net investment income                                               0.37          0.50          0.65          0.78          0.77
Net realized and unrealized gain/(loss) on investments (b)          0.82         (1.01)        (1.43)        (1.18)        (0.21)
Total from Investment Operations                                    1.19         (0.51)        (0.78)        (0.40)         0.56
Less Distributions from
Net investment income                                              (0.35)        (0.48)        (0.72)        (0.74)        (0.78)
Net Asset Value, End of period                                    $ 5.07       $  4.23       $  5.22        $ 6.72        $ 7.86
Total return (c)                                                   29.03%       (10.58)%      (12.14)%       (5.79)%        6.92%
Net assets, end of period (in millions)                           $ 36.3       $  34.9       $  37.8        $ 39.0        $ 34.4
Ratio of expenses to average net assets                             1.77%         1.78%         1.74%         1.62%         1.61%
Ratio of net investment income to average net assets                7.95%         9.74%        10.87%        10.13%         9.21%
Portfolio turnover rate                                             96%           77%           65%           60%           55%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             1.77%         1.78%         1.75%         1.67%         1.66%
Ratio of net investment income to average net assets                7.95%         9.74%        10.86%        10.08%         9.16%

Lutheran Brotherhood Income Fund                                                    Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 8.32       $  8.70       $  8.17        $ 8.20        $ 8.76
Income from Investment Operations
Net investment income                                               0.27          0.35          0.42          0.46          0.45
Net realized and unrealized gain/(loss) on investments (b)          0.41         (0.40)         0.57         (0.05)        (0.58)
Total from Investment Operations                                    0.68         (0.05)         0.99          0.41         (0.13)
Less Distributions from
Net investment income                                              (0.29)        (0.33)        (0.46)        (0.44)        (0.43)
Net Asset Value, End of period                                    $ 8.71       $  8.32       $  8.70        $ 8.17        $ 8.20
Total return (c)                                                    8.25%        (0.49)%       12.45%         5.24%        (1.52)%
Net assets, end of period (in millions)                           $ 30.3       $  31.7       $  25.3        $ 16.7        $ 14.7
Ratio of expenses to average net assets                             1.62%         1.59%         1.58%         1.58%         1.57%
Ratio of net investment income to average net assets                3.13%         4.12%         4.91%         5.66%         5.18%
Portfolio turnover rate (d)                                        312%          170%          175%           111%          72%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             1.63%         1.64%         1.63%         1.63%         1.62%
Ratio of net investment income to average net assets                3.12%         4.07%         4.86%         5.61%         5.13%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.
(d)Portfolio turnover rates prior to the year ended October 31, 2003, excluded mortgage dollar roll transactions.

Lutheran Brotherhood Municipal Bond Fund                                            Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year           Year           Year
                                                                 Ended         Ended         Ended           Ended         Ended
For a share outstanding throughout each period (a)             10/31/2003    10/31/2002    10/31/2001     10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 9.15        $ 9.13        $ 8.66         $ 8.44         $ 9.11
Income from Investment Operations
Net investment income                                              0.43          0.42          0.43           0.44           0.43
Net realized and unrealized gain/(loss) on investments (b)        (0.04)         0.01          0.48           0.22          (0.66)
Total from Investment Operations                                   0.39          0.43          0.91           0.66          (0.23)
Less Distributions from
Net investment income                                             (0.44)        (0.41)        (0.44)         (0.44)         (0.44)
Net realized gain on investments                                  (0.01)            -             -              -              -
Total Distributions                                               (0.45)        (0.41)        (0.44)         (0.44)         (0.44)
Net Asset Value, End of period                                   $ 9.09        $ 9.15        $ 9.13         $ 8.66         $ 8.44
Total return (c)                                                   4.37%         4.91%        10.78%          8.09%         (2.62)%
Net assets, end of period (in millions)                          $641.7        $645.4        $609.5         $559.4         $570.6
Ratio of expenses to average net assets                            0.72%         0.73%         0.72%          0.69%          0.70%
Ratio of net investment income to average net assets               4.62%         4.69%         4.90%          5.18%          4.88%
Portfolio turnover rate                                            6%            13%           5%             12%            20%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                            0.72%         0.73%         0.73%          0.74%          0.75%
Ratio of net investment income to average net assets               4.62%         4.69%         4.89%          5.13%          4.83%

Lutheran Brotherhood Limited Maturity Bond Fund                                     Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year          Period
                                                                 Ended         Ended         Ended           Ended
For a share outstanding throughout each period (a)             10/31/2003    10/31/2002    10/31/2001    10/31/2000(d)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $12.75        $13.14        $12.41         $12.50
Income from Investment Operations
Net investment income                                              0.36          0.46          0.65           0.72
Net realized and unrealized gain/(loss) on investments (b)         0.31         (0.14)         0.78          (0.09)
Total from Investment Operations                                   0.67          0.32          1.43           0.63
Less Distributions from
Net investment income                                             (0.36)        (0.46)        (0.65)         (0.72)
Net realized gain on investments                                      -         (0.25)        (0.05)             -
Total Distributions                                               (0.36)        (0.71)        (0.70)         (0.72)
Net Asset Value, End of period                                   $13.06        $12.75        $13.14         $12.41
Total return (c)                                                   5.30%         2.51%        11.89%          5.20%
Net assets, end of period (in millions)                          $ 90.4        $ 73.9        $ 39.1         $ 16.6
Ratio of expenses to average net assets (e)                        0.74%         0.75%         0.81%          0.95%
Ratio of net investment income to average net assets (e)           2.78%         3.56%         5.02%          5.84%
Portfolio turnover rate (f)                                         297%          288%          290%           229%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                        0.96%         1.05%         1.08%          1.10%
Ratio of net investment income to average net assets (e)           2.56%         3.26%         4.75%          5.69%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Since Fund inception, October 29, 1999.
(e)Computed on an annualized basis for periods less than one year.
(f)Portfolio turnover rates prior to the year ended October 31, 2003, excluded mortgage dollar roll transactions.

Lutheran Brotherhood Municipal Bond Fund                                            Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year           Year           Year
                                                                 Ended         Ended         Ended           Ended         Ended
For a share outstanding throughout each period (a)             10/31/2003    10/31/2002    10/31/2001     10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 9.13        $ 9.11        $ 8.64         $ 8.41         $ 9.09
Income from Investment Operations
Net investment income                                              0.36          0.36          0.38           0.38           0.37
Net realized and unrealized gain/(loss) on investments (b)        (0.05)         0.01          0.47           0.23          (0.67)
Total from Investment Operations                                   0.31          0.37          0.85           0.61          (0.30)
Less Distributions from
Net investment income                                             (0.37)        (0.35)        (0.38)         (0.38)         (0.38)
Net realized gain on investments                                  (0.01)            -             -              -              -
Total Distributions                                               (0.38)        (0.35)        (0.38)         (0.38)         (0.38)
Net Asset Value, End of period                                   $ 9.06        $ 9.13        $ 9.11         $ 8.64         $ 8.41
Total return (c)                                                   3.48%         4.15%         9.99%          7.44%         (3.44)%
Net assets, end of period (in millions)                          $ 24.2        $ 22.3        $ 15.3         $  9.7         $  8.4
Ratio of expenses to average net assets                            1.47%         1.48%         1.47%          1.44%          1.45%
Ratio of net investment income to average net assets               3.88%         3.94%         4.15%          4.43%          4.13%
Portfolio turnover rate                                            6%            13%           5%             12%            20%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                            1.47%         1.48%         1.48%          1.49%          1.50%
Ratio of net investment income to average net assets               3.88%         3.94%         4.14%          4.38%          4.08%

Lutheran Brotherhood Limited Maturity Bond Fund                                     Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year          Period
                                                                 Ended         Ended         Ended           Ended
For a share outstanding throughout each period (a)             10/31/2003    10/31/2002    10/31/2001    10/31/2000(d)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $12.75        $13.14        $12.41         $12.50
Income from Investment Operations
Net investment income                                              0.34          0.46          0.65           0.72
Net realized and unrealized gain/(loss) on investments (b)         0.31         (0.14)         0.78          (0.09)
Total from Investment Operations                                   0.65          0.32          1.43           0.63
Less Distributions from
Net investment income                                             (0.34)        (0.46)        (0.65)         (0.72)
Net realized gain on investments                                      -         (0.25)        (0.05)             -
Total Distributions                                               (0.34)        (0.71)        (0.70)         (0.72)
Net Asset Value, End of period                                   $13.06        $12.75        $13.14         $12.41
Total return (c)                                                   5.14%         2.51%        11.89%          5.20%
Net assets, end of period (in millions)                          $  6.2        $  5.8        $  5.4         $  5.0
Ratio of expenses to average net assets (e)                        0.91%         0.75%         0.81%          0.95%
Ratio of net investment income to average net assets (e)           2.61%         3.56%         5.02%          5.84%
Portfolio turnover rate (f)                                       297%          288%          290%           229%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                        0.96%         1.05%         1.08%          1.10%
Ratio of net investment income to average net assets (e)           2.56%         3.26%         4.75%          5.69%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Since Fund inception, October 29, 1999.
(e)Computed on an annualized basis for periods less than one year.
(f)Portfolio turnover rates prior to the year ended October 31, 2003, excluded mortgage dollar roll transactions.

Lutheran Brotherhood Money Market Fund                                         Class A Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year           Year           Year           Year           Year
                                                             Ended          Ended          Ended          Ended          Ended
For a share outstanding throughout each period (a)         10/31/2003     10/31/2002     10/31/2001     10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from Investment Operations
Net investment income (b)                                      0.00           0.01           0.05           0.05           0.04
Less: Distributions from net investment income (b)            (0.00)         (0.01)         (0.05)         (0.05)         (0.04)
Net Asset Value, End of period                               $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Total return (c)                                               0.40%          1.06%          4.13%          5.44%          4.27%
Net assets, end of period (in millions)                      $500.3         $623.9         $713.4         $634.7         $580.1
Ratio of expenses to average net assets                        0.92%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income to average net assets           0.41%          1.06%          4.02%          5.31%          4.19%
Portfolio turnover rate                                        N/A            N/A            N/A            N/A            N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                        1.01%          0.99%          0.99%          0.99%          1.00%
Ratio of net investment income to average net assets           0.32%          1.02%          3.98%          5.27%          4.14%

(a)All per share amounts have been rounded to the nearest cent.
(b)For the year ended October 31, 2003, per share amounts for Class A and Class
   B shares were $0.004 which did not round up to $0.01.
(c)Total investment return assumes dividend reinvestment.

Lutheran Brotherhood Money Market Fund                                         Class B Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year           Year           Year           Year           Year
                                                             Ended          Ended          Ended          Ended          Ended
For a share outstanding throughout each period (a)         10/31/2003     10/31/2002     10/31/2001     10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from Investment Operations
Net investment income (b)                                      0.00           0.01           0.05           0.05           0.04
Less: Distributions from net investment income (b)            (0.00)         (0.01)         (0.05)         (0.05)         (0.04)
Net Asset Value, End of period                               $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Total return (c)                                               0.40%          1.06%          4.13%          5.44%          4.27%
Net assets, end of period (in millions)                      $  1.1         $  1.4         $  1.0         $  0.3         $  0.3
Ratio of expenses to average net assets                        0.92%          0.95%          0.95%          0.95%          0.95%
Ratio of net investment income to average net assets           0.41%          1.06%          4.02%          5.31%          4.19%
Portfolio turnover rate                                        N/A            N/A            N/A            N/A            N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                        1.01%          0.99%          0.99%          0.99%          1.00%
Ratio of net investment income to average net assets           0.32%          1.02%          3.98%          5.27%          4.14%

(a)All per share amounts have been rounded to the nearest cent.
(b)For the year ended October 31, 2003, per share amounts for Class A and Class
   B shares were $0.004 which did not round up to $0.01.
(c)Total investment return assumes dividend reinvestment.

The Lutheran Brotherhood Family of Funds

By Telephone:                                        By Mail (New Applications):
   800-847-4836                                         The Lutheran Brotherhood Family of Funds
   press 1 to speak with a customer service             P.O. Box 219347
   representative or                                    Kansas City, MO 64121-9347
   press 2 to use the Automated Service Line
                                                     By Mail (Additional Investments):
                                                        The Lutheran Brotherhood Family of Funds
By Internet:                                            P.O. Box 219334
   www.thrivent.com                                     Kansas City, MO 64121-9334
By Express Mail:
   Thrivent Investment Management Inc.               By Mail (Redemptions, Exchanges or Other Requests):
   210 West 10th Street, 8th Floor                      The Lutheran Brotherhood Family of Funds
   Kansas City, MO 64105                                P.O. Box 219348
                                                        Kansas City, MO 64121-9348

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. Additional information about the Funds' investments is available in the Funds' Annual and
Semiannual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional Information, the Annual
Report, or the Semiannual Report, or you may make additional requests or inquiries by calling 800-847-4836. You also may review and copy information about the Funds (including the Statement of Additional Information) at the
Public Reference Room of the Securities and Exchange Commission in Washington,
D.C. You may get more information about the Public Reference Room by calling
800-SEC-0330. You also may get information about the Funds on the EDGAR database at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the
SEC, Washington, D.C. 20549-6009, or by sending an email to: publicinfo@sec.gov.

                                                      1940 Act File No. 811-1467

   [LOGO] Thrivent Investment Management
   625 Fourth Ave. S., Minneapolis, MN 55415-1665
   www.thrivent.com . e-mail: mail@thrivent.com . 800-THRIVENT (800-847-4836)

[LOGO HERE]
The Lutheran Brotherhood Family of Funds
Lutheran Brotherhood Opportunity Growth Fund
Lutheran Brotherhood Mid Cap Growth Fund
Lutheran Brotherhood World Growth Fund
Lutheran Brotherhood Growth Fund
Lutheran Brotherhood Fund
Lutheran Brotherhood Value Fund
Lutheran Brotherhood High Yield Fund
Lutheran Brotherhood Income Fund
Lutheran Brotherhood Municipal Bond Fund
Lutheran Brotherhood Limited Maturity Bond Fund
Lutheran Brotherhood Money Market Fund
                                                                      Prospectus
                                                            Institutional Shares
                                                               December 30, 2003
The Securities and Exchange Commission has not
approved or disapproved these securities or determined
if this prospectus is truthful or complete. Any
representation to the contrary is a criminal offense.

                                  [PHOTO HERE]

--------------------------------------------------------------------------------

              Lutheran Brotherhood Limited Maturity Bond Fund   20

 Proposed Fund Reorganizations

 A Special Meeting of Shareholders of The Lutheran Brotherhood Family of Funds
 is scheduled to be held on or about June 9, 2004 to consider a proposed plan of merger and reorganization. During meetings on November 12, 2003, the
 Trustees of The AAL Mutual Funds and the Trustees of The Lutheran Brotherhood
 Family of Funds approved the plan to reorganize the funds of The Lutheran
 Brotherhood Family of Funds into the funds of The AAL Mutual Funds. Subject to approval by shareholders, the reorganizations are expected to be effective at close of business on or about June 25, 2004.

Lutheran Brotherhood Opportunity Growth Fund

                                                                        (LBOIX)

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Opportunity Growth Fund
("LB Opportunity Growth Fund") is to achieve long-term growth of capital.

Principal Strategies

The principal strategy for achieving this objective is to invest in common stocks of companies with small market capitalizations. Under normal market conditions, the LB Opportunity Growth Fund invests at least 65% of its assets in companies that fall within the range of companies included in the Russell
2000 Index at the time of the Fund's investment. Although market capitalizations are constantly changing, as of October 31, 2003, the Russell
2000 Index included companies with capitalizations between $22 million and
$2.15 billion.

Thrivent Investment Management, Inc. ("Thrivent Investment Mgt."), the Fund's
investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. Thrivent
Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

LB Opportunity Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Defining Terms

Fundamental analysis

Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings, and financial structure.

Quantitative analysis

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis

Technical analysis generally involves studying trends and movements in a security's price, trading volume, and other market-related factors.

Principal Risks

The LB Opportunity Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

In addition, LB Opportunity Growth Fund will be invested in smaller companies with shorter histories and less seasoned operations. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

For these and other reasons, LB Opportunity Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of small or growth companies are out of favor.

The success of the LB Opportunity Growth Fund's investment strategy depends significantly on Thrivent Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Opportunity Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Opportunity Growth Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Opportunity Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on January 8, 1993. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
 1998    1999    2000     2001     2002
------  ------  ------  -------  -------
-4.08%  27.54%  -6.94%  -18.91%  -31.64%

The Fund's year-to-date return as of September 30, 2003 was 26.26%.

Best Quarter:  Q4 '99 +26.50%
Worst Quarter: Q1 '01 -22.94%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)

                                                       Since
                                                     Inception
                                  1-Year    5-Year   (10/31/97)
LB Opportunity Growth Fund
(Institutional Class)
 Before taxes                     -31.64%   -8.80%       -9.93%
 After taxes on distributions     -31.64%   -9.06%      -10.36%
 After taxes on distribution and
 redemptions                      -19.43%   -6.61%       -7.43%
---------------------------------------------------------------
Russell 2000 Index/1/             -20.47%   -1.23%       -1.05%
---------------------------------------------------------------
Russell 2000 Growth Index/2, 3/   -30.26%   -6.59%       -6.80%
---------------------------------------------------------------

/1/The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the
   3,000 largest companies based on market capitalization).

/2/The Russell 2000 Growth Index is an unmanaged index comprised of those
   Russell 2000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 2000 companies are the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3,000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

/3/Because the Russell 2000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the Russell 2000 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)                    None
---------------------------------------------------
Maximum Deferred Sales Charge (Load)           None
---------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)
Management Fees                               0.48%
---------------------------------------------------
Other Expenses (including a 0.15% shareholder
servicing fee)                                0.55%
---------------------------------------------------
Total Annual Fund Operating Expenses          1.03%
---------------------------------------------------
Expense Reimbursement/1/                      0.15%
---------------------------------------------------
Net Expenses                                  0.88%
---------------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Opportunity Growth
   Fund equal in the aggregate to 0.15% of the average daily net assets of the
   Institutional shares of the Fund.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1     3     5    10
                      Year Years Years Years
---------------------------------------------
LB Opportunity Growth
Fund                  $106 $331  $574  $1,271
---------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                       1     3     5    10
                      Year Years Years Years
---------------------------------------------
LB Opportunity Growth
Fund                  $106 $331  $574  $1,271
---------------------------------------------

Lutheran Brotherhood Mid Cap Growth Fund

                                                                        (LBMIX)

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Mid Cap Growth Fund ("LB
Mid Cap Growth Fund") is to achieve long-term growth of capital.

Principal Strategies

The principal strategy for achieving this objective is to invest in common stocks of companies with medium market capitalizations. Under normal market conditions, the LB Mid Cap Growth Fund invests at least 80% of its net assets
(plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Midcap Growth Index and the S&P MidCap
400/Barra Growth Index at the time of the Fund's investment. Should Thrivent
Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt., the Fund's investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell. (Fundamental, quantitative, and technical analysis are defined on page 2.) Thrivent Investment Mgt. focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

LB Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The LB Mid Cap Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.
These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

For these and other reasons, LB Mid Cap Growth Fund may underperform other stock funds (such as large company stock funds) when stocks of medium-sized companies are out of favor.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Mid Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB
Mid Cap Growth Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on May 30, 1997. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
 1998    1999    2000     2001     2002
------  ------  ------  -------  -------
11.87%  48.78%  12.70%  -19.94%  -25.44%

The Fund's year-to-date return as of September 30, 2003 was 22.03%.

Best Quarter:  Q4 '99 +34.39%
Worst Quarter: Q1 '01 -23.91%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)

                                                       Since
                                                     Inception
                                  1-Year    5-Year   (10/31/97)
LB Mid Cap Growth Fund
(Institutional Class)
 Before taxes                     -25.44%    2.29%        2.35%
 After taxes on distributions     -25.44%    1.59%        1.20%
 After taxes on distribution and
 redemptions                      -15.62%    1.77%        1.57%
---------------------------------------------------------------
S&P MidCap 400 Index/1/           -14.51%    6.41%        7.29%
---------------------------------------------------------------
Russell Midcap Growth Index/2, 3/ -27.41%   -1.82%       -1.31%
---------------------------------------------------------------

/1/The S&P MidCap 400 Index is an unmanaged index which measures the performance of 400 widely held common stocks of mid-cap companies.

/2/The Russell Midcap Growth Index is an unmanaged index comprised of those
   Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth valued, specifically the 800 smallest companies within the top 1,000 of the Russell 3000 Index. The Russell 3000 Index is comprised of the 3,000 largest U.S. companies based on market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

/3/Because the Russell Midcap Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P MidCap 400 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Mid Cap Growth Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)                    None
---------------------------------------------------
Maximum Deferred Sales Charge (Load)           None
---------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)
Management Fees                               0.44%
---------------------------------------------------
Other Expenses (including a 0.15% shareholder
servicing fee)                                0.51%
---------------------------------------------------
Total Annual Fund Operating Expenses          0.95%
---------------------------------------------------
Expense Reimbursement/1/                      0.15%
---------------------------------------------------
Net Expenses                                  0.80%
---------------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Mid Cap Growth Fund equal in the aggregate to 0.15% of the average daily net assets of the
   Institutional shares of the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1     3     5    10
                       Year Years Years Years
----------------------------------------------
LB Mid Cap Growth Fund $97  $303  $525  $1,166
----------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                        1     3     5    10
                       Year Years Years Years
----------------------------------------------
LB Mid Cap Growth Fund $97  $303  $525  $1,166
----------------------------------------------

Lutheran Brotherhood World Growth Fund

                                                                        (LBWIX)

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood World Growth Fund ("LB
World Growth Fund") is to seek total return from long-term growth of capital.

Principal Strategies

The LB World Growth Fund seeks to achieve its objective by investing primarily
(at least 65%) in common stocks of established non-U.S. companies. The Fund expects to diversify broadly among developed and emerging countries throughout the world.

Stock selection reflects a growth style. While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium-sized, companies. In determining the appropriate distribution of investments among various countries and geographic regions, T. Rowe Price International, Inc. ("Price International"), the Fund's
subadviser, employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. (Fundamental analysis is defined on page 2.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

.. Leading market position
.. Attractive business niche
.. Strong franchise or natural monopoly
.. Technological leadership or proprietary advantages
.. Seasoned management
.. Earnings growth and cash flow sufficient to support growing dividends
.. Healthy balance sheet with relatively low debt

While LB World Growth Fund invests primarily in common stocks, to a lesser extent it may also purchase other instruments and securities, including foreign currency and foreign currency exchange contracts, futures and options, in keeping with the Fund's objective.

In pursuing the Fund's investment objective, Price International has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when Price International believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

LB World Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

LB World Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, Price International's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

Stocks of non-U.S. companies in which LB World Growth Fund invests generally carry more risk than stocks of U.S. companies. One of the most important is currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on LB World Growth Fund's holdings can be significant, unpredictable and long-lasting, depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

The economies and financial markets of certain regions--such as Latin America,
Asia, and Europe and the Mediterranean region--can be highly interdependent and may decline all at the same time.

Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days and accounting standards of non-U.S. markets, and higher transaction costs.

LB World Growth Fund's investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse effect on security prices and impair LB World Growth
Fund's ability to repatriate capital or income. These risks are usually greater in emerging markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets. These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

For these and other reasons, LB World Growth Fund may underperform other stock funds (such as U.S. stock funds) when international stocks are out of favor. To the extent the Fund uses futures and options, it is exposed to additional volatility and potential losses. Although foreign currency contracts will be used primarily to protect the Fund from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted, and Fund returns could be adversely impacted as a result.

The success of the Fund's investment strategy depends significantly on Price
International's skill in assessing the potential of the securities in which the
Fund invests. Shares of LB World Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB
World Growth Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB World Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on September 5, 1995. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
 1998    1999    2000     2001     2002
------  ------  -------  -------  -------
15.98%  33.05%  -16.58%  -21.14%  -17.57%

The Fund's year-to-date return as of September 30, 2003 was 13.39%.

Best Quarter:  Q4 '99 +24.31%
Worst Quarter: Q3 '02 -21.59%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)

                                                        Since
                                                      Inception
                                  1-Year    5-Years   (10/31/97)
LB World Growth Fund
(Institutional Class)
 Before taxes                     -17.57%    -3.50%       -3.40%
 After taxes on distributions     -17.57%    -3.97%       -3.94%
 After taxes on distribution and
 redemptions                      -10.79%    -2.57%       -2.51%
----------------------------------------------------------------
MSCI EAFE Index/1/                -15.66%    -2.61%       -2.55%
----------------------------------------------------------------

/1/The MSCI EAFE (Europe and Australasia, Far East Equity) is an unmanaged index which measures the performance of international companies screened for liquidity, cross-ownership, and industry representation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB World Growth Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)                    None
---------------------------------------------------
Maximum Deferred Sales Charge (Load)           None
---------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)
Management Fees                               0.86%
---------------------------------------------------
Other Expenses (including a 0.15% shareholder
servicing fee)                                0.63%
---------------------------------------------------
Total Annual Fund Operating Expenses          1.49%
---------------------------------------------------
Expense Reimbursement/1/                      0.15%
---------------------------------------------------
Net Expenses                                  1.34%
---------------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB World Growth Fund equal in the aggregate to 0.15% of the average daily net assets of the
   Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1     3     5    10
                     Year Years Years Years
--------------------------------------------
LB World Growth Fund $151 $468  $808  $1,768
--------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                      1     3     5    10
                     Year Years Years Years
--------------------------------------------
LB World Growth Fund $151 $468  $808  $1,768
--------------------------------------------

Lutheran Brotherhood Growth Fund
--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Growth Fund ("LB Growth
Fund") is to achieve long-term growth of capital.

Principal Strategies

The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of growth companies with large market capitalizations. The Fund invests primarily in stocks of companies that
Thrivent Investment Mgt., the Fund's investment adviser, believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. Thrivent Investment Mgt.
defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
October 31, 2003, companies with large market capitalizations are those with market capitalizations of at least $10.3 billion.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell.
(Fundamental, quantitative, and technical analysis are defined on page 2.)

LB Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

The LB Growth Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.
The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.

In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies when stocks of larger companies are out of favor.

For these and other reasons, LB Growth Fund may underperform other stock funds.
The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB
Growth Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on October 29, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
  2000     2001     2002
-------  -------  -------
-13.76%  -23.52%  -29.17%

The Fund's year-to-date return as of September 30, 2003 was 18.19%.

Best Quarter:  Q4 '01 +13.86%
Worst Quarter: Q1 '01 -21.46%

------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                              1-Year    (10/29/99)
LB Growth Fund
(Institutional Class)
 Before taxes                                 -29.17%      -17.49%
 After taxes on distributions                 -29.17%      -17.49%
 After taxes on distribution and redemptions  -17.91%      -13.35%
------------------------------------------------------------------
S&P 500/Barra Growth Index/1/                 -23.58%      -15.70%
------------------------------------------------------------------
Russell 1000 Growth Index/2, 3/               -27.88%      -18.71%
------------------------------------------------------------------

/1/The S&P 500/Barra Growth Index measures the performance of the growth style of investing in large cap U.S. stocks. The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. The S&P
   500/Barra Growth Index contains stocks with higher price-to-book ratios.

/2/The Russell 1000 Growth Index is an unmanaged Index comprised of those
   Russell 1000 companies with higher than average price-to-book ratios and higher forecasted growth values. The Russell 1000 companies are the 1000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
   comprised of the 3000 largest U.S. companies based on total market capitalization and is designed to represent the performance of about 98% of the U.S. equity market.

/3/Because the Russell 1000 Growth Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500/Barra Growth Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Growth Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

-----------------------------------------
SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)          None
-----------------------------------------
Maximum Deferred Sales Charge (Load) None
-----------------------------------------

----------------------------------------------
ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)

Management Fees                               0.43%
---------------------------------------------------
Other Expenses (including a 0.15% shareholder
servicing fee)                                0.81%
---------------------------------------------------
Total Annual Fund Operating Expenses          1.24%
---------------------------------------------------
Expense Reimbursement/1/                      1.21%
---------------------------------------------------
Net Expenses                                  0.03%
---------------------------------------------------

/1/Effective January 1, 2003, through at least June 15, 2004, Thrivent
   Investment Mgt. has agreed to reimburse certain expenses associated with operating LB Growth Fund equal in the aggregate to 1.40% of the average daily net assets of the Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3     5    10
               Year Years Years Years
--------------------------------------
LB Growth Fund $126 $393  $681  $1,500
--------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
--------------------------------------
LB Growth Fund $126 $393  $681  $1,500
--------------------------------------

Lutheran Brotherhood Fund
                                                                        (LBFIX)
--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Fund ("LB Fund") is to seek growth of capital and income.

Principal Strategies

The principal strategy for achieving this objective is to invest in the common stocks of leading U.S. companies. The Fund invests primarily (at least 65%) in stocks of companies with large market capitalizations, which Thrivent
Investment Mgt. believes have balance sheet strength and profitability.
Thrivent Investment Mgt., the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of October 31, 2003, companies with large market capitalizations are those with market capitalizations of at least $10.3 billion.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes have a leading position and successful business strategy within their industry.
(Fundamental, quantitative, and technical analysis are defined on page 2.)
Thrivent Investment Mgt. seeks to invest in companies with a strong management team that will develop business strategies which lead to sales and earnings growth and improving relative stock value.

LB Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Principal Risks

LB Fund's principal risks are the risks generally of stock investing. They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

For these and other reasons, LB Fund may underperform other stock funds (such as small company or medium company stock funds) when larger company stocks are out of favor.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on June 2, 1970. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
 1998    1999    2000     2001     2002
------  ------  ------  -------  -------
23.64%  20.75%  -9.41%  -17.09%  -24.25%

The Fund's year-to-date return as of September 30, 2003 was 12.11%.

Best Quarter:  Q4 '98 +22.65%
Worst Quarter: Q3 '02 -18.18%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                  1-Year    5-Years   (10/31/1997)
LB Fund (Institutional Class)
 Before taxes                     -24.25%    -3.21%         -2.21%
 After taxes on distributions     -24.39%    -4.56%         -3.91%
 After taxes on distribution and
 redemptions                      -14.89%    -2.21%         -1.42%
------------------------------------------------------------------
S&P 500 Index                     -22.10%    -0.59%          0.64%
------------------------------------------------------------------

 The S&P 500 Index is an unmanaged index which measures the performance of 500 widely held common stocks of large-cap companies.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)                    None
---------------------------------------------------
Maximum Deferred Sales Charge (Load)           None
---------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)
Management Fees                               0.38%
---------------------------------------------------
Other Expenses (including a 0.15% shareholder
servicing fee)                                0.29%
---------------------------------------------------
Total Annual Fund Operating Expenses          0.67%
---------------------------------------------------
Expense Reimbursement/1/                      0.15%
---------------------------------------------------
Net Expenses                                  0.52%
---------------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

         1     3     5    10
        Year Years Years Years
------------------------------
LB Fund $69  $218  $379  $847
------------------------------

 You would pay the following expenses if you did not redeem your shares:

         1     3     5    10
        Year Years Years Years
------------------------------
LB Fund $69  $218  $379  $847
------------------------------

Lutheran Brotherhood Value Fund
--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Value Fund ("LB Value
Fund") is to achieve long-term growth of capital.

Principal Strategies

The principal strategy for achieving this objective is to invest primarily (at least 65%) in the common stocks of undervalued companies with large market capitalizations. Thrivent Investment Mgt., the Fund's investment adviser, defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc. Although market capitalizations are constantly changing, based on Lipper's guidelines as of
October 31, 2003, companies with large market capitalizations are those with market capitalizations of at least $10.3 billion.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to identify stocks of companies that it believes are undervalued in relation to their long-term earnings power or asset value.
These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical analysis are defined on page 2.)

The Fund will invest primarily in U.S. companies, although it may also invest in foreign companies.

LB Value Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Defining Terms

Price-to-earnings (P/E) ratio

The price-to-earnings (P/E) ratio represents the price of a stock divided by its earnings per share. In general, the higher the P/E, the greater the expectations are for earnings growth.

Price-to-book ratio

The price-to-book ratio represents the price of a stock divided by its net asset value. The price/book ratio can be a guide in determining the value of a stock.

Principal Risks

The LB Value Fund's principal risks are the risks generally of stock investing.
They include the risk of sudden and unpredictable drops in the value of the market as a whole and periods of lackluster performance. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

There is also a risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor. In addition, the prices of larger company stocks may not rise as quickly or as significantly as prices of stocks of well-managed smaller companies.

For these and other reasons, LB Value Fund may underperform other stock funds.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB Value Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on October 29, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
  2000     2001     2002
-------  -------  -------
 2.63%    -8.85%  -22.72%

The Fund's year-to-date return as of September 30, 2003 was 13.17%.

Best Quarter:  Q4 '01  +8.85%
Worst Quarter: Q3 '02 -17.39%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                              1-Year    (10/29/99)
LB Value Fund (Institutional Class)
 Before taxes                                 -22.72%       -8.39%
 After taxes on distributions                 -23.12%       -8.75%
 After taxes on distribution and redemptions  -13.95%       -6.74%
------------------------------------------------------------------
S&P 500/Barra Value Index                     -20.86%       -8.12%
------------------------------------------------------------------

The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap U.S. stocks. The index is constructed by dividing the stocks in the S&P 500 Index according to price-to-book ratios. The S&P
500/Barra Value Index contains stocks with lower price-to-book ratios.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Value Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)                    None
---------------------------------------------------
Maximum Deferred Sales Charge (Load)           None
---------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)
Management Fees                               0.40%
---------------------------------------------------
Other Expenses (including a 0.15% shareholder
servicing fee)                                0.69%
---------------------------------------------------
Total Annual Fund Operating Expenses          1.09%
---------------------------------------------------
Expense Reimbursement/1/                      0.88%
---------------------------------------------------
Net Expenses                                  0.21%
---------------------------------------------------

/1/Effective January 1, 2003, through at least June 15, 2004, Thrivent
   Investment Mgt. has agreed to reimburse certain expenses associated with operating LB Value Fund equal in the aggregate to 0.95% of the average daily net assets of the Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1     3     5    10
              Year Years Years Years
-------------------------------------
LB Value Fund $111 $347  $601  $1,329
-------------------------------------

 You would pay the following expenses if you did not redeem your shares:

               1     3     5    10
              Year Years Years Years
-------------------------------------
LB Value Fund $111 $347  $601  $1,329
-------------------------------------

Lutheran Brotherhood High Yield Fund
                                                                        (LBHIX)
--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood High Yield Fund ("LB High
Yield Fund") is to obtain high current income, and, secondarily, growth of capital.

Principal Strategies

Under normal market conditions, the LB High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks. These securities are commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, you will be notified at least 60 days prior to such a change.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.
(Fundamental, quantitative, and technical analysis are defined on page 2.)
Thrivent Investment Mgt. focuses on companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations. Thrivent Investment Mgt.
generally purchases bonds with a 10-year maturity, although it may purchase bonds with a shorter or longer maturity.

Principal Risks

The principal risks of LB High Yield Fund include the tendency of high-yield, high-risk bond prices to fall when the economy is sluggish or overall corporate earnings are weak. During those times, it may become difficult for issuers of high-yield bonds to generate sufficient cash flow or to obtain adequate access to capital markets to pay principal or interest. For all bonds, there is a risk that an issuer will default. High-yield bonds, however, are more susceptible to the risk of default and their prices usually fall if a number of issuers, or a high profile issuer, default or go bankrupt or if the market anticipates either of those events.

The price of LB High Yield Fund shares also may be affected by weak equity markets, when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.
In addition, many high yield securities are traded only among institutional investors, and it may be difficult for Thrivent Investment Mgt. to sell the
Fund's portfolio investments at fair prices when high-yield bonds fall out of favor with those investors.

Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB High Yield Fund to fall as well. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In general, the prices at which lower quality bonds are traded before they mature may be more affected by the financial health of the issuer and the economy and less by changes in interest rates.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB High
Yield Fund cannot be certain that it will achieve its objective.

Defining Terms

Maturity

Maturity is a measure of the remaining time before the bond must be repaid.
Duration is a measure of the effective, as opposed to the actual, maturity of a fixed-income security.

Duration

Duration considers the bond's cash flows and the time value of money.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on April 3, 1987. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
 1998    1999     2000     2001     2002
------  ------  -------  -------  -------
-1.70%   7.32%  -15.94%   -1.59%   -6.44%

The Fund's year-to-date return as of September 30, 2003 was 20.40%.

Best Quarter:  Q4 '01  +5.64%
Worst Quarter: Q4 '00 -11.89%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                   1-Year    5-Years   (10/31/97)
LB High Yield Fund
(Institutional Class)
 Before taxes                       -6.44%    -3.97%       -3.61%
 After taxes on distributions      -10.16%    -8.01%       -7.77%
 After taxes on distributions and
 redemptions                        -3.91%    -4.74%       -4.49%
-----------------------------------------------------------------
Lehman Brothers High Yield Bond
Index/1/                            -1.41%     0.38%        0.72%
-----------------------------------------------------------------

/1/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB High Yield Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)          None
-----------------------------------------
Maximum Deferred Sales Charge (Load) None
-----------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)

Management Fees                               0.39%
---------------------------------------------------
Other Expenses (including a 0.15% shareholder
servicing fee)                                0.30%
---------------------------------------------------
Total Annual Fund Operating Expenses          0.69%
---------------------------------------------------
Expense Reimbursement/1/                      0.15%
---------------------------------------------------
Net Expenses                                  0.54%
---------------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB High Yield Fund equal in the aggregate to 0.15% of the average daily net assets of the
   Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                    1     3     5    10
                   Year Years Years Years
-----------------------------------------
LB High Yield Fund $70  $221  $384  $859
-----------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                    1     3     5    10
                   Year Years Years Years
-----------------------------------------
LB High Yield Fund $70  $221  $384  $859
-----------------------------------------

Lutheran Brotherhood Income Fund

                                                                        (LBIIX)

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Income Fund ("LB Income
Fund") is to seek high current income while preserving principal. The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

Principal Strategies

The LB Income Fund invests primarily in investment-grade corporate bonds, government bonds, and mortgage-backed securities. Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the
"BBB" major rating category by S&P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser.

The Fund may also invest in high-yield, high risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are defined on page
2.) Thrivent Investment Mgt. focuses on companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

Principal Risks

The LB Income Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Income
Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive.
To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Duration and maturity are defined on page 14.)

In addition, mortgage-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

For all bonds there is a risk that an issuer will default. High-yield, high-risk bonds generally are more susceptible to risk of default than higher rated bonds. In addition, it may be difficult for Thrivent Investment Mgt. to sell high-yield bond investments in certain markets or market environments when high-yield bonds fall out of favor. For the LB Income Fund, these risks increase as Thrivent Investment Mgt. increases the percentage of the Fund's portfolio in high-yield bonds.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB
Income Fund cannot be certain that it will achieve its goal.

Defining Terms

Effective yield

Effective yield on a bond is determined by the purchase price, the stated rate of interest on the bond, the time between interest payments, and the time until maturity.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on June 1, 1972. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
 1998    1999     2000     2001     2002
------  ------  -------  -------  -------
 9.18%  -2.23%   10.54%   7.18%    5.35%

The Fund's year-to-date return as of September 30, 2003 was 7.00%.

Best Quarter:  Q4 '00 +3.97%
Worst Quarter: Q2 '99 -1.81%

                   AVERAGE ANNUAL TOTAL RETURNS
                (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                     1-Year   5-Years   (10/31/97)
LB Income Fund (Institutional Class)
 Before taxes                         5.35%     5.91%        5.93%
 After taxes on distributions         3.30%     3.42%        3.43%
 After taxes on distributions and
 redemptions                          3.25%     3.47%        3.48%
------------------------------------------------------------------
Lehman Brothers Aggregate Bond
Index/1/                             10.25%     7.55%        7.60%
------------------------------------------------------------------

/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Income Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)          None
-----------------------------------------
Maximum Deferred Sales Charge (Load) None
-----------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)

Management Fees                      0.34%
------------------------------------------
Other Expenses (including a 0.15%
shareholder servicing fee)           0.26%
------------------------------------------
Total Annual Fund Operating Expenses 0.60%
------------------------------------------
Expense Reimbursement/1/             0.15%
------------------------------------------
Net Expenses                         0.45%
------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Income Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. the example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1     3     5    10
               Year Years Years Years
-------------------------------------
LB Income Fund $61  $192  $335  $750
-------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                1     3     5    10
               Year Years Years Years
-------------------------------------
LB Income Fund $61  $192  $335  $750
-------------------------------------

Lutheran Brotherhood Municipal Bond Fund

                                                                        (LBBIX)

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Municipal Bond Fund ("LB
Municipal Bond Fund") is to provide its shareholders with a high level of current income which is exempt from federal income tax.

Principal Strategies

The LB Municipal Bond Fund tries to provide you with high current income which is exempt from federal income taxation by investing in municipal bonds, which are debt obligations issued by states, territories, and possessions of the
United States and their political subdivisions or agencies. The Fund has a fundamental policy to invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement.

Thrivent Investment Mgt., the Fund's investment adviser, uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical analysis are defined on page 2.) Thrivent Investment Mgt. focuses on investment-grade municipal bonds of issuers that it believes are financially sound and have healthy balance sheets, strong operating income, and good economic prospects.

Principal Risks

The LB Municipal Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall, which may cause the price of shares of
LB Municipal Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Effective yield is defined on page 16, and duration and maturity are defined on page 14.)

The Fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Actual or proposed changes in tax rates, regulations or federal programs could also affect your net return on investment.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Municipal Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The LB
Municipal Bond Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one and five years and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 3, 1976. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
 1998    1999     2000     2001     2002
------  ------  -------  -------  -------
 6.34%  -2.70%   11.92%   5.10%    8.95%

The Fund's year-to-date return as of September 30, 2003 was 3.63%.

Best Quarter:  Q4 '00 +4.70%
Worst Quarter: Q2 '99 -1.98%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2002)

                                                        Since
                                                      Inception
                                   1-Year   5-Years   (10/31/97)
LB Municipal Bond Fund
(Institutional Class)
 Before taxes                       8.95%     5.81%        6.08%
 After taxes on distributions       8.94%     5.80%        6.08%
 After taxes on distributions and
 redemptions                        7.52%     5.69%        5.92%
----------------------------------------------------------------
Lehman Brothers Municipal Bond
Index/1/                            9.60%     6.06%        6.28%
----------------------------------------------------------------

/1/The Lehman Brothers Municipal Bond Index is an unmanaged index which measures the performance of investment grade tax-exempt bonds.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Municipal Bond Fund. The Institutional Class shares of the
Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load) Imposed on
Purchases                               None
--------------------------------------------
Maximum Deferred Sales Charge (Load)    None
--------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)
Management Fees                        0.32%
--------------------------------------------
Other Expenses (including a 0.15%
shareholder servicing fee)             0.24%
--------------------------------------------
Total Annual Fund Operating Expenses   0.56%
--------------------------------------------
Expense Reimbursement/1/               0.15%
--------------------------------------------
Net Expenses                           0.41%
--------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Municipal Bond Fund equal in the aggregate to 0.15% of the average daily net assets of the
   Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1     3     5    10
                       Year Years Years Years
---------------------------------------------
LB Municipal Bond Fund $58  $183  $318  $714
---------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                        1     3     5    10
                       Year Years Years Years
---------------------------------------------
LB Municipal Bond Fund $58  $183  $318  $714
---------------------------------------------

Lutheran Brotherhood Limited Maturity Bond Fund
--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Limited Maturity Bond Fund
("LB Limited Maturity Bond Fund") is to seek a high level of current income consistent with stability of principal.

Principal Strategies

The LB Limited Maturity Bond Fund invests primarily in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years. Under normal market conditions, LB Limited Maturity Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by
Moody's or at least in the "BBB" major rating category by S & P or unrated securities considered to be of comparable quality by Thrivent Investment Mgt., the Fund's investment adviser. Should Thrivent Investment Mgt. determine that the Fund would benefit from reducing the percentage of invested assets from 80%
to a lesser amount, you will be notified at least 60 days prior to such a change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by Thrivent Investment Mgt.

Thrivent Investment Mgt. uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are defined on page
2.) Thrivent Investment Mgt. focuses on companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

Defining Terms

Average dollar-weighted maturity

The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund. In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.

Principal Risks

The LB Limited Maturity Bond Fund's principal risks are those of debt investing, including increases in interest rates and loss of principal.
Generally, when interest rates rise, bond prices fall, which may cause the price of shares of LB Limited Maturity Bond Fund to fall as well. Bond prices fall because bonds issued after rates rise will offer higher yields, making older bonds with lower rates less attractive. To raise the effective yield on older bonds, holders of the older bonds must discount their prices. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. (Effective yield is defined on page 16, and duration and maturity are defined on page 14.)

In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

For all bonds there is a risk that an issuer will default. Lower rated and high-yield, high-risk bonds generally are more susceptible to risk of default than higher rated bonds. In addition, it may be difficult for Thrivent
Investment Mgt. to sell high-yield bond investments in certain markets or market environments when high-yield bonds fall out of favor. For the LB Limited
Maturity Bond Fund, these risks increase as Thrivent Investment Mgt. increases the percentage of the Fund's portfolio in lower rated investment-grade bonds or in high-yield bonds.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests. Shares of LB Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.
The LB Limited Maturity Bond Fund cannot be certain that it will achieve its objective.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Limited Maturity Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on October 29, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
  2000     2001     2002
-------  -------  -------
 8.22%    8.34%     5.15%

The Fund's year-to-date return as of September 30, 2003 was 4.54%.

Best Quarter:  Q1 '01 +3.44%
Worst Quarter: Q1 '02 +0.24%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                          Since
                                                        Inception
                                               1-Year   (10/29/99)
LB Limited Maturity Bond Fund (Institutional
Class)
 Before Taxes                                   5.15%        6.79%
 After taxes on distributions                   3.63%        4.43%
 After taxes on distributions and redemptions   3.14%        4.26%
------------------------------------------------------------------
Lehman Brothers Government/Corporate
1-5 Year Bond Index/1/                          5.70%        8.03%
------------------------------------------------------------------

/1/The Lehman Brothers Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Limited Maturity Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)          None
-----------------------------------------
Maximum Deferred Sales Charge (Load) None
-----------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)

Management Fees                      0.30%
------------------------------------------
Other Expenses (including a 0.15%
shareholder servicing fee)           0.34%
------------------------------------------
Total Annual Fund Operating Expenses 0.64%
------------------------------------------
Expense Reimbursement/1/             0.15%
------------------------------------------
Net Expenses                         0.49%
------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Limited Maturity
   Bond Fund equal in the aggregate to 0.15% of the average daily net assets of the Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1     3     5    10
                         Year Years Years Years
-----------------------------------------------
LB Limited Maturity Bond
Fund                     $64  $202  $351  $786
-----------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                          1     3     5    10
                         Year Years Years Years
-----------------------------------------------
LB Limited Maturity Bond
Fund                     $64  $202  $351  $786
-----------------------------------------------

Lutheran Brotherhood Money Market Fund

                                                                        (LBIXX)

--------------------------------------------------------------------------------
Investment Objective

The investment objective of the Lutheran Brotherhood Money Market Fund ("LB
Money Market Fund") is current income consistent with stability of principal.

Principal Strategies

The LB Money Market Fund tries to produce current income while preserving the value of your shares by investing in high quality, short term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S.
government discount notes, and U.S. Treasury Bills. Thrivent Investment Mgt., the Fund's investment adviser, looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

Thrivent Investment Mgt. uses fundamental, quantitative and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis are defined on page 2.)

Thrivent Investment Mgt. manages LB Money Market Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that
LB Money Market Fund may maintain a stable $1.00 share price. Those guidelines generally require LB Money Market Fund to, among other things, invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities. In addition, the guidelines require LB Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of LB Money Market Fund's total assets must be invested in "first tier" securities. First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by Thrivent Investment
Mgt. to be of comparable quality). First-tier securities generally include U.S.
Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S.
and foreign banks.

The remainder of LB Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by Thrivent Investment Mgt. to be of comparable quality), or kept in cash.

Principal Risks

The LB Money Market Fund's principal risks are those that could affect the yield of its shares. They include those factors that could cause short-term interest rates to decline, such as a weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies.

The success of the Fund's investment strategy depends significantly on Thrivent
Investment Mgt.'s skill in assessing the potential of the securities in which the Fund invests.

An investment in the LB Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.

Volatility and Performance

The following bar chart and table provide an indication of the risks of investing in the LB Money Market Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for one and five years and since inception of the Institutional Class shares.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

The Fund commenced operations on February 1, 1979. Prior to October 31, 1997, the shares of the Fund had no specific class designation. As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares which qualified as Institutional Class shares were converted to Institutional Class shares. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                                    [CHART]
YEAR-BY-YEAR TOTAL RETURN
 1998    1999    2000     2001     2002
------  ------  ------  -------  -------
 4.99%   4.64%   6.01%    3.84%   1.34%

The Fund's year-to-date return as of September 30, 2003 was 0.62%.

Best Quarter:  Q4 '00 +1.44%
Worst Quarter: Q4 '02 +0.30%

                  AVERAGE ANNUAL TOTAL RETURNS
               (PERIODS ENDING DECEMBER 31, 2002)

                                                         Since
                                                       Inception
                                    1-Year   5-Years   (10/31/97)
LB Money Market Fund (Institutional
Class)                               1.34%     4.15%        4.18%
-----------------------------------------------------------------

You may call 1-800-328-4552 to obtain the Fund's current 7-day yield.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the LB Money Market Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. The Funds may charge a fee of up to $30 for a redemption by wire. See "Redeeming Shares."

SHAREHOLDER FEES
(fees paid directly from
your investment)

Maximum Sales Charge (Load)                    None
---------------------------------------------------
Maximum Deferred Sales Charge (Load)           None
---------------------------------------------------

ANNUAL FUND
OPERATING EXPENSES
(expenses that are deducted
from Fund assets)
Management Fees                               0.25%
---------------------------------------------------
Other Expenses (including a 0.15% shareholder
servicing fee)                                0.34%
---------------------------------------------------
Total Annual Fund Operating Expenses          0.59%
---------------------------------------------------
Expense Reimbursement/1/                      0.15%
---------------------------------------------------
Net Expenses                                  0.44%
---------------------------------------------------

/1/Thrivent Investment Mgt. has agreed, through at least June 15, 2004, to reimburse certain expenses associated with operating LB Money Market Fund equal in the aggregate to 0.15% of the average daily net assets of the
   Institutional shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                      1     3     5    10
                     Year Years Years Years
-------------------------------------------
LB Money Market Fund $59  $186  $324  $726
-------------------------------------------

 You would pay the following expenses if you did not redeem your shares:

                      1     3     5    10
                     Year Years Years Years
-------------------------------------------
LB Money Market Fund $59  $186  $324  $726
-------------------------------------------

Management
--------------------------------------------------------------------------------
Investment Adviser

Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota
55415, serves as investment adviser for each of the Funds. Thrivent Investment
Mgt. and its affiliates have been in the investment advisory business since
1970 and managed approximately $60.6 billion in assets as of September 30,
2003, including approximately $19.3 billion in mutual fund assets. Thrivent
Investment Mgt. provides investment research and supervision of the Funds'
investments.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except the LB World Growth Fund. For the LB World
Growth Fund (the "Subadvised Fund"), Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees of the Fund, one or more subadvisers to manage the investments of the Subadvised Fund. Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings and investment strategies of the subadvisers and, when appropriate, researches any potential new subadviser for the Funds. Thrivent Investment Mgt.
has ultimate responsibility to oversee the subadvisers and recommend their hiring, termination and replacement.

Portfolio Managers

LB Opportunity Growth Fund

Andrea J. Thomas, CFA has served as the portfolio manager of LB Opportunity
Growth Fund since 2002. Ms. Thomas has been with Thrivent Investment Mgt. since
1993 and served as an associate portfolio manager from 1997 to 2002.

LB Mid Cap Growth Fund

Brian L. Thorkelson and Andrea J. Thomas serve as portfolio co-managers of LB
Mid Cap Growth Fund.

Mr. Thorkelson has served as the portfolio manager of LB Mid Cap Growth Fund since the Fund's inception in 1997. Mr. Thorkelson has been with Thrivent
Investment Mgt. since 1987.

Ms. Thomas has served as the portfolio manager of LB Mid Cap Growth Fund since
November 2003, and she served as associate portfolio manager of the Fund from
1997 to 2002. Ms. Thomas has been with Thrivent Investment Mgt. since 1993.

LB World Growth Fund

Thrivent Investment Mgt. has engaged Price International, 100 East Pratt
Street, Baltimore, Maryland 21202, as investment subadviser for LB World Growth
Fund. Price International is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $20.0 billion under management as of September 30, 2003 in its offices in Baltimore, London, Tokyo,
Singapore, Paris, Hong Kong, and Buenos Aires. Price International has an
investment advisory group that has day-to-day responsibility for managing the
Fund and developing and executing the Fund's investment program.

LB Growth Fund

Scott A. Vergin, CFA has served as the portfolio manager of LB Growth Fund since 2002. Mr. Vergin has been with Thrivent Investment Mgt. since 1984 and has served as a portfolio manager since 1994.

LB Fund

Frederick L. Plautz has served as the portfolio manager of LB Fund since 2002.
Mr. Plautz has been a portfolio manager with Thrivent Investment Mgt. since
1995.

LB Value Fund

The LB Value Fund is managed by a team of investment professionals from
Thrivent Investment Mgt.

LB High Yield Fund

Paul J. Ocenasek, CFA and Mark L. Simenstad, CFA serve as portfolio co-managers of LB High Yield Fund.

Mr. Ocenasek has served as a portfolio manager of LB High Yield Fund since
1997. Mr. Ocenasek has been with Thrivent Investment Mgt. since 1987.

Mr. Simenstad has served as a portfolio manager of LB High Yield Fund since
2001, and he has been a portfolio manager with Thrivent Investment Mgt. since
1999. Mr. Simenstad served as chief investment officer for fixed-income investing at Voyageur Asset Management from 1996 until 1999.

LB Income Fund

Michael G. Landreville, CFA and Alan D. Onstad, CFA serve as portfolio co-managers of LB Income Fund.

Mr. Landreville has served as a portfolio manager of LB Income Fund since 1998.
Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has been a portfolio manager since 1998.

Mr. Onstad has served as a portfolio manager of LB Income Fund since 2002. Mr.
Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

LB Municipal Bond Fund

Janet I. Grangaard has served as portfolio manager of LB Municipal Bond Fund since 2002. Ms. Grangaard has been a portfolio manager with Thrivent Investment
Mgt. since 1994.

LB Limited Maturity Bond Fund

Michael G. Landreville, CFA has served as portfolio manager of LB Limited
Maturity Bond Fund since its inception in 1999. Mr. Landreville has been with
Thrivent Investment Mgt. since 1983 and has been a portfolio manager since 1998.

LB Money Market Fund

William D. Stouten has served as portfolio manager of the LB Money Market Fund since October 2003. Mr. Stouten was a research analyst/trader for the money market funds at Thrivent Investment Mgt. from 2001 to 2003. Prior to joining
Thrivent Investment Mgt., Mr. Stouten served as a senior research analyst for
Voyageur Asset Management from 1998 to 2001.

Personal Securities Investments

Personnel of Thrivent Investment Mgt. and Price International may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.
Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

Advisory Fees

Each Fund pays an investment advisory fee to Thrivent Investment Mgt. During the fiscal year ended October 31, 2003, Thrivent Investment Mgt. received the following advisory fees, expressed as a percentage of the Fund's average net assets:

LB Opportunity Growth Fund.................... 0.48%
LB Mid Cap Growth Fund........................ 0.44%
LB World Growth Fund.......................... 0.86%
LB Growth Fund................................ 0.43%
LB Fund....................................... 0.38%
LB Value Fund................................. 0.40%
LB High Yield Fund............................ 0.39%
LB Income Fund................................ 0.34%
LB Municipal Bond Fund........................ 0.32%
LB Limited Maturity Bond Fund................. 0.30%
LB Money Market Fund.......................... 0.25%
*Thrivent Investment Mgt. reimbursed certain expenses of some of the
Funds. This table does not reflect the effect of any reimbursements.

Shareholder Information
--------------------------------------------------------------------------------
How to Contact Us

By Telephone:
 1-800-847-4836
 press 1 to speak with a customer service representative
 or
 press 2 to use the Automated Service Line

By Internet:
 www.thrivent.com

By Mail (New Applications):
 The Lutheran Brotherhood Family of Funds
 P.O. Box 219347
 Kansas City, Missouri 64121-9347

By Mail (Additional Investments):
 The Lutheran Brotherhood Family of Funds
 P.O. Box 219334
 Kansas City, Missouri 64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
 The Lutheran Brotherhood Family of Funds
 P.O. Box 219348
 Kansas City, Missouri 64121-9348

By Express Mail:

 Thrivent Investment Management Inc.
 210 West 10th Street, 8th Floor
 Kansas City, Missouri 64105

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV").
Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m.
Eastern Time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on
Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day
and Christmas Day. The price at which you purchase or redeem shares of the
Funds is based on the NAV next calculated after the Funds receive your payment or redemption request.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

LB Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method. Valuing securities held by LB Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total
Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Institutional Class Shares

The Lutheran Brotherhood Family of Funds has adopted a system of multiple classes of shares for each of the Funds. There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee.

Institutional Class shares are offered to Lutheran institutions, Lutheran church organizations, retirement plans sponsored by Lutheran institutions and participants in various mutual fund, asset allocation, wrap account, and private account programs offered by Thrivent Investment Mgt. Because the sales charges and expenses vary between the Class A shares, Class B shares and
Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing us, calling toll free 1-800-847-4836, or downloading it from our Web site
(www.thrivent.com).

Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent
Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call our Investment
Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements. As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements. Please note that the following minimum investment requirements do not apply to shares purchased by participants in the mutual fund asset allocation, wrap account, and private account programs described below.

                                   INITIAL PURCHASE INITIAL PURCHASE
                                     (AGGREGATE)       (PER FUND)
            --------------------------------------------------------
            Lutheran Institutions      $500,000         $50,000
            --------------------------------------------------------
            Lutheran Congregations     $250,000         $25,000
            --------------------------------------------------------

The mutual fund asset allocation, wrap account, and private account programs are fee in lieu of commission and fee-based investment advisory services offered by Thrivent Investment Mgt. to persons who make certain initial investments from $25,000 and up. Qualifying participants in these programs may purchase shares of any Fund.

Shares of the Funds are issued on days on which the New York Stock Exchange
("NYSE") is open, which generally are weekdays other than national holidays.
Your order will be considered received when your check or other payment is received in good order. Orders that are received before the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) will be processed at the net asset value calculated that day. Orders received after the close of regular trading on the NYSE will be processed at the net asset value calculated on the following business day. The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:
.. By mail
.. By wire transfer

Initial Purchases by Mail

To buy shares of the Funds by mail:
.. Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.
.. Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "The Lutheran Brotherhood Family of Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal
Reserve System.

Step 1: Call our Interaction Center at (800) THRIVENT (847-4836) and provide the following information:
      . Your account registration;
      . The name of the Fund(s) in which you want to invest;
      . The Class of shares you wish to buy;
      . Your address;
      . Your Social Security or tax identification number;
      . The dollar amount;
      . The name of the wiring bank; and
      . The name and telephone number of the person at your bank who the Funds can contact about your purchase.

Step 2: Instruct your bank to use the following instructions when wiring funds:
        Wire transfer to:
        State Street Corp.
        225 Franklin Street
        Boston, Massachusetts 02101
        ABA #011000028
        Account #4195-538-6

      Credit:
        Thrivent Financial Investor Services Inc. as Agent for the benefit of
        The Lutheran Brotherhood Family of Funds

      Further Credit:
        [Name of the Fund]
        [Shareholder Account Number]
        [Shareholder Registration/Name]

Step 3: Mail your application.
The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Additional Purchases

You may purchase additional shares through your Registered Representative or in any of the following ways:

.. By mail
.. By telephone
.. By the Internet
.. By wire transfer
.. Through the Automatic Investment Plan

Additional Purchases by Mail

To make additional purchases by mail, make your check payable to the specific
Fund in which you are investing. Please indicate your Fund account number on the face of your check. If you have more than one account, always verify that you are investing in the proper account. This will help ensure the proper handling of the transaction.

Additional Purchases by Telephone

Before you can buy additional shares by telephone, you must have selected the
Request for Telephone Purchase option on the application. Once you have selected this option, you can call our Interaction Center at (800) THRIVENT
(847-4836) and we will withdraw money from your bank checking or savings account to make your investment. You pay the next price computed after the
Funds have received your investment from your bank, which is usually three business days after you authorize the transfer. If you need to invest sooner, you should consider making a wire transfer purchase.

We have implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information. Please note, however, that we will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, we may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Additional Purchases by the Internet

You may purchase additional shares within your Fund accounts over the Internet
(pre-authorized bank information is required prior to purchase). We require a
Personal Identification Number (PIN) prior to authorizing transactions on your
Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases by Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.
In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal
Reserve System.

Instruct your bank to use the following instructions when wiring funds:

 Wire transfer to:
   State Street Corp.
   225 Franklin Street
   Boston, Massachusetts 02101
   ABA #011000028
   Account #4195-538-6

 Credit:
   Thrivent Financial Investor Services Inc. as Agent for the benefit of The
   Lutheran Brotherhood Family of Funds

 Further Credit:
   [Name of the Fund]
   [Shareholder Account Number]
   [Shareholder Registration/Name]

The Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging. Dollar cost averaging involves investing a fixed amount of money at regular intervals. When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high. Dollar cost averaging does not ensure a profit or protect against a loss during declining markets. Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer. This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt. representative or our Interaction
Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' bank draft plan. Under this plan, the
Funds will draft an investor's bank checking or savings account in the amount specified on specified dates. The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft. To use this plan you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from their LB Money Market Fund account. The automatic exchange plan allows investors to select the transaction date. To start, stop or change the plan, you must notify the Funds at least 24 hours prior to the transaction date.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in The Lutheran Brotherhood Family of Funds. These accounts may offer you tax advantages. You should consult with your attorney and/or tax advisor before you establish a retirement plan. Additional fees may apply to some retirement accounts. Please review plan documents for more information.
Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. bank. We do not accept cash or cash equivalents. If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, we may postpone paying the redemption proceeds until your payment has cleared or up to 15 days from the date of purchase.

We reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. will maintain a share account for you. Share certificates will not be issued. We generally mail written confirmation of your purchases, except for additional purchases in the LB Money Market Fund, within five business days following the date of your purchase. We mail confirmation of additional purchases in the LB Money Market Fund monthly. We mail confirmation of your automatic investment plan transactions at least quarterly. For information about your shares, please contact the Interaction Center at (800)
THRIVENT (847-4836).

Redeeming Shares

You can sell your shares on any business day we price the Funds' shares. Once we receive your request for redemption, we will redeem your shares at the next
NAV on any day on which the NYSE is open for business. The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission. When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 15 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.

You may redeem shares in any of the following ways:
.. By mail
.. By phone
.. By the Internet
.. By wire transfer
.. Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1: Prepare a written request including the following information:
      . Name(s) of the account owner(s);
      . Your account number;
      . The name of the Fund(s) whose shares are being redeemed; and
      . Dollar or share amount you wish to redeem.

      You must have a Medallion Signature Guarantee if you want to do any of the following:
      . Sell shares with a value of more than $100,000;
      . Send the proceeds to an address other than the one listed for your account; or
      . Make the check payable to someone other than the account owners(s).

      A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the
      Medallion Signature Guarantee Program. A Medallion Signature Guarantee
      may be obtained at any national bank or brokerage firm.

Step 2: Mail your redemption request.

Please note, an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if we are waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application. If you do not want the telephone redemption option, please call our Interaction Center at (800) THRIVENT
(847-4836). By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:
.. Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
.. There has been no change of address in the preceding 30 days.
.. The request is for $100,000 or less. However, requests to redeem more than
  $100,000 will be accepted if the account contains pre-established wire instructions.
.. Shares to be redeemed cannot be in certificate form.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. We require a
Personal Identification Number (PIN) prior to authorizing transactions on your
Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

When redeeming shares by wire transfer, the following conditions apply:
.. A fee of up to $30 may be assessed for redemptions by wire.
.. This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using our systematic withdrawal plan. The plan allows you to receive funds or direct payments at regular intervals. The following rules and/or guidelines apply:
.. You need a minimum of $50,000 in your account ($25,000 for Lutheran congregations) to start the plan.
.. You can select the date(s) on which the money is withdrawn.
.. To start the plan or change the payee(s), you must notify us in writing and you must have all account owner(s) sign the appropriate form, which is available from our Interaction Center.
.. Money can be sent by check or electronic funds transfer.
.. To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. In addition, you may exchange Institutional
Class shares of your Funds for Institutional Class shares of The AAL Mutual
Funds.

If you are eligible to purchase Institutional Class shares, you may exchange some or all of your Class A shares for Institutional Class shares of any of the
Funds or Institutional Class shares of The AAL Mutual Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.
Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year. Further, the funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders. If the exchange policies are materially modified or terminated, we will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:
.. By mail
.. By telephone
.. By the Internet

Exchanges by Mail

Prepare and mail a written request including the following information:
.. Name(s) of the account owner(s);
.. Your Fund(s) and account number(s);
.. Dollar or share amount you wish to exchange;
.. The name of the Fund(s) and account number(s) you are exchanging into; and
.. Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application. If you do not want the telephone exchange option, please call our Interaction
Center at (800) THRIVENT (847-4836). By accepting this privilege, you assume some risks for unauthorized transactions. You may exchange shares for which certificates have not been issued by calling our Interaction Center at (800)
THRIVENT (847-4836). Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching our Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.
The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. We require a Personal Identification Number (PIN) prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of Institutional Class shares in the account falls below the required minimum amount for your type of account.
Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares. Shares will not be redeemed if the account's value drops below the minimum only because of market fluctuations.

Distributions
--------------------------------------------------------------------------------
Dividends

Dividends are declared and paid as follows:

--declared daily and paid
 monthly                  LB High Yield Fund
                          LB Income Fund
                          LB Municipal Bond Fund
                          LB Limited Maturity Bond Fund
                          LB Money Market Fund
--declared and paid
 annually                 LB Opportunity Growth Fund
                          LB Mid Cap Growth Fund
                          LB World Growth Fund
                          LB Growth Fund
                          LB Fund
                          LB Value Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

Capital Gains

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending October 31.

Distribution Options

When completing your application, you must select one of the following options for dividends and capital gains distributions:
.. Full Reinvestment. Distributions from a Fund will be reinvested in additional shares of the same class of that Fund. This option will be selected automatically unless one of the other options is specified.
.. Full Reinvestment in a Different Fund. You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within The Lutheran Brotherhood Family of Funds.
.. All Cash. Distributions will be paid in cash. Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.
.. Part Cash and Part Reinvestment. You may request to have part of your distributions in cash and part of your distributions reinvested in additional shares of the same class of that Fund.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

Taxes
--------------------------------------------------------------------------------

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income. To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions. Distributions of other net capital gains by the Fund are generally taxable as capital gains--in most cases, at different rates from those that apply to ordinary income. We expect that distributions from LB Opportunity Growth Fund, LB Mid Cap Growth
Fund, LB World Growth Fund, LB Growth Fund, LB Fund, and LB Value Fund will consist primarily of capital gains and that distributions from LB High Yield
Fund, LB Income Fund, LB Municipal Bond Fund, LB Limited Maturity Bond Fund and
LB Money Market Fund will consist primarily of ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold. It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange between Funds is the same as a sale. You will not be required to pay federal income tax on exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same Fund.

Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

LB World Growth Fund

Foreign investments pose special tax issues for LB World Growth Fund and its shareholders. For example, certain gains and losses from currency fluctuations may be taxable as ordinary income. Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to LB World Growth
Fund. If the amount withheld is material, LB World Growth Fund may elect to pass through a credit to shareholders.

LB Municipal Bond Fund

You will not be required to pay federal income tax on dividends of LB Municipal
Bond Fund that represent interest that the Fund earns on tax-exempt securities.
The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax. In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax. Any capital gains distributed by LB Municipal Bond Fund will be taxable.

Other Securities and Investment Practices
--------------------------------------------------------------------------------
The principal investment strategies and risk factors of each Fund are outlined beginning on page 2. This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.

Repurchase agreements. Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.
If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities. Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year. In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs). Each of the Funds, except the LB Money Market
Fund, may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-backed and asset-backed securities. Each of the Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages. Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans. Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities. If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.

Zero coupons. Each of the Funds may invest in zero coupon securities. A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.
Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Industry exposure. Each of the Funds may invest up to (but not more than) 25%
of its assets in the securities of a single industry. To the extent that a Fund invests in a particular industry, it will be exposed to the unique risks associated with that industry. As of the date of this prospectus, none of the
Funds held securities of any company primarily engaged in the alcohol, gaming, or tobacco industries. The Funds are not prohibited from investing in these industries, however, and may hold such securities from time to time in the future.

Foreign securities. Each of the Funds may invest in foreign securities. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. These risks are usually higher in less developed countries. Each of these Funds except the LB
Money Market Fund may use foreign currencies and related instruments, including foreign currency exchange transactions, to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable
U.S. securities because the markets for foreign securities are less efficient.
Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure. Each of the Funds may have some international exposure in their investments. Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar. These factors, taken as a whole, could adversely affect the price of Fund shares.

Emerging markets exposure. Each of the Funds may have some emerging markets exposure. Investments in emerging markets are subject to abrupt and severe price declines. Emerging market countries have historically experienced, and may continue to experience, certain economic and political problems. These may include high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Restricted and illiquid securities. Each of the Funds may invest to a limited extent in restricted or illiquid securities. Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions. The markets for these securities are still developing and may not function as efficiently as established markets. Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund)
may have a subjective element.

Securities lending. Each of the Funds, except the LB Money Market Fund, may seek additional income by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives. Each of the Funds, except the LB Money Market Fund, may invest in derivatives. Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund. In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds. Each of the Funds except LB Municipal Bond Fund and LB Money
Market Fund may invest in high-yield bonds. High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's. To the extent that a Fund invests in high-yield bonds, it takes on certain risks:

.. The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
.. Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

Government bonds and municipal bonds. LB Limited Maturity Bond Fund may also invest in government bonds and municipal bonds. As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.

Bonds. The value of any bonds held by a Fund is likely to decline when interest rates rise; this risk is greater for bonds with longer maturities. A less significant risk is that a bond issuer could default on principal or interest payments, possibly causing a loss for the Fund.

Short-term trading. The investment strategy for each Fund at times may include short-term trading. While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading. Short-term trading can increase a
Fund's transaction costs and may increase your tax liability.

The LB Opportunity Growth Fund, LB Growth Fund, LB Income Fund and LB Limited
Maturity Bond Fund had portfolio turnover rates of over 100% for the fiscal year ending October 31, 2003. The adviser restructured LB Opportunity Growth
Fund early in the fiscal year for better alignment of risk across various market cap segments. The adviser engages in active management of LB Growth
Fund, and it bought and sold securities for LB Growth Fund when it determined that it was appropriate to secure gains, limit losses, or reposition assets into more promising opportunities. The adviser uses a mortgage dollar roll program in its investment strategy for LB Income Fund and LB Limited Maturity
Bond Fund. A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.

Initial public offering. Each of the Funds may engage in initial public offerings (IPOs) of securities. IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading. Thus, when the
Fund's size is smaller, any gains from IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger. Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities. There can be no assurance that a Fund will have favorable
IPO investment opportunities.

Securities ratings. When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality. Investment grade bonds are those that are rated within or above the
BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.
High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than LB Money Market Fund) may choose to follow the higher rating. If a bond is unrated, the Fund may assign it to a given category based on its own credit research. If a rating agency downgrades a security, the
Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing. In response to market, economic, political or other conditions, each Fund (except LB Money Market Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes. If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders for the fiscal year ended October
31, 2003, which is available upon request.

Lutheran Brotherhood Opportunity Growth Fund                                  Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 6.80       $  8.88       $ 14.45        $11.21        $ 9.35
Income from Investment Operations
Net investment income/(loss)                                       (0.13)         0.04         (0.12)        (0.03)        (0.14)
Net realized and unrealized gain/(loss) on investments (b)          2.66         (2.12)        (4.53)         3.27          2.00
Total from Investment Operations                                    2.53         (2.08)        (4.65)         3.24          1.86
Less Distributions from
Net investment income                                                  -             -         (0.92)            -             -
Net Asset Value, End of period                                    $ 9.33       $  6.80       $  8.88        $14.45        $11.21
Total return (c)                                                   37.21%       (23.42)%      (33.87)%       29.08%        19.89%
Net assets, end of period (in millions)                           $  0.7       $   5.2       $   4.5        $ 12.1        $  8.8
Ratio of expenses to average net assets                             0.98%         0.94%         0.88%         0.80%         1.25%
Ratio of net investment loss to average net assets                 (0.67)%       (0.49)%       (0.22)%       (0.32)%       (0.94)%
Portfolio turnover rate                                             126%         117%          126%           143%          49%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             1.03%
Ratio of net investment loss to average net assets                 (0.72)%

Lutheran Brotherhood Mid Cap Growth Fund                                      Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 9.79       $ 11.66       $ 18.49        $12.99        $ 9.21
Income from Investment Operations
Net investment income/(loss)                                       (0.04)        (0.01)         0.04          0.03         (0.14)
Net realized and unrealized gain/(loss) on investments (b)          3.12         (1.86)        (5.52)         5.94          3.92
Total from Investment Operations                                    3.08         (1.87)        (5.48)         5.97          3.78
Less Distributions from
Net realized gain on investments                                       -             -         (1.35)        (0.47)            -
Net Asset Value, End of period                                    $12.87       $  9.79       $ 11.66        $18.49        $12.99
Total return (c)                                                   31.46%       (16.04)%      (31.62)%       47.15%        41.04%
Net assets, end of period (in millions)                           $  7.3       $  12.6       $   7.7        $  4.4        $  1.2
Ratio of expenses to average net assets                             0.74%         0.58%         0.64%         0.93%         1.70%
Ratio of net investment loss to average net assets                 (0.37)%       (0.21)%        0.04%        (0.23)%       (1.09)%
Portfolio turnover rate                                             76%           55%          137%           118%          145%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             0.95%         0.93%         0.92%         0.93%         1.82%
Ratio of net investment loss to average net assets                 (0.58)%       (0.56)%       (0.24)%       (0.23)%       (1.21)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

Lutheran Brotherhood World Growth Fund                                            Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year          Year           Year
                                                                     Ended        Ended        Ended          Ended         Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001    10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 7.21      $  8.36      $ 12.50        $12.59         $10.61
Income from Investment Operations
Net investment income/(loss)                                           0.09         0.05         0.06          0.02           0.03
Net realized and unrealized gain/(loss) on investments (b)             1.44        (1.20)       (3.20)         0.28           2.05
Total from Investment Operations                                       1.53        (1.15)       (3.14)         0.30           2.08
Less Distributions from
Net investment income                                                     -            -            -             -          (0.10)
Net realized gain on investments                                          -            -        (1.00)        (0.39)             -
Total Distributions                                                       -            -        (1.00)        (0.39)         (0.10)
Net Asset Value, End of period                                       $ 8.74      $  7.21      $  8.36        $12.50         $12.59
Total return (c)                                                      21.22%      (13.76)%     (27.16)%        2.43%         19.42%
Net assets, end of period (in millions)                              $ 10.3      $  13.2      $  15.1        $ 15.8         $ 14.1
Ratio of expenses to average net assets                                1.24%        1.16%        1.12%         1.22%          1.63%
Ratio of net investment income/(loss) to average net assets            0.96%        0.60%        0.43%         0.07%          0.17%
Portfolio turnover rate                                                27%          22%          30%           40%            18%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                                1.49%        1.39%        1.32%
Ratio of net investment income/(loss) to average net assets            0.71%        0.37%        0.23%

Lutheran Brotherhood Growth Fund                                                  Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year         Period
                                                                     Ended        Ended        Ended          Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001   10/31/2000(d)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 9.22      $ 11.55      $ 18.75        $16.50
Income from Investment Operations
Net investment income/(loss)                                           0.11        (0.02)        0.06          0.04
Net realized and unrealized gain/(loss) on investments (b)             1.92        (2.31)       (7.26)         2.21
Total from Investment Operations                                       2.03        (2.33)       (7.20)         2.25
Net Asset Value, End of period                                       $11.25      $  9.22      $ 11.55        $18.75
Total return (c)                                                      22.02%      (20.17)%     (38.40)%       13.64%
Net assets, end of period (in millions)                              $  3.1      $   4.6      $   3.2        $  4.9
Ratio of expenses to average net assets (e)                            0.03%        0.62%        0.46%         0.56%
Ratio of net investment income/(loss) to average net assets (e)        0.96%        0.24%        0.47%         0.19%
Portfolio turnover rate                                                111%         59%          14%           17%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                            1.24%        1.27%        1.10%         1.19%
Ratio of net investment loss to average net assets (e)                (0.25)%      (0.41)%      (0.17)%       (0.44)%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Since Fund inception, October 29, 1999.
(e)Computed on an annualized basis for periods less than one year.

Lutheran Brotherhood Fund                                                         Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year          Year           Year
                                                                     Ended        Ended        Ended          Ended         Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001    10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $15.96      $ 19.38      $ 28.33        $31.24         $27.95
Income from Investment Operations
Net investment income/(loss)                                           0.12         0.09         0.11          0.13           0.14
Net realized and unrealized gain/(loss) on investments (b)             2.38        (3.39)       (8.02)         1.52           6.43
Total from Investment Operations                                       2.50        (3.30)       (7.91)         1.65           6.57
Less Distributions from
Net investment income                                                 (0.07)       (0.12)       (0.03)        (0.12)         (0.15)
Net realized gain on investments                                          -            -        (1.01)        (4.44)         (3.13)
Total Distributions                                                   (0.07)       (0.12)       (1.04)        (4.56)         (3.28)
Net Asset Value, End of period                                       $18.39      $ 15.96      $ 19.38        $28.33         $31.24
Total return (c)                                                      15.76%      (17.19)%     (28.83)%        5.36%         25.89%
Net assets, end of period (in millions)                              $ 25.1      $  40.4      $  39.8        $ 51.9         $ 43.2
Ratio of expenses to average net assets                                0.56%        0.66%        0.62%         0.54%          0.60%
Ratio of net investment income/(loss) to average net assets            0.81%        0.55%        0.50%         0.44%          0.49%
Portfolio turnover rate                                                10%          61%          21%           47%            57%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                                0.67%        0.66%        0.63%         0.59%          0.65%
Ratio of net investment income/(loss) to average net assets            0.70%        0.55%        0.49%         0.39%          0.44%

Lutheran Brotherhood Value Fund                                                   Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year         Year         Year         Period
                                                                     Ended        Ended        Ended          Ended
For a share outstanding throughout each period (a)                 10/31/2003   10/31/2002   10/31/2001   10/31/2000(d)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.80      $ 13.06      $ 15.88        $14.50
Income from Investment Operations
Net investment income/(loss)                                           0.17         0.12         0.16          0.14
Net realized and unrealized gain/(loss) on investments (b)             1.85        (2.25)       (2.88)         1.24
Total from Investment Operations                                       2.02        (2.13)       (2.72)         1.38
Less Distributions from
Net investment income                                                 (0.14)       (0.13)       (0.10)            -
Net Asset Value, End of period                                       $12.68      $ 10.80      $ 13.06        $15.88
Total return (c)                                                      18.99%      (16.51)%     (17.19)%        9.45%
Net assets, end of period (in millions)                              $  3.1      $   4.1      $   3.4        $  3.8
Ratio of expenses to average net assets (e)                            0.21%        0.50%        0.49%         0.65%
Ratio of net investment income/(loss) to average net assets (e)        1.77%        1.35%        1.18%         0.89%
Portfolio turnover rate                                                64%         109%          35%           26%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                            1.09%        1.15%        1.11%         1.49%
Ratio of net investment income/(loss) to average net assets (e)        0.89%        0.70%        0.56%         0.05%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Since Fund inception, October 29, 1999.
(e)Computed on an annualized basis for periods less than one year.

Lutheran Brotherhood High Yield Fund                                          Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 4.23        $ 5.22       $  6.73        $ 7.87        $ 8.09
Income from Investment Operations
Net investment income                                               0.42          0.55          0.72          0.87          0.85
Net realized and unrealized gain/(loss) on investments (b)          0.83         (1.01)        (1.45)        (1.19)        (0.21)
Total from Investment Operations                                    1.25         (0.46)        (0.73)        (0.32)         0.64
Less Distributions from
Net investment income                                              (0.41)        (0.53)        (0.78)        (0.82)        (0.86)
Net Asset Value, End of period                                    $ 5.07        $ 4.23       $  5.22        $ 6.73        $ 7.87
Total return (c)                                                   30.57%        (9.60)%      (11.34)%       (4.81)%        7.96%
Net assets, end of period (in millions)                           $ 10.8        $ 10.9       $  12.5        $ 23.3        $ 53.0
Ratio of expenses to average net assets                             0.57%         0.69%         0.67%         0.59%         0.61%
Ratio of net investment income to average net assets                9.15%        10.83%        11.95%        11.16%        10.21%
Portfolio turnover rate                                             96%           77%           65%           60%           55%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             0.69%         0.69%         0.68%         0.64%         0.66%
Ratio of net investment income to average net assets                9.03%        10.83%        11.94%        11.11%        10.16%

Lutheran Brotherhood Income Fund                                              Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year          Year          Year          Year          Year
                                                                  Ended         Ended         Ended         Ended         Ended
For a share outstanding throughout each period (a)              10/31/2003    10/31/2002    10/31/2001    10/31/2000    10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 8.34        $ 8.71       $  8.19        $ 8.22        $ 8.77
Income from Investment Operations
Net investment income                                               0.37          0.44          0.50          0.54          0.53
Net realized and unrealized gain/(loss) on investments (b)          0.43         (0.39)         0.57         (0.04)        (0.57)
Total from Investment Operations                                    0.80          0.05          1.07          0.50         (0.04)
Less Distributions from
Net investment income                                              (0.39)        (0.42)        (0.55)        (0.53)        (0.51)
Net Asset Value, End of period                                    $ 8.75        $ 8.34       $  8.71        $ 8.19        $ 8.22
Total return (c)                                                    9.49%         0.65%        13.43%         6.33%        (0.44)%
Net assets, end of period (in millions)                           $ 25.2        $ 40.1       $  39.1        $ 38.3        $ 31.8
Ratio of expenses to average net assets                             0.47%         0.55%         0.56%         0.55%         0.57%
Ratio of net investment income to average net assets                4.28%         5.15%         5.94%         6.69%         6.18%
Portfolio turnover rate (d)                                        312%           170%         175%           111%          72%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                             0.60%         0.60%         0.61%         0.60%         0.62%
Ratio of net investment income to average net assets                4.15%         5.10%         5.89%         6.64%         6.13%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.
(d)Portfolio turnover rates prior to the year ended October 31, 2003, excluded mortgage dollar roll transactions.

Lutheran Brotherhood Municipal Bond Fund                                      Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year           Year           Year
                                                                 Ended         Ended         Ended           Ended         Ended
For a share outstanding throughout each period (a)             10/31/2003    10/31/2002    10/31/2001     10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 9.15        $ 9.13        $ 8.66         $ 8.43         $ 9.11
Income from Investment Operations
Net investment income                                              0.46          0.44          0.44           0.45           0.46
Net realized and unrealized gain/(loss) on investments (b)        (0.04)         0.01          0.49           0.24          (0.68)
Total from Investment Operations                                   0.42          0.45          0.93           0.69          (0.22)
Less Distributions from
Net investment income                                             (0.47)        (0.43)        (0.46)         (0.46)         (0.46)
Net realized gain on investments                                  (0.01)            -             -              -              -
Total Distributions                                               (0.48)        (0.43)        (0.46)         (0.46)         (0.46)
Net Asset Value, End of period                                   $ 9.09        $ 9.15        $ 9.13         $ 8.66         $ 8.43
Total return (c)                                                   4.67%         5.08%        10.95%          8.42%         (2.49)%
Net assets, end of period (in millions)                          $  2.6        $  3.2        $  2.6         $  3.2         $  4.3
Ratio of expenses to average net assets                            0.44%         0.57%         0.56%          0.52%          0.45%
Ratio of net investment income to average net assets               4.90%         4.85%         5.05%          5.35%          5.13%
Portfolio turnover rate                                            6%            13%           5%             12%            20%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                            0.56%         0.57%         0.57%          0.57%          0.50%
Ratio of net investment income to average net assets               4.78%         4.85%         5.04%          5.30%          5.08%

Lutheran Brotherhood Limited Maturity Bond Fund                               Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year          Year          Year          Period
                                                                 Ended         Ended         Ended           Ended
For a share outstanding throughout each period (a)             10/31/2003    10/31/2002    10/31/2001    10/31/2000(d)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $12.74        $13.14        $12.41         $12.50
Income from Investment Operations
Net investment income                                              0.40          0.50          0.69           0.74
Net realized and unrealized gain/(loss) on investments (b)         0.31         (0.15)         0.78          (0.09)
Total from Investment Operations                                   0.71          0.35          1.47           0.65
Less Distributions from
Net investment income                                             (0.40)        (0.50)        (0.69)         (0.74)
Net realized gain on investments                                      -         (0.25)        (0.05)             -
Total Distributions                                               (0.40)        (0.75)        (0.74)         (0.74)
Net Asset Value, End of period                                   $13.05        $12.74        $13.14         $12.41
Total return (c)                                                   5.62%         2.77%        12.22%          5.43%
Net assets, end of period (in millions)                          $ 14.7        $ 14.0        $ 11.5         $ 10.6
Ratio of expenses to average net assets (e)                        0.46%         0.42%         0.51%          0.73%
Ratio of net investment income to average net assets (e)           3.07%         3.89%         5.32%          6.06%
Portfolio turnover rate (f)                                       297%          288%          290%           229%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets (e)                        0.64%         0.72%         0.78%          0.88%
Ratio of net investment income to average net assets (e)           2.89%         3.59%         5.05%          5.91%

(a)All per share amounts have been rounded to the nearest cent.
(b)The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(c)Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d)Since Fund inception, October 29, 1999.
(e)Computed on an annualized basis for periods less than one year.
(f)Portfolio turnover rates prior to the year ended October 31, 2003, excluded mortgage dollar roll transactions.

Lutheran Brotherhood Money Market Fund                                   Institutional Class Shares
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year           Year           Year           Year           Year
                                                             Ended          Ended          Ended          Ended          Ended
For a share outstanding throughout each period (a)         10/31/2003     10/31/2002     10/31/2001     10/31/2000     10/31/1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Income from Investment Operations
Net investment income                                          0.01           0.01           0.05           0.06           0.04
Less: Distributions from net investment income                (0.01)         (0.01)         (0.05)         (0.06)         (0.04)
Net Asset Value, End of period                               $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
Total return (b)                                               0.86%          1.46%          4.53%          5.86%          4.53%
Net assets, end of period (in millions)                      $ 18.7         $ 34.2         $ 37.6         $ 42.1         $ 51.1
Ratio of expenses to average net assets                        0.46%          0.55%          0.56%          0.55%          0.70%
Ratio of net investment income to average net assets           0.87%          1.46%          4.41%          5.71%          4.44%
Portfolio turnover rate                                        N/A            N/A            N/A            N/A            N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:
Ratio of expenses to average net assets                        0.59%          0.59%          0.60%          0.60%          0.75%
Ratio of net investment income to average net assets           0.74%          1.42%          4.37%          5.66%          4.39%

(a)All per share amounts have been rounded to the nearest cent.
(b)Total investment return assumes dividend reinvestment.

The Lutheran Brotherhood Family of Funds
----------------------------------------------------------------------------------------------------------
By Telephone:                                          By Mail (New Applications):
   800-847-4836                                           The Lutheran Brotherhood Family of Funds
   press 1 to speak with a customer service               P.O. Box 219347
   representative or                                      Kansas City, MO 64121-9347
   press 2 to use the Automated Service Line
                                                       By Mail (Additional Investments):
By Internet:                                              The Lutheran Brotherhood Family of Funds
   www.thrivent.com                                       P.O. Box 219334
                                                          Kansas City, MO 64121-9334
By Express Mail:
   Thrivent Investment Management Inc.                 By Mail (Redemptions, Exchanges or Other Requests):
   210 West 10th Street, 8th Floor                        The Lutheran Brotherhood Family of Funds
   Kansas City, MO 64105                                  P.O. Box 219348
                                                          Kansas City, MO 64121-9348

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds. Additional information about the Funds' investments is available in the Funds' Annual and
Semiannual Reports to shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional Information, the Annual
Report, or the Semiannual Report, or you may make additional requests or inquiries by calling 800-847-4836. You also may review and copy information about the Funds (including the Statement of Additional Information) at the
Public Reference Room of the Securities and Exchange Commission in Washington,
D.C. You may get more information about the Public Reference Room by calling
800-SEC-0330. You also may get information about the Funds on the EDGAR database at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the
SEC, Washington, D.C. 20549-6009, or by sending an email to: publicinfo@sec.gov.

                                                      1940 Act File No. 811-1467

                                  [LOGO HERE]

                                       LUTHERAN BROTHERHOOD OPPORTUNITY GROWTH FUND
                                         LUTHERAN BROTHERHOOD MID CAP GROWTH FUND
                                          LUTHERAN BROTHERHOOD WORLD GROWTH FUND
                                             LUTHERAN BROTHERHOOD GROWTH FUND
                                                 LUTHERAN BROTHERHOOD FUND
                                              LUTHERAN BROTHERHOOD VALUE FUND
                                           LUTHERAN BROTHERHOOD HIGH YIELD FUND
                                             LUTHERAN BROTHERHOOD INCOME FUND
                                         LUTHERAN BROTHERHOOD MUNICIPAL BOND FUND
                                      LUTHERAN BROTHERHOOD LIMITED MATURITY BOND FUND
                                          LUTHERAN BROTHERHOOD MONEY MARKET FUND

                                                         SERIES OF
                                         THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS
                                            STATEMENT OF ADDITIONAL INFORMATION

                                                     December 30, 2003

         The Lutheran  Brotherhood  Family of Funds offers 11 Funds, each of which offer three classes of shares:  Class A,
Class B and Institutional  Class shares.  Class A and B shares are offered through a combined  prospectus and Institutional
Class  shares  are  offered  through  a  separate  prospectus.  Each  such  prospectus  is  referred  to  hereinafter  as a
"prospectus".  This Statement of Additional  Information  should be read in conjunction  with the prospectus dated
December 30, 2003 for the applicable class of the following series of The Lutheran Brotherhood Family of Funds (the "Trust"):

         Lutheran Brotherhood Opportunity Growth Fund ("LB Opportunity Growth Fund")
         Lutheran Brotherhood Mid Cap Growth Fund ("LB Mid Cap Growth Fund")
         Lutheran Brotherhood World Growth Fund ("LB World Growth Fund")
         Lutheran Brotherhood Growth Fund ("LB Growth Fund")
         Lutheran Brotherhood Fund ("LB Fund")
         Lutheran Brotherhood Value Fund ("LB Value Fund")
         Lutheran Brotherhood High Yield Fund ("LB High Yield Fund")
         Lutheran Brotherhood Income Fund ("LB Income Fund")
         Lutheran Brotherhood Municipal Bond Fund ("LB Municipal Bond Fund")
         Lutheran Brotherhood Limited Maturity Bond Fund ("LB Limited Maturity Bond Fund")
         Lutheran Brotherhood Money Market Fund ("LB Money Market Fund")

         This Statement of Additional  Information is not a prospectus  itself.  The Report of Independent  Accountants and financial  statements  in the Annual Report to  Shareholders  for the fiscal year ended October 31, 2003 of the Funds are a separate  report  furnished with this Statement of Additional  Information  and are  incorporated  herein by reference.  To receive a copy of either the prospectus or the Annual  Report,  write to Thrivent  Investment  Management  Inc.  ("Thrivent
Investment  Mgt."),  625 Fourth  Avenue  South,  Minneapolis,  Minnesota  55415 or call  toll-free  1-800-328-4552  for the
Automated Service Line or 1-800-847-4836 to speak with a customer service associate.

                                    HISTORY OF THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

         Each Fund in The Lutheran  Brotherhood Family of Funds is a diversified series of The Lutheran  Brotherhood Family of Funds, an open-end management  investment  company.  All the Funds, except LB World Growth Fund, LB Mid Cap Growth Fund,
LB Growth  Fund,  LB Value  Fund,  and LB  Limited  Maturity  Bond Fund were  organized  in 1993 as series of The  Lutheran
Brotherhood  Family of Funds, a Delaware  business  trust.  Each of those Funds is the successor to a fund of the same name that  previously  operated  as a separate  corporation  or trust  pursuant to a  reorganization  that was  effective  as of
November 1, 1993.  LB World  Growth Fund and LB Mid Cap Growth Fund began  operating  as a series of the LB Family of Funds on September 5, 1995 and May 30, 1997,  respectively.  LB Growth Fund,  LB Value Fund,  and LB Limited  Maturity  Bond Fund
began  operating  as a series of the LB Family of Funds on October  29,  1999.  The  fiscal  year end of the Trust and each
Fund is October 31.  Prior to October 31,  1997,  the shares of the Funds had no specific  class  designations.  As of that date,  Class A, Class B and  Institutional  Class shares were  authorized  by the Board of Trustees of the Trust ("Board of
Trustees"). The Trust has reserved the right to create other classes of shares in the future.

                                           INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices

         In  addition  to those  practices  stated in the  Prospectus,  various  of the Funds may  purchase  the  following securities or may engage in the following transactions.

Other Securities

         LB  Opportunity  Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund,  and LB Value
Fund may each invest in other types of securities,  including  bonds,  preferred  stocks,  convertible  bonds,  convertible preferred stocks,  warrants,  American Depository Receipts (ADRs), and other debt or equity securities.  In addition,  each of these  Funds may invest in U.S.  Government  securities  or cash,  and LB World  Growth Fund may also invest in European
Depository Receipts (EDRs) and the securities of foreign investment trusts and or trusts.

         LB  Opportunity  Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund,  and LB Value
Fund will not use any minimum level of credit quality.  Debt obligations may be rated less than investment grade,  which is defined as having a quality rating below "Baa", as rated by Moody's Investors Service,  Inc.  ("Moody's"),  or below "BBB", as rated by Standard & Poor's  Corporation  ("S&P").  For a description of Moody's and S&P's ratings,  see  "Description of
Debt  Ratings".  Securities  rated below  investment  grade  (sometimes  referred to as "high  yield" or "junk  bonds") are considered to be  speculative  and involve  certain  risks,  including a higher risk of default and greater  sensitivity to interest rate and economic changes.

         LB High Yield Fund, LB Income Fund, and LB Limited  Maturity Bond Fund may also invest in common stocks,  warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

         LB Municipal Bond Fund does not generally  intend to purchase any securities  which would cause 25% or more of the value of its total  assets to be  invested  in the  securities  of  governmental  subdivisions  located  in any one  state, territory  or  possession  of the  United  States.  The Fund may  invest  25% or more of the value of its  total  assets in industrial  development  bonds.  The Fund also may invest up to 25% of its total assets in securities  issued in connection with the financing of projects with similar  characteristics,  such as toll road revenue  bonds,  housing  revenue bonds or electric power project revenue bonds, or in industrial  development revenue bonds which are based,  directly or indirectly, on the credit of private entities in any one industry.

Bank Instruments

         LB Money  Market Fund may invest in bank  instruments  including,  but not limited  to,  certificates  of deposit, bankers'  acceptances  and time deposits.  Certificates  of deposit are generally  short-term  (i.e.,  less than one year), interest-bearing  negotiable  certificates  issued by  commercial  banks or savings  and loan  associations  against  funds deposited in the issuing  institution.  A banker's  acceptance  is a time draft drawn on a  commercial  bank by a borrower, usually in connection with an international  commercial transaction (to finance the import, export,  transfer or storage of goods).  A banker's  acceptance  may be obtained  from a domestic or foreign  bank  including a U.S.  branch or agency of a foreign bank.  The borrower is liable for payment as well as the bank,  which  unconditionally  guarantees to pay the draft at its face  amount on the  maturity  date.  Most  acceptances  have  maturities  of six  months or less and are  traded in secondary  markets  prior to maturity.  Time  deposits are  non-negotiable  deposits for a fixed period of time at a stated
interest rate.

         U.S.  branches of foreign banks are offices of foreign banks and are not separately  incorporated  entities.  They are chartered  and regulated  either  federally or under state law.  U.S.  federal  branches of foreign banks are chartered and  regulated by the  Comptroller  of the  Currency,  while state  branches and agencies are  chartered  and  regulated by authorities of the respective  state or the District of Columbia.  U.S.  branches of foreign banks may accept  deposits and thus are eligible for FDIC  insurance;  however,  not all such  branches  elect FDIC  insurance.  U.S.  branches of foreign banks can maintain  credit  balances,  which are funds received by the office  incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

         Investing in foreign  branches of U.S.  banks and U.S.  branches of foreign banks may involve  risks.  These risks may include future unfavorable  political and economic  developments,  possible  withholding or confiscatory taxes, seizure of foreign  deposits,  currency  controls,  interest  limitations  and other  governmental  restrictions  that might affect payment of principal or interest,  and possible  difficulties  pursuing or enforcing  claims against banks located  outside the U.S.  Additionally,  foreign issuers are not generally subject to uniform accounting,  auditing and financial reporting standards  or other  regulatory  requirements  and  practices  comparable  to U.S.  issuers,  and there may be less  public information available about foreign banks and their branches and agencies.

Repurchase Agreements

         Each of the Funds may engage in  repurchase  agreement  transactions  in pursuit of its  investment  objective.  A repurchase  agreement consists of a purchase and a simultaneous  agreement to resell an investment for later delivery at an agreed upon price and rate of interest.  The Fund or its custodian  will take  possession of the  obligations  subject to a repurchase  agreement.  If the original  seller of a security  subject to a repurchase  agreement  fails to repurchase  the security at the agreed  upon time,  the Fund could incur a loss due to a drop in the market  value of the  security  during the time it takes the Fund to either  sell the  security  or take  action to enforce the  original  seller's  agreement  to repurchase the security.  Also, if a defaulting  original seller filed for bankruptcy or became  insolvent,  disposition of such security might be delayed by pending court action.  The Fund may only enter into repurchase  agreements with banks and other  recognized  financial  institutions  such as  broker/dealers  which  are found by  Thrivent  Investment  Mgt.  (or a subadviser) to be creditworthy.

Restricted Securities

         The Funds may buy or sell restricted  securities,  including  securities  that meet the  requirements of Rule 144A under the Securities  Act of 1933 ("Rule 144A  Securities").  Securities may be resold  pursuant to Rule 144A under certain circumstances  only to qualified  institutional  buyers as defined in the rule.  Rule 144A  Securities  may be deemed to be liquid as determined by or in accordance  with methods  adopted by the Trustees.  Under such methods the following  factors are  considered,  among others:  the  frequency of trades and quotes for the security,  the number of dealers and potential purchasers in the market,  market making activity,  and the nature of the security and marketplace  trades.  Investments in
Rule 144A  Securities  could have the effect of increasing  the level of a Fund's  illiquidity to the extent that qualified institutional  buyers  become,  for a time,  uninterested  in  purchasing  such  securities.  Also, a Fund may be adversely impacted  by the  subjective  valuation  of such  securities  in the  absence  of an active  market  for  them.  Restricted securities  that are not resalable  under Rule 144A may be subject to risks of illiquidity  and subjective  valuations to a greater  degree  than Rule 144A  securities.  None of the Funds will  invest  more than 15% of its net  assets in  illiquid securities (10% in the case of the LB Money Market Fund.)

Reverse Repurchase Agreements

         Each of the Funds also may enter into  reverse  repurchase  agreements,  which are similar to  borrowing  cash.  A reverse repurchase  agreement is a transaction in which the Fund transfers  possession of a portfolio instrument to another person, such as a financial  institution,  broker or dealer, in return for a percentage of the instrument's market value in cash,  with an agreement  that at a stipulated  date in the future the Fund will  repurchase  the  portfolio  instrument by remitting the original  consideration  plus interest at an agreed upon rate. The use of reverse  repurchase  agreements may enable  the Fund to  avoid  selling  portfolio  instruments  at a time  when a sale may be  deemed  to be  disadvantageous.
However,  the  ability to enter into  reverse  repurchase  agreements  does not assure  that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         The Fund will engage in reverse  repurchase  agreements which are not in excess of 60 days to maturity and will do so to avoid  borrowing cash and not for the purpose of investment  leverage or to speculate on interest rate changes.  When effecting  reverse  repurchase  agreements,  assets  of the Fund in a  dollar  amount  sufficient  to make  payment  of the obligations to be purchased are segregated on the Fund's  records at the trade date and  maintained  until the  transaction is settled.

When Issued and Delayed Delivery Transactions

         Each of the Funds may purchase  securities on a when-issued and delayed  delivery  basis.  When-issued and delayed delivery  transactions  arise when U.S.  Government  obligations  and other types of securities are bought by the Fund with payment and delivery taking place in the future. The settlement dates of these  transactions,  which may be a month or more after  entering  into the  transaction,  are  determined  by mutual  agreement of the  parties.  There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

         To the extent a Fund engages in when-issued and delayed  delivery  transactions,  it will do so for the purpose of acquiring  portfolio  instruments  consistent  with its  investment  objective  and  policies  and not for the  purpose  of investment  leverage.  On the  settlement  date,  the value of such  instruments  may be less than the cost  thereof.  When effecting  when-issued  and  delayed  delivery  transactions,  a Fund  will  maintain  liquid  securities,  cash,  or  cash equivalents of a dollar amount  sufficient to make payment for the  obligations to be purchased  until the  transaction has been settled.

Dollar Roll Transactions

         Certain of the Funds may enter into dollar roll  transactions  with  respect to mortgage  securities  in which the
Funds sell mortgage securities and simultaneously  agree to repurchase similar (same type, coupon and maturity)  securities at a later date at an agreed  upon price.  During the period  between the sale and  repurchase,  the Funds forgo  principal and interest paid on the mortgage  securities  sold. The Funds are  compensated by the interest earned on the cash proceeds of the initial sale and from  negotiated  fees paid by brokers  offered as an  inducement to the Funds to "roll over" their purchase  commitments.  While the dollar roll  transactions may result in higher  transaction costs or higher taxes for the
Funds,  the adviser  believes  that the  benefits of  investing in such a program  will  outweigh  the  potential  for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

         The Funds may invest in mortgage-backed  securities,  including CMOs and multi-class pass-through securities. CMOs and  multi-class  pass-through  securities are debt  instruments  issued by special  purpose  entities  secured by pools of mortgage loans or other mortgage-backed  securities.  Multi-class pass-through securities are interests in a trust composed of mortgage loans or other  mortgage-backed  securities.  Payments of principal and interest on the  underlying  collateral provide  the  money  to pay  debt  service  on the CMO or make  scheduled  distributions  on the  multi-class  pass-through security.  Multi-class  pass-through  securities,  CMOs, and classes thereof (including those discussed below) are examples of the types of financial instruments commonly referred to as "derivatives."

         A CMO  contains a series of bonds or  certificates  issued in multiple  classes.  Each CMO class  (referred  to as
"tranche") has a specified  coupon rate and stated  maturity or final  distribution  date.  When people start prepaying the principal on the collateral  underlying a CMO (such as mortgages  underlying a CMO), some classes may retire  substantially earlier than the stated  maturity or final  distribution  dates.  The issuer  structures a CMO to pay or accrue interest on all classes on a monthly,  quarterly  or  semi-annual  basis.  The issuer may allocate  the  principal  and interest on the underlying  mortgages among the classes in many ways. In a common structure,  the issuer applies the principal  payments on the underlying mortgages to the classes according to scheduled cash flow priorities.

         There are many  classes  of CMOs.  Interest  only  classes  ("IOs")  entitle  the class  shareholders  to  receive distributions  consisting  solely or primarily of all or a portion of the  interest in an  underlying  pool of mortgages or mortgage-backed  securities  (mortgage  assets).  Principal only classes ("POs") entitle the class  shareholders to receive distributions  consisting  solely or primarily of all or a portion of the underlying pool of mortgage assets.  In addition, there are "inverse  floaters,"  which have coupon  rates that move in the reverse  direction to an  applicable  index,  and accrual (or Z) bonds (described below).

         Inverse floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes.  We would only invest in inverse  floating  CMOs to protect  against a reduction in the income  earned on  investments  due to a predicted decline in interest rates. In the event interest rates  increased,  we would lose money on investments in inverse  floating
CMO classes. An interest rate increase would cause the coupon rate on an inverse CMO class to decrease.

         Cash flow and  yields  on IO and PO  classes  are  extremely  sensitive  to  principal  payment  rates  (including prepayments) on the underlying mortgage loans or mortgage-backed  securities.  For example, rapid or slow principal payment rates may  adversely  affect the yield to maturity  of IO or PO bonds,  respectively.  If the  underlying  mortgage  assets experience  greater than anticipated  prepayments of principal,  the holder of an IO bond may incur  substantial  losses in value due to the lost interest stream even if the IO bond has a AAA rating.  If the underlying  mortgage assets  experience slower  than  anticipated  prepayments  of  principal,  the PO bond  will  incur  substantial  losses  in value due to lost prepayments.  Rapid or slow principal payment rates may cause IO and PO bond holders to incur  substantially more losses in market value than if they had invested in  traditional  mortgage-backed  securities.  On the other hand, if interest  rates rise, the value of an IO might increase and partially offset other bond value declines in a Fund's  portfolio.  If interest rates fall, the value of a PO might increase offsetting lower reinvestment rates in a Fund's portfolio.

         An accrual or Z bondholder  does not receive cash  payments  until one or more of the other  classes have received their full payments on the mortgage  loans  underlying  the CMO.  During the period when the Z  bondholders  do not receive cash payments,  interest  accrues on the Z class at a stated rate. The accrued interest is added to the amount of principal due to the Z class.  After the other  classes have  received  their  payments in full,  the Z class begins  receiving  cash payments  until it receives its full amount of principal  (including the accrued  interest  added to the principal  amount)
and interest at the stated rate.

         Generally,  the date when cash payments begin on the Z class depends on the prepayment  rate of the mortgage loans underlying the CMO. A faster  prepayment rate results in an earlier  commencement  of cash payments on the Z class.  Like a zero coupon bond,  during its accrual period the Z class has the advantage of eliminating the risk of reinvesting  interest payments at lower rates  during a period of declining  interest  rates.  Like a zero coupon  bond,  the market value of a Z class bond  fluctuates  more widely with changes in interest  rates than would the market value of a bond from a class that pays interest  currently.  Changing  interest rates influence  prepayment rates. As noted above, such changes in prepayment rates affect the date at which cash payments begin on a Z tranche, which in turn influences its market value.

Structured Securities

         The Funds may invest in  structured  notes.  The issuer of a  structured  security  links the  security's  coupon, dividend or  redemption  amount at maturity to some sort of financial  indicator.  Such  financial  indicators  can include currencies,  interest  rates,  commodities  and indexes.  The coupon,  dividend  and/or  redemption  amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

         Investments in structured  securities  involve  certain risks.  In addition to the normal credit and interest rate risks  inherent with a debt security,  the  redemption  amount may increase or decrease as a result of price changes in the underlying  instrument.  Depending on how the issuer links the coupon and/or  dividend to the  underlying  instrument,  the amount of the dividend may be reduced to zero.  Any further  declines in the value of the  underlying  instrument  may then reduce the redemption amount at maturity.  Structured  securities may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

         The Funds may purchase  variable  rate master  demand  notes.  Variable  rate master  demand  notes are  unsecured instruments  that permit the  indebtedness  thereunder to vary and provide for periodic  adjustments  in the interest rate.
The extent to which we can purchase  these  securities  is subject to Rule 2a-7 under the  Investment  Company Act of 1940.
These notes  normally do not trade and there is no secondary  market for the notes.  However,  we may demand payment of the principal for a Fund at any time.  We limit our  purchases of variable rate master demand notes to those:  (1) rated in one of the two highest  rating  categories  by a NRSRO;  or (2) that have been  issued by an issuer that has  received a rating from the  requisite  NRSRO in the top two  categories  with  respect  to a class of  short-term  debt  obligations  that is comparable in priority and security with the  instrument.  If an issuer of a variable rate master demand note  defaulted on its payment  obligation,  we might not be able to dispose of the note for a Fund due to the absence of a secondary  market.
We might  suffer a loss to the extent of the default for the Fund.  We only invest in  variable  rate master  demand  notes when we deem them to involve minimal credit risk.

Lending Securities (All Funds Except LB Money Market Fund)

         Consistent with applicable  regulatory  requirements,  each of the Funds may from time to time lend the securities it holds to broker-dealers,  provided that such loans are made pursuant to written agreements and are continuously  secured by  collateral in the form of cash,  U.S.  Government  securities,  irrevocable  standby  letters of credit or other liquid securities  in an  amount at all times  equal to at least  the  market  value of the  loaned  securities  plus the  accrued interest and  dividends.  In electing to engage in  securities  lending for a Fund,  the Adviser will take into account the investment  objective and principal  strategies of the Fund.  For the period during which the  securities  are on loan, the lending  Fund will be entitled  to receive  the  interest  and  dividends,  or amounts  equivalent  thereto,  on the loaned securities  and a fee from the borrower or interest on the  investment of the cash  collateral.  The right to terminate the loan will be given to either party subject to appropriate  notice.  Upon  termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

         The primary risk in lending  securities  is that the  borrower  may become  insolvent on a day on which the loaned security is rapidly  increasing in value. In such event, if the borrower fails to return the loaned security,  the existing collateral  might be  insufficient  to purchase  back the full amount of the security  loaned,  and the  borrower  would be unable to furnish additional  collateral.  The borrower would be liable for any shortage,  but the lending Fund would be an unsecured  creditor with respect to such shortage and might not be able to recover all or any thereof.  However,  this risk may be minimized by a careful selection of borrowers and securities to be lent and by monitoring collateral.

         No Fund may lend any  security or make any other loan if, as a result,  more than  one-third  of its total  assets would be lent to other parties.

Put and Call Options (All Funds Except LB Money Market Fund)

         As described below,  each of the Funds except the LB Money Market Fund may invest in options on another  security, an index,  a currency,  or a futures  contract.  If the option is described as "covered,"  we hold the security  underlying the option or the right to obtain it at no  additional  cost.  If the option is not covered,  the Fund will earmark  liquid securities as collateral.  When a Fund sells put options,  the collateral  must be equal to the purchase  obligation of the
Fund,  less any amount  maintained  as  margin.  When a Fund sells a call  option,  collateral  must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

         Selling ("Writing")  Covered Call Options:  The Funds may from time to time sell ("write") covered call options on any  portion  of their  portfolios  as a hedge to  provide  partial  protection  against  adverse  movements  in  prices of securities in those Funds and, subject to the limitations  described  below,  for the non-hedging  purpose of attempting to create additional  income. A call option gives the buyer of the option,  upon payment of a premium,  the right to call upon the writer to deliver a specified  amount of a security on or before a fixed date at a predetermined  ("strike")  price. As the writer of a call option,  a Fund assumes the obligation to deliver the underlying  security to the holder of the option on demand  at the  strike  price.  This  obligation  is held by the Fund  until  either  the  option  expires  or a closing transaction is made.

         If the price of a security hedged by a call option falls below or remains below the strike price of the option,  a
Fund will generally not be called upon to deliver the security.  A Fund will, however,  retain the premium received for the option as additional income,  offsetting all or part of any decline in the value of the security.  If the price of a hedged security rises above or remains above the strike price of the option,  the Fund will  generally be called upon to deliver the security.  In this event,  a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

         Buying Call  Options:  The Funds may also from time to time  purchase  call options on  securities  in which those
Funds  may  invest.  As the  holder of a call  option,  a Fund has the  right  (but not the  obligation)  to  purchase  the underlying  security or currency at the  exercise  price at any time during the option  period  (American  style) or at the expiration of the option  (European  style).  A Fund generally will purchase such options as a hedge to provide  protection against  adverse  movements in the prices of securities that the Fund intends to purchase.  In purchasing a call option,  a
Fund would realize a gain if, during the option  period,  the price of the underlying  security  increased by more than the amount of the premium  paid. A Fund would  realize a loss equal to all or a portion of the premium paid if the price of the underlying security decreased, remained the same, or did not increase by more than the premium paid.

         Selling  Put  Options:  The Funds may from time to time sell  ("write")  covered  put options if the put option is part of a combined  position (see "Combined  Position Option" below).  As the writer of a put option,  the Fund assumes the obligation  to pay a  predetermined  ("strike")  price for the  option's  underlying  security  if the holder of the option chooses to exercise it. Until the option  expires or a closing  transaction  is made, the Fund must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

         If the price of the underlying  security remains the same or rises above the strike price, the Fund generally will not be called upon to  purchase  the  security.  The Fund will,  however,  retain the  premium  received  for the option as additional  income.  If the price of the underlying  security falls below the strike price,  the Fund may be called upon to purchase the security at the strike price.

         Buying Put Options:  The Funds may from time to time  purchase put options on any portion of their  portfolios.  A put option  gives the buyer of the  option,  upon  payment of a premium,  the right (but not the  obligation)  to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined  ("strike")  price.
A Fund generally will purchase such options as a hedge to provide  protection  against  adverse  movements in the prices of securities  in the Fund. In purchasing a put option,  a Fund would realize a gain if, during the option  period,  the price of the  security  declined  by an amount in excess of the  premium  paid.  A Fund  would  realize a loss  equal to all or a portion of the premium paid if the price of the  security  increased,  remained the same,  or did not decrease by more than the premium paid.

         Options on Foreign Currencies:  The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

         Index  Options:  As part of its options  transactions,  the Funds may also  purchase and sell call options and put options on stock and bond indices.  Options on securities  indices are similar to options on a security  except that,  upon the exercise of an option on a securities index, settlement is made in cash rather than in specific securities.

         Combined  Position  Options.  The Funds  may  purchase  and sell  options  in  combination  with each  other or in combination  with futures or forward  contracts,  to adjust the risk and return  characteristics  of the overall  position.
For example,  the Funds may engage in "straddle"  and "spread"  transactions.  A "straddle" is established by buying both a call and a put option on the same underlying  security,  each with the same exercise price and expiration  date. A "spread"
is a combination  of two or more call options or put options on the same security with differing  exercise  prices or times to maturity.  The particular  strategies  employed by a Fund will depend on Thrivent  Investment Mgt.'s or the Subadviser's perception of anticipated market movements.

         Negotiated  Transactions:  The Funds will generally  purchase and sell options traded on a national  securities or options  exchange.  Where  options are not readily  available  on such  exchanges,  a Fund may purchase and sell options in negotiated  transactions.  A Fund  effects  negotiated  transactions  only with  investment  dealers  and  other  financial institutions deemed creditworthy by its investment adviser.  Despite the investment  adviser's or subadviser's best efforts to enter into negotiated  options  transactions  with only creditworthy  parties,  there is always a risk that the opposite party to the  transaction  may default in its obligation to either  purchase or sell the underlying  security at the agreed upon time and price,  resulting in a possible loss by the Fund.  This risk is described  more  completely in the section of this Statement of Additional Information entitled, "Risks of Transactions in Options and Futures".

         Options  written or purchased by a Fund in negotiated  transactions  are illiquid and there is no assurance that a
Fund will be able to effect a closing  purchase  or  closing  sale  transaction  at a time when its  investment  adviser or subadviser  believes  it would be  advantageous  to do so. In the event the Fund is unable to effect a closing  transaction with the holder of a call option  written by the Fund,  the Fund may not sell the security  underlying the option until the call written by the Fund expires or is exercised.

         Closing  Transactions:  The Funds may dispose of options that they have written by entering into "closing purchase transactions".  Those Funds may dispose of options that they have  purchased by entering into "closing sale  transactions".
A closing  transaction  terminates the rights of a holder,  or the obligation of a writer, of an option and does not result in the ownership of an option.

         A Fund realizes a profit from a closing purchase  transaction if the premium paid to close the option is less than the premium  received by the Fund from  writing the option.  The Fund  realizes a loss if the premium paid is more than the premium  received.  The Fund may not enter into a closing  purchase  transaction  with  respect to an option it has written after it has been notified of the exercise of such option.

         A Fund realizes a profit from a closing sale  transaction if the premium  received to close out the option is more than the premium paid for the option. A Fund realizes a loss if the premium received is less than the premium paid.

Financial Futures and Options on Futures (All Funds Except LB Money Market Fund)

         Selling  Futures  Contracts:  The Funds may sell  financial  futures  contracts  ("futures  contracts") as a hedge against adverse  movements in the prices of securities in those Funds.  Such contracts may involve futures on items such as
U.S.  Government  Treasury bonds,  notes and bills;  government  mortgage-backed  securities;  corporate and municipal bond indices;  and stock  indices.  A futures  contract  sale  creates an  obligation  for the Fund,  as seller,  to deliver the specific  type of  instrument  called for in the contract at a specified  future time for a specified  price.  In selling a futures  contract,  the Fund  would  realize a gain on the  contract  if,  during  the  contract  period,  the price of the securities  underlying the futures contract decreased.  Such a gain would be expected to approximately  offset the decrease in value of the same or similar  securities  in the Fund.  The Fund would realize a loss if the price of the  securities underlying the  contract  increased.  Such a loss would be  expected  to  approximately  offset the  increase  in value of the same or similar securities in the Fund.

         Futures  contracts  have been designed by and are traded on boards of trade which have been  designated  "contract
markets"  by  the  Commodity  Futures  Trading  Commission  ("CFTC").   These  boards  of  trade,  through  their  clearing
corporations,  guarantee  performance of the  contracts.  Although the terms of some financial  futures  contracts  specify actual  delivery or receipt of securities,  in most instances these contracts are closed out before the settlement due date without the making or taking of delivery of the securities.  Other financial futures  contracts,  such as futures contracts on a  securities  index,  by their terms call for cash  settlements.  The closing out of a futures  contract is effected by entering into an offsetting purchase or sale transaction.

         When a Fund sells a futures contract,  or a call option on a futures contract,  it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

         The payment of "margin" in these transactions is different than purchasing  securities "on margin".  In purchasing securities  "on margin" an investor  pays part of the  purchase  price in cash and receives an extension of credit from the broker,  in the form of a loan secured by the  securities,  for the unpaid  balance.  There are two  categories of "margin"
involved in these  transactions:  initial margin and variation  margin.  Initial margin does not represent a loan between a
Fund and its broker,  but rather is a "good faith deposit" by a Fund to secure its obligations  under a futures contract or an option.  Each day during the term of certain futures  transactions,  a Fund will receive or pay "variation margin" equal to the daily change in the value of the position held by the Fund.

         Buying Futures Contracts:  The Funds may purchase financial futures contracts as a hedge against adverse movements in the  prices of  securities  they  intend to  purchase.  The Funds  may buy and sell  futures  contracts  for a number of reasons,  including:  (1) to manage their exposure to changes in securities  prices and foreign  currencies as an efficient means of adjusting their overall  exposure to certain markets in an effort to enhance income;  and (2) to protect the value of portfolio securities.

         A futures  contract  purchase  creates an obligation by a Fund, as buyer, to take delivery of the specific type of instrument  called for in the contract at a specified future time for a specified price. In purchasing a futures  contract, a Fund would realize a gain if, during the contract  period,  the price of the securities  underlying the futures  contract increased.  Such a gain would  approximately  offset the  increase  in cost of the same or similar  securities  that a Fund intends to purchase. A Fund would realize a loss if the price of the securities  underlying the contract decreased.  Such a loss would approximately offset the decrease in cost of the same or similar securities that a Fund intends to purchase.

         Options on Futures  Contracts:  The Funds may also sell  ("write")  and  purchase  covered call and put options on futures contracts in connection with the above  strategies.  An option on a futures contract gives the buyer of the option, in return for the premium paid for the option,  the right to assume a position in the underlying  futures  contract (a long position if the option is a call and a short  position  if the option is a put).  The writing of a call option on a futures contract  constitutes a partial hedge against declining prices of securities  underlying the futures contract to the extent of the premium  received for the option.  The purchase of a put option on a futures  contract  constitutes  a hedge against price declines  below the exercise  price of the option and net of the premium paid for the option.  The purchase of a call option constitutes a hedge, net of the premium, against an increase in cost of securities that a Fund intends to purchase.

         Currency  Futures  Contracts  and Options:  The Funds may also sell and purchase  currency  futures  contracts (or options thereon) as a hedge against changes in prevailing  levels of currency  exchange rates. Such contracts may be traded on U.S. or foreign exchanges. The Fund will not use such contracts or options for leveraging purposes.

         Limitations: The Funds may engage in futures transactions,  and transactions involving options on futures, only on regulated  commodity  exchanges  or boards of trade.  A Fund will not enter into a futures  contract  or  purchase  or sell related options if immediately  thereafter the sum of the amount of initial margin deposits on the Fund's existing  futures and related  options  positions  and premiums  paid for options  with  respect to futures and options used for  non-hedging purposes would exceed 5% of the market value of the Fund's total assets. In addition,  in instances  involving the purchase of futures  contracts or call options  thereon,  a Fund will maintain liquid  securities,  cash, or cash  equivalents in an amount equal to the market value of such contracts.

Hybrid Investments (All Funds Exempt LB Money Market Fund)

         As part of their  investment  program  and to  maintain  greater  flexibility,  the  Funds  may  invest  in hybrid instruments (a potentially  high-risk derivative) which have the characteristics of futures,  options and securities.  Such instruments  may take a variety of forms,  such as debt  instruments  with  interest or principal  payments  determined  by reference  to the  value  of a  currency,  security  index or  commodity  at a future  point  in  time.  The  risks of such investments  would  reflect  both the  risks of  investing  in  futures,  options,  currencies  and  securities,  including volatility and illiquidity. Under certain conditions, the redemption value of a hybrid instrument could be zero.

         In addition,  because the purchase and sale of hybrid instruments could take place in an  over-the-counter  market or in a  private  transaction  between  a Fund  and the  seller  of the  hybrid  instrument,  the  creditworthiness  of the counterparty to the transaction  would be a risk factor which a Fund would have to consider.  Hybrid  instruments  also may not be subject to  regulation of the  Commodities  Futures  Trading  Commission  ("CFTC"),  which  generally  regulates the trading of commodity  futures by U.S.  persons,  the SEC,  which  regulates the offer and sale of securities by and to U.S.
persons, or any other governmental regulatory authority.

         The LB World Growth Fund will limit its investment in hybrid instruments to 10% of total assets.

Risks of Transactions in Options and Futures

         There are certain risks  involved in the use of futures  contracts,  options on securities  and  securities  index options,  and options on futures  contracts,  as hedging  devices.  There is a risk that the  movement in the prices of the index or instrument  underlying an option or futures  contract may not correlate  perfectly with the movement in the prices of the assets being hedged.  The lack of correlation  could render a Fund's hedging strategy  unsuccessful and could result in losses. The loss from investing in futures transactions is potentially unlimited.

         There is a risk that Thrivent  Investment Mgt. or a subadviser could be incorrect in their  expectations about the direction or extent of market  factors such as interest rate  movements.  In such a case, a Fund would have been better off without  the  hedge.  In  addition,  while the  principal  purpose of  hedging  is to limit the  effects of adverse  market movements,  the  attendant  expense may cause a Fund's  return to be less than if hedging had not taken place.  The overall effectiveness of hedging,  therefore,  depends on the expense of hedging and Thrivent  Investment  Mgt.'s or a subadviser's accuracy in predicting the future changes in interest rate levels and securities price movements.

         A Fund will  generally  purchase and sell  options  traded on a national  securities  or options  exchange.  Where options are not readily  available on such  exchanges,  a Fund may purchase  and sell options in  negotiated  transactions.
When a Fund uses  negotiated  options  transactions,  it will seek to enter  into such  transactions  involving  only those options and futures contracts for which there appears to be an active secondary market.

         There is,  nonetheless,  no assurance that a liquid secondary market,  such as an exchange or board of trade, will exist  for any  particular  option  or  futures  contract  at any  particular  time.  If a  futures  market  were to become unavailable,  in the event of an adverse  movement,  a Fund would be required  to  continue to make daily cash  payments of maintenance  margin if it could not close a  futures  position.  If an  options  market  were to become  unavailable  and a closing  transaction  could not be entered into, an option holder would be able to realize  profits or limit losses only by exercising an option, and an option writer would remain obligated until exercise or expiration.

         In addition,  exchanges may establish daily price fluctuation  limits for options and futures  contracts,  and may halt trading if a contract's  price moves upward or downward  more than the limit in a given day. On volatile  trading days when the price  fluctuation  limit is reached or a trading halt is imposed,  it may be impossible  for a Fund to enter into new  positions or close out  existing  positions.  If the  secondary  market for a contract is not liquid  because of price fluctuation  limits or otherwise,  it could prevent prompt  liquidation of unfavorable  positions,  and  potentially  could require a Fund to continue  to hold a position  until  delivery  or  expiration  regardless  of changes in its value.  As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

         When conducting  negotiated  options  transactions  there is a risk that the opposite party to the transaction may default in its  obligation to either  purchase or sell the  underlying  security at the agreed upon time and price.  In the event of such a  default,  a Fund  could  lose  all or part of the  benefit  it  would  otherwise  have  realized  from the transaction,  including the ability to sell  securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

         Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent,  a
Fund could experience  delays and might not be able to trade or exercise options or futures  purchased  through that broker or clearing  member.  In  addition,  a Fund could have some or all of its  positions  closed out without  its  consent.  If substantial  and  widespread,  these  insolvencies  could  ultimately  impair  the  ability  of the  clearing  corporations themselves.

Foreign Futures and Options

         Participation  in foreign futures and foreign options  transactions  involves the execution and clearing of trades on or  subject  to the rules of a foreign  board of trade.  Neither  the  National  Futures  Association  nor any  domestic exchange  regulates  activities  of any  foreign  boards of trade,  including  the  execution,  delivery  and  clearing  of transactions,  or has the power to compel  enforcement of the rules of a foreign board of trade or any  applicable  foreign law. This is true even if the exchange is formally  linked to a domestic  market so that a position taken on the market may be liquidated by a transaction on another  market.  Moreover,  such laws or regulations  will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

         For these reasons,  customers who trade foreign futures or foreign options  contracts may not be afforded  certain of the protective  measures  provided by the Commodity  Exchange Act, the CFTC's  regulations and the rules of the National
Futures  Association and any domestic  exchange,  including the right to use reparations  proceedings before the Commission and arbitration  proceedings provided by the National Futures Association or any domestic futures exchange.  In particular, funds  received  from  customers  for  foreign  futures  or  foreign  options  transactions  may not be  provided  the same protections as funds received in respect of transactions on United States futures exchanges.

         In addition,  the price of any foreign futures or foreign options  contract and,  therefore,  the potential profit and loss thereon may be affected by any variance in the foreign  exchange  rate between the time an order is placed and the time it is liquidated, offset or exercised.

Short Sales Against the Box

         The Funds may effect short sales, but only if such transactions are short sale  transactions  known as short sales
"against  the box". A short sale is a  transaction  in which a Fund sells a security it does not own by borrowing it from a broker, and consequently  becomes obligated to replace that security.  A short sale against the box is a short sale where a
Fund owns the security sold short or has an immediate and unconditional  right to acquire that security without  additional cash consideration upon conversion,  exercise or exchange of options with respect to securities held in its portfolio.  The effect of selling a security short against the box is to insulate that security against any future gain or loss.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

         Foreign Currency  Warrants.  Foreign currency warrants are warrants which entitle the holder to receive from their issuer an amount of cash  (generally,  for  warrants  issued in the United  States,  in U.S.  dollars).  The cash amount is calculated  pursuant to a  predetermined  formula and based on the exchange rate between a specified  foreign  currency and the U.S. dollar as of the exercise date of the warrant.  Foreign  currency  warrants  generally are exercisable  upon their issuance and expire as of a specified date and time.

         Foreign  currency  warrants have been issued in connection  with U.S.  dollar-denominated  debt offerings by major corporate  issuers in an attempt to reduce the foreign  currency  exchange risk that, from the point of view of prospective purchasers of the securities,  is inherent in the  international  fixed-income  marketplace.  Foreign currency warrants may attempt to reduce the  foreign  exchange  risk  assumed  by  purchasers  of a security  by, for  example,  providing  for a supplemental  payment in the event that the U.S. dollar  depreciates  against the value of a major foreign currency such as the  Japanese  Yen or German  Deutschmark.  The formula used to  determine  the amount  payable upon  exercise of a foreign currency  warrant  may make the  warrant  worthless  unless  the  applicable  foreign  currency  exchange  rate  moves in a particular  direction (e.g.,  unless the U.S. dollar appreciates or depreciates  against the particular foreign currency to which the warrant is linked or indexed).  Foreign  currency  warrants are severable  from the debt  obligations  with which they may be offered, and may be listed on exchanges.

         Foreign currency warrants may be exercisable only in certain minimum amounts,  and an investor wishing to exercise warrants who possesses  less than the minimum number  required for exercise may be required  either to sell the warrants or to purchase additional warrants,  thereby incurring additional  transaction costs. In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants  gives  instructions  to exercise and the time the exchange rate  relating  to  exercise  is  determined.  During  this time the  exchange  rate could  change  significantly,  thereby affecting both the market and cash settlement values of the warrants being exercised.

         The expiration  date of the warrants may be accelerated if the warrants  should be delisted from an exchange or if their  trading  should be  suspended  permanently.  This  would  result in the loss of any  remaining  "time  value" of the warrants (i.e., the difference  between the current market value and the exercise value of the warrants),  and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

         Warrants are generally  unsecured  obligations of their issuers and are not standardized  foreign currency options issued by the Options  Clearing  Corporation  ("OCC").  Unlike foreign currency options issued by OCC, the terms of foreign exchange  warrants  generally will not be amended in the event of governmental  or regulatory  actions  affecting  exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.

         The initial public offering price of foreign  currency  warrants is generally  considerably in excess of the price that a  commercial  user of  foreign  currencies  might pay in the  interbank  market  for a  comparable  option  involving significantly larger amounts of foreign currencies.

         Foreign currency warrants are subject to significant  foreign exchange risk,  including risks arising from complex political or economic factors.

         Foreign Currency  Transactions.  A forward foreign currency  exchange  contract involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract  agreed upon by the parties at a price set at the time of the contract.  These  contracts are  principally  traded in the interbank market  conducted  directly  between currency  traders  (usually large,  commercial  banks) and their customers.  A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         A Fund may enter into  forward  contracts  for a variety of  purposes in  connection  with the  management  of the foreign  securities  portion of its  portfolio.  A Fund's use of such contracts  would include,  but not be limited to, the following:

         (1)    When the Fund  enters  into a contract  for the  purchase  or sale of a security  denominated  in a foreign currency,  it may desire to "lock in" the U.S.  dollar price of the  security.  By entering  into a forward contract  for the  purchase  or sale,  for a fixed  amount of  dollars,  of the amount of foreign  currency involved  in the  underlying  security  transactions,  the Fund will be able to  protect  itself  against a possible loss resulting from an adverse change in the relationship  between the U.S. dollar and the subject foreign  currency  during the period  between the date the  security is  purchased  or sold and the date on which payment is made or received.

         (2)    When a Fund determines that one currency may experience a substantial  movement  against another  currency, including  the U.S.  dollar,  a Fund may enter  into a forward  contract  to sell or buy the  amount of the former  foreign  currency,  approximating  the  value  of  some  or all of a  Fund's  portfolio  securities denominated in such foreign currency.

                Alternatively,  where  appropriate,  a Fund may hedge all or part of its foreign currency  exposure through the use of a basket  of  currencies  or a proxy  currency  where  such  currency  or  currencies  act as an effective proxy for other  currencies.  In such a case, a Fund may enter into a forward  contract where the amount  of the  foreign  currency  to be sold  exceeds  the  value of the  securities  denominated  in such currency.  The use of this basket  hedging  technique may be more  efficient and  economical  than entering into separate forward contracts for each currency held in a Fund.

                The precise  matching of the forward  contract  amounts and the value of the  securities  involved will not generally be possible  since the future value of such  securities  in foreign  currencies  will change as a consequence of market movements in the value of those  securities  between the date the forward contract is entered into and the date it matures.  The projection of short-term  currency  market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

                Under  normal  circumstances,  currency  risk will be  considered  when  deciding  whether to buy or sell a security and as part of the overall  diversification  strategies.  However,  Thrivent  Investment  Mgt. and
                Price  International  believe  that it is  important  to have the  flexibility  to enter into such  forward contracts when it determines that the best interests of the Fund will be served.

         A Fund may enter into forward contracts for any other purpose consistent with the Fund's investment  objective and program.  However,  a Fund will not enter into a forward contract,  or maintain  exposure to any such  contract(s),  if the amount of foreign  currency  required to be delivered  thereunder  would exceed the Fund's  holdings of liquid,  high-grade debt  securities,  currency  available for cover of the forward  contract(s),  or other  suitable cover as permitted by the
SEC.  In determining the amount to be delivered under a contract, the Fund may net offsetting positions.

         At the maturity of a forward  contract,  a Fund may sell the  portfolio  security and make delivery of the foreign currency,  or it may retain the  security  and either  extend the  maturity  of the forward  contract  (by  "rolling"  that contract forward) or may initiate a new forward contract.

         If a Fund retains the portfolio security and engages in an offsetting  transaction,  the Fund will incur a gain or a loss (as described  below) to the extent that there has been movement in forward  contract  prices.  If a Fund engages in an offsetting  transaction,  it may  subsequently  enter into a new forward contract to sell the foreign  currency.  Should forward  prices  decline  during the period  between a Fund's  entering  into a forward  contract for the sale of a foreign currency  and the date it enters into an  offsetting  contract  for the  purchase of the  foreign  currency,  the Fund will realize a gain to the extent the price of the  currency  it has agreed to sell  exceeds  the price of the  currency  it has agreed  to  purchase.  Should  forward  prices  increase,  the Fund  will  suffer a loss to the  extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         A Fund's dealing in forward  foreign  currency  exchange  contracts will generally be limited to the  transactions described  above.  However,  the Funds  reserve the right to enter into forward  foreign  currency  contracts for different purposes and under  different  circumstances.  Of course,  the Funds are not required to enter into forward  contracts with regard  to  foreign  currency-denominated  securities  and will not do so  unless  deemed  appropriate.  It also  should be realized that this method of hedging  against a decline in the value of a currency does not eliminate  fluctuations  in the underlying  prices of the securities.  It simply  establishes a rate of exchange at a future date.  Additionally,  although such  contracts tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  at the same time, they tend to limit any potential gain that might result from an increase in the value of that currency.

         Although a Fund values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its holdings of foreign  currencies  into U.S.  dollars on a daily basis.  It will do so from time to time, and there are costs  associated with currency  conversion.  Although foreign exchange dealers do not charge a fee for conversion,  they do realize a profit based on the difference (the "spread")  between the prices at which they are buying and selling various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the fund at one rate,  while  offering a lesser  rate of exchange  should the fund desire to resell that currency to the dealer.

         Principal  Exchange Rate Linked  Securities.  Principal  exchange rate linked  securities are debt obligations the principal  on which is payable at maturity in an amount that may vary based on the exchange  rate  between the U.S.  dollar and a  particular  foreign  currency  at or about that time.  The  return on  "standard"  principal  exchange  rate  linked securities is enhanced if the foreign currency to which the security is linked  appreciates  against the U.S.  dollar,  and is adversely  affected by increases in the foreign exchange value of the U.S.  dollar.  "Reverse"  principal  exchange rate linked  securities  are like the "standard"  securities,  except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.

         Interest  payments  on the  securities  are  generally  made in U.S.  dollars at rates that  reflect the degree of foreign  currency risk assumed or given up by the purchaser of the notes (i.e., at relatively  higher interest rates if the purchaser  has assumed some of the foreign  exchange  risk, or relatively  lower  interest  rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

         Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity  (generally, not without the consent of the holders of the  securities),  which may have an adverse impact on the value of the principal payment to be made at maturity.

         Performance  Indexed Paper.  Performance  indexed paper is U.S.  dollar-denominated  commercial paper the yield of which is linked to certain  foreign  exchange rate  movements.  The yield to the investor on  performance  indexed paper is established  at maturity as a function of spot exchange  rates between the U.S.  dollar and a designated  currency as of or about that time  (generally,  the index  maturity two days prior to  maturity).  The yield to the investor will be within a range  stipulated at the time of purchase of the  obligation.  Generally,  the guaranteed  minimum rate of return is below, and a potential  maximum  rate of return that is above,  market  yields on U.S.  dollar-denominated  commercial  paper.  In addition,  both the minimum and maximum rates of return on the investment  generally  correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Investment Companies

         Each Fund may invest in securities  of other  investment  companies,  including  shares of  closed-end  investment companies,  unit investment trusts, and open-end investment companies,  which represent interests in professionally managed portfolios that may invest in any type of instrument.  Investing in other investment  companies involves  substantially the same risks as investing  directly in the  underlying  instruments,  but may involve  additional  expenses at the investment company-level,  such as portfolio management fees and operating expenses.  Certain types of investment  companies,  such as closed-end  investment  companies,  issue a fixed number of shares that trade on a stock exchange or  over-the-counter at a premium  or a discount  to their net asset  value.  Others are  continuously  offered at net asset  value,  but may also be traded in the  secondary  market.  The  extent to which a Fund can  invest in other  investment  companies  is  limited  by federal securities laws.

Passive Foreign Investment Companies (All Funds except LB Money Market Fund)

         Each Fund may purchase the  securities  of certain  foreign  investment  funds or trusts  called  passive  foreign investment  companies.  Such  trusts  have been the only or primary  way to invest in certain  countries.  In  addition  to bearing their  proportionate  share of the trust's expenses  (management fees and operating  expenses),  shareholders  will also indirectly bear similar  expenses of such trusts.  Capital gains on the sale of such holdings are considered  ordinary income  regardless  of how long the Funds hold  their  investments.  In  addition,  the Funds may be  subject to  corporate income tax and an interest  charge on certain  dividends  and capital  gains earned from these  investments,  regardless of whether such income and gains are distributed to shareholders.

         To avoid such tax and interest,  the Funds intend to treat these  securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time;  deductions  for losses are allowable only to the extent of any gains  resulting  from these  deemed  sales for prior  taxable  years.  Such gains and losses  will be treated as  ordinary income.  The Funds will be required to  distribute  any  resulting  income  even  though it has not sold the  security  and received cash to pay such distributions.

Investment Limitations

         The  fundamental  investment  restrictions  for the  Funds  are set  forth  below.  These  fundamental  investment restrictions  may not be  changed  by a Fund  except  by the  affirmative  vote of a  majority  of the  outstanding  voting securities of that Fund as defined in the  Investment  Company Act of 1940.  (Under the  Investment  Company Act of 1940, a
"vote of the majority of the outstanding  voting  securities" means the vote, at a meeting of security holders duly called,
(i) of 67% or more of the  voting  securities  present  at a meeting  if the  holders  of more than 50% of the  outstanding voting  securities  are present or  represented  by proxy or (ii) of more than 50% of the  outstanding  voting  securities, whichever is less (a "1940 Act Majority Vote").)  Under these restrictions, with respect to each Fund:

          (1)   The Fund may not borrow  money,  except  that the Fund may  borrow  money  (through  the  issuance  of debt securities or otherwise) in an amount not exceeding  one-third of the Fund's total assets immediately after the time of such borrowing.

          (2)   The Fund may not purchase or sell  commodities or commodity  contracts,  except that the Fund may invest in financial futures contracts, options thereon and similar instruments.

          (3)   The Fund may not purchase or sell real estate  unless  acquired as a result of ownership of  securities  or other  instruments,  except  that the Fund may invest in  securities  or other  instruments  backed by real estate or  securities  of  companies  engaged in the real  estate  business  or that invest or deal in real estate.

          (4)   The Fund may not engage in underwriting or agency  distribution of securities  issued by others;  provided, however,  that this  restriction  shall not be construed to prevent or limit in any manner the power of the
                Fund to purchase and resell restricted securities or securities for investment.

          (5)   The Fund may not lend any of its assets except portfolio  securities.  The purchase of corporate or U.S. or foreign  governmental bonds,  debentures,  notes,  certificates of indebtedness,  repurchase  agreements or other debt securities of an issuer  permitted by the Fund's  investment  objective and policies will not be considered a loan for purposes of this limitation.

          (6)   The Fund may not with respect to 75% of its total assets,  purchase the  securities  of any issuer  (except
                Government Securities,  as such term is defined in the Investment Company Act of 1940) if, as a result, the
                Fund would own more than 10% of the  outstanding  voting  securities  of such issuer or the Fund would have more than 5% of its total assets invested in the securities of such issuer.

          (7)   The Fund may not issue senior  securities,  except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

          (8)   The Fund may,  notwithstanding  any other fundamental  investment  policy or limitation,  invest all of its assets in the securities of a single open-end  management  investment  company with  substantially the same fundamental investment objectives, policies, and limitations as the Fund.

          (9)   The Fund may not invest in a security if the  transaction  would  result in 25% or more of the Fund's total assets being invested in any one industry.  With respect to Lutheran  Brotherhood  Money Market Fund,  this restriction does not apply to Government  Securities (as such term is defined in the Investment Company Act of 1940) or instruments  issued by domestic  banks.  This  restriction  does not apply to LB Municipal Bond
                Fund.

         The following  nonfundamental  investment  restriction may be changed  without  shareholder  approval.  Under this restriction with respect to each Fund:

         (1)    The Fund will not  purchase  any  security  while  borrowings,  including  reverse  repurchase  agreements, representing more  than 5% of the Fund's total assets are outstanding.

         Section 18(g) of the 1940 Act defines a "senior  security" as any bond,  debenture,  note,  or similar  obligation constituting  a security and evidencing  indebtedness.  Section  18(f)(1) of the 1940 Act prohibits an open-end  investment company from issuing senior  securities but permits  borrowings  from a bank if  immediately  after the borrowing  there is asset  coverage of at least 300% and provided  further that, in the event that such asset  coverage  falls below 300%,  the investment  company will,  within 3 days (not including  Sundays and  holidays),  reduce the amount of its borrowings to an extent that the asset  coverage of such  borrowings  shall be at least 300%.  The SEC staff has taken the  position  that a fund may engage in certain leveraged transactions,  such as short sales and financial futures contracts,  without violating
Section 18(f)(1) if it segregates fund assets.

         In  reference to  fundamental  investment  restriction  9 above,  industries  are  determined  by reference to the classifications of industries set forth in the Funds' semiannual and annual reports.

                                                      FUND MANAGEMENT

The Funds' Trustees and Officers

         The Board of Trustees is responsible  for the management and  supervision of the Funds'  business  affairs and for exercising all powers except those  reserved to the  shareholders.  Each Trustee,  except  Mr. Nicholson,  also serves as a
Director  of LB Series  Fund,  Inc.,  a  registered  investment  company  consisting  of 14  Portfolios  that  serve as the underlying  funds for the  variable  contracts  issued by Thrivent  Financial  for  Lutherans  ("Thrivent  Financial")  and
Thrivent Life Insurance Company ("Thrivent Life").

         Messrs.  Eggerding  and Gilbert also serve as Trustees of The AAL Mutual  Funds (a  registered  investment  company consisting  of 20 Funds,  which offer Class A, Class B and  Institutional  Class  shares) and as  Directors of AAL Variable
Product Series Fund, Inc. (a registered  investment  company consisting of 14 Portfolios that serve as the underlying funds for variable contracts issued by Thrivent Financial and Thrivent Life.)

         The following tables provide information about the Trustees and officers of the Trust.

                                                    INTERESTED TRUSTEES
-------------------------------- ----------------------------- ----------------------------- -----------------------------
                                 Position with the Trust,
                                 Length of Service and Term    Principal Occupation During   Other Directorships Held by
Name, Address and Age            of Office**                   the Past 5 Years              Trustee
-------------------------------- ----------------------------- ----------------------------- -----------------------------
-------------------------------- ----------------------------- ----------------------------- -----------------------------
                                 Chairman and Trustee since    Chairman, Thrivent            Chairman of the Life Office
                                 2003                          Financial for Lutherans       Management Association (LOMA)
                                                               since 2002; Chairman,         board of directors; member
                                                               President and Chief           of the board of regents
John O. Gilbert*                                               Executive Officer, Aid        for Luther College in
625 Fourth Avenue South          Chairman and Trustee since    Association for Lutherans     Decorah, Iowa; member of
Minneapolis, MN                  2003                          from 1999 to 2002;            the board for Fox PAC -
Age 61                                                         President and Chief           Performing Arts Center in
                                                               Executive Officer, Aid        Appleton, Wisconsin;
                                                               Association for Lutherans     Trustee, Luther Seminary
                                                               from 1996 to 1999             Foundation
-------------------------------- ----------------------------- ----------------------------- -----------------------------
-------------------------------- ----------------------------- ----------------------------- -----------------------------
                                                               President and Chief           Director, St. Olaf Board of
                                                               Executive Officer, Thrivent   Regents; Director, Luther
                                                               Financial for Lutherans       Seminary; Director,
                                                               since 2002; President and     Minnesota Orchestra;
                                                               Chief Executive Officer,      Director, Danny Thompson
                                                               Lutheran Brotherhood from     Memorial; Director,
                                                               2000 to 2001; President and   Insurance Federation of
Bruce J. Nicholson*              Trustee since 1995            Chief Operating Officer,      Minnesota; Director,
625 Fourth Avenue South                                        Lutheran Brotherhood from     Minnesota Business
Minneapolis, MN                                                1999 to 2000; Executive       Partnership
Age  57                                                        Vice President and Chief
                                                               Operating Officer, Lutheran
                                                               Brotherhood from 1998 to
                                                               1999; Executive Vice
                                                               President and Chief
                                                               Financial Officer, Lutheran
                                                               Brotherhood from 1990 to
                                                               1998
-------------------------------- ----------------------------- ----------------------------- -----------------------------
                                                   INDEPENDENT TRUSTEES
-------------------------------- ----------------------------- ----------------------------- -----------------------------
                                 Position with the Trust,
                                 Length of Service and Term    Principal Occupation During   Other Directorships Held by
Name, Address and Age            of Office**                   the Past 5 Years              Trustee
-------------------------------- ----------------------------- ----------------------------- -----------------------------
-------------------------------- ----------------------------- ----------------------------- -----------------------------
Herbert F. Eggerding, Jr.                                      Management consultant to
625 Fourth Avenue South          Trustee since 1990            several privately owned       None
Minneapolis, MN                                                companies since 1997
Age 66
-------------------------------- ----------------------------- ----------------------------- -----------------------------
-------------------------------- ----------------------------- ----------------------------- -----------------------------
Noel K. Estenson                                               Retired; previously
625 Fourth Avenue South          Trustee since 1997            President and Chief
Minneapolis, MN                                                Executive Officer,            None
Age 65                                                         CenexHarvestStates (farm
                                                               supply and marketing and
                                                               food business)
-------------------------------- ----------------------------- ----------------------------- -----------------------------
-------------------------------- ----------------------------- ----------------------------- -----------------------------
Jodi L. Harpstead                                              Vice President & General
625 Fourth Avenue South          Trustee since 1998            Manager, Cardiac Surgery
Minneapolis, MN                                                Technologies for Medtronic,
Age 47                                                         Inc. (medical products and
                                                               technologies business)
                                                               since 2002; President,        Director, Delta Dental Plan
                                                               Global Marketing and U.S.     of Minnesota
                                                               Sales, Cardiac Rhythm
                                                               Management for Medtronic,
                                                               Inc. from 2001 to 2002;
                                                               Vice President, U.S. Pacing
                                                               Sales Manager for
                                                               Medtronic, Inc. from 1996
                                                               to 2001
-------------------------------- ----------------------------- ----------------------------- -----------------------------
-------------------------------- ----------------------------- ----------------------------- -----------------------------
Connie M. Levi
625 Fourth Avenue South          Trustee since 1993                       Retired               Director, Norstan, Inc.
Minneapolis, MN
Age 64
-------------------------------- ----------------------------- ----------------------------- -----------------------------

                                                         OFFICERS
-------------------------------- ----------------------------- -----------------------------------------------------------
                                 Position with the Trust,
                                 Length of Service and Term
Name, Address and Age            of Office***                  Principal Occupation During the Past 5 Years
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
Pamela J. Moret                                                Senior Vice President, Marketing and Products, Thrivent
625 Fouth Avenue South           President since 2002          Financial for Lutherans since 2002; Senior Vice
Minneapolis, MN                                                President, Products, American Express Financial Advisors
Age 47                                                         from 2000 to 2001; Vice President, Variable Assets,
                                                               American Express Financial Advisors from 1996 to 2000
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
Charles D. Gariboldi             Treasurer and Principal       Vice President, Investment Accounting, Thrivent Financial
625 Fourth Avenue South          Accounting Officer since      for Lutherans since 2002; Head of Investment Accounting,
Minneapolis, MN                  2002                          Aid Association for Lutherans from 1999 to 2001;
Age 44                                                         Treasurer, The AAL Mutual Funds from 1997 to 1999
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
John C. Bjork                                                  Senior Counsel, Thrivent Financial for Lutherans since
625 Fourth Avenue South          Secretary since 2000          2002; Counsel, Lutheran Brotherhood from 1987 to 2001
Minneapolis, MN
Age 50
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
James H. Abitz                                                 Senior Vice President, Investments, Thrivent Financial
625 Fourth Avenue South          Vice President since 2002     for Lutherans since 2002; Senior Vice President and Chief
Minneapolis, MN                                                Investment Officer, Aid Association for Lutherans from
Age 58                                                         1999 to 2001; Vice President,  Investments, Aid
                                                               Association for Lutherans from 1998 to 1999
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
Karl D. Anderson                                               Vice President, Investment Product Solutions Management,
625 Fourth Avenue South          Vice President since 2003     Thrivent Financial for Lutherans since 2002; Vice
Minneapolis, MN                                                President and Actuary, Aid Association for Lutherans from
Age  42                                                        1997 to 2002
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
                                                               Vice President, Investment Operations, Thrivent Financial
Frederick P. Johnson                                           for Lutherans since 2002; Vice President, Investment
625 Fourth Avenue South          Vice President since 1998     Operations, Lutheran Brotherhood in 2001; Assistant Vice
Minneapolis, MN                                                President, Investment Operations, Lutheran Brotherhood
Age 41                                                         from 1994 to 2001
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
Thomas R. Mischka                Vice President and            Vice President, Divisional Support Services, Thrivent
625 Fourth Avenue South          Anti-Money Laundering         Financial for Lutherans since 2003; Vice President,
Minneapolis, MN                  Officer since 2003            Marketing, Aid Association for Lutherans from 1997 to 2003
Age 44
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
                                                               Vice President, Member Support and Mutual Fund
Brenda J. Pederson                                             Operations, Thrivent Financial for Lutherans since 2002;
625 Fourth Avenue South          Vice President since 1998     Vice President, Member Services, Lutheran Brotherhood
Minneapolis, MN                                                from 2001 to 2002; Assistant Vice President, Member
Age 42                                                         Services, Lutheran Brotherhood from 1997 to 2001
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
Brett L. Agnew                                                 Senior Counsel, Tnrivent Financial for Lutherans since
625 Fourth Avenue South          Assistant Secretary since     2002; Counsel, Aid Association for Lutherans from 2001 to
Minneapolis, MN                  2003                          2002; Consultant, Principal Financial Group from 1998 to
Age 32                                                         2001
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
                                                               Vice President, Securities Law, Thrivent Financial for
James E. Nelson                                                Lutherans since 2002; Head of Securities Law, Lutheran
625 Fourth Avenue South          Assistant Secretary since     Brotherhood from 2001 to 2002;  Counsel and head of
Minneapolis, MN                  2002                          Insurance Practice Group, Law Division of ING ReliaStar
Age 43                                                         (formerly ReliaStar Financial Corp.) from 1998 to 2001
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
Marlene J. Nogle                                               Senior Counsel, Thrivent Financial for Lutherans since
625 Fourth Avenue South          Assistant Secretary since     2002; Senior Counsel and Assistant Vice President,
Minneapolis, MN                  2000                          Lutheran Brotherhood from 1991 to 2002
Age 56
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
Todd J. Kelly                                                  Manager, Fund Accounting Operations, Thrivent Financial
222 West College Avenue          Assistant Treasurer since     for Lutherans since 2002; Manager, Mutual Fund
Appleton, WI                     2002                          Accounting, Aid Association for Lutherans from 1996 to
Age 34                                                         2002
-------------------------------- ----------------------------- -----------------------------------------------------------
-------------------------------- ----------------------------- -----------------------------------------------------------
                                                               Manager, Fund Accounting Administration, Thrivent
Gerard V. Vaillancourt                                         Financial for Lutherans since 2002; Manager-Portfolio
625 Fourth Avenue South          Assistant Treasurer since     Compliance, Lutheran Brotherhood from 2001 to 2002;
Minneapolis, MN                  2002                          Manager, Fund Accounting, Minnesota Life from 2000 to
Age 36                                                         2001; Supervisor, Securities Accounting, Lutheran
                                                               Brotherhood from 1998 to 2000
-------------------------------- ----------------------------- -----------------------------------------------------------

*"Interested  person" of the Trust as defined in the  Investment  Company Act of 1940 by virtue of positions with Thrivent
 Financial.
**Each  Trustee  serves an indefinite  term until his or her successor is duly elected and  qualified.  The Trust's  bylaws provide that each Trustee must retire at the end of the calendar year in which the Trustee attains age 70.
***Officers serve at the discretion of the Board of Trustees until their successors are duly appointed and qualified.

Committees of the Board of Trustees

         The Committees of the Board of Trustees are comprised of the Independent  Trustees.  The  responsibilities  of the
Committees are described below.

         Audit  Committee.  The present  members of the Audit  Committee  are Ms. Levi  (Chairwoman),  Mr.  Eggerding,
Mr. Estenson,  and Ms.  Harpstead.  The Audit  Committee  assists the Board of Trustees in  fulfilling  its duties  relating to accounting and financial  reporting  practices and serves as a direct line of  communication  between the Board of Trustees and the Trust's  independent  accountants.  The Audit Committee is responsible for recommending the engagement or retention of the  Trust's  independent  accountants,  reviewing  with the  independent  accountants  the plan and the  results of the auditing engagement,  approving  professional services provided by the independent  accountants prior to the performance of such  services,  considering  the  range of audit  and  non-audit  fees,  reviewing  the  independence  of the  independent accountants,  reviewing  the scope and results of  procedures  of internal  auditing,  and reviewing the system of internal accounting  control.  The Audit  Committee of the Board of Trustees held five meetings during the fiscal year ended October
31, 2003.

         Contracts  Committee.  The  present  members  of the  Contracts  Committee  are  Mr.  Eggerding,  (Chairman),  Mr.
Estenson,  Ms.  Harpstead,  and Ms.  Levi.  The function of the  Contracts  Committee is to assist the Board of Trustees in fulfilling  its duties  with  respect to the  review  and  approval  of  contracts  between  the Trust and other  entities, including  entering  into  new  contracts  and the  renewal  of  existing  contracts.  The  Contracts  Committee  considers investment  advisory,  distribution,  transfer  agency,  administrative  service and  custodial  contracts,  and such other contracts as the Board of Trustees deems  necessary or  appropriate  for the  continuation  of operations of each Fund. The
Contracts Committee held three meetings during the fiscal year ended October 31, 2003.

         Governance  Committee.  The  present  members  of the  Governance  Committee  are  Mr.  Estenson  (Chairman),  Ms.
Harpstead,  Ms. Levi, and Mr.  Eggerding.  The Governance  Committee assists the Board of Trustees in fulfilling its duties with respect to the  governance  of the Trust,  including  recommendations  regarding  evaluation of the Board of Trustees, compensation  of the Trustees and  composition  of the  committees and the Board's  membership.  The  Governance  Committee makes  recommendations  regarding nominations for Trustees and will consider nominees suggested by shareholders sent to the attention  of the  President  of the Trust.  The  Governance  Committee  held four  meetings  during the fiscal  year ended
October 31, 2003.

Beneficial Interest in the Funds by Trustees

         The  following  tables  provide  information  as of December 31, 2002  regarding  the dollar  range of  beneficial ownership  by each  Trustee in each series of the Trust.  In  addition,  the amount  shown in the last column  reflects the aggregate  amount of each Trustee's  beneficial  ownership in all  registered  investment  companies  within the investment company complex which are overseen by the Trustee.

                                                    INTERESTED TRUSTEES
------------------------------- -------------------------------------------------------------- ------------------------------------
                                                                                                    Aggregate Dollar Range of
                                                                                                   Beneficial Ownership in All
                                                                                                 Registered Investment Companies
                                            Dollar Range of Beneficial Ownership                 Overseen by the Trustee in the
       Name of Trustee                           in Each Series of the Trust                       Investment Company Complex
------------------------------- -------------------------------------------------------------- ------------------------------------
------------------------------- -------------------------------------------------------------- ------------------------------------
John O. Gilbert                 LB Opportunity Growth Fund                            None     Over $100,000
                                LB Mid Cap Growth Fund                                None
                                LB World Growth Fund                                  None
                                LB Growth Fund                                        None
                                LB Fund                                               None
                                LB Value Fund                                         None
                                LB High Yield Fund                                    None
                                LB Income Fund                                        None
                                LB Municipal Bond Fund                                None
                                LB Limited Maturity Bond Fund                         None
                                LB Money Market Fund                                  None
------------------------------- -------------------------------------------------------------- ------------------------------------
Bruce J. Nicholson              LB Opportunity Growth Fund                 $10,001-$50,000     Over $100,000
                                LB Mid Cap Growth Fund                     $10,001-$50,000
                                LB World Growth Fund                       $10,001-$50,000
                                LB Growth Fund                                        None
                                LB Fund                                      Over $100,000
                                LB Value Fund                                         None
                                LB High Yield Fund                              $1-$10,000
                                LB Income Fund                            $50,001-$100,000
                                LB Municipal Bond Fund                     $10,001-$50,000
                                LB Limited Maturity Bond Fund                         None
                                LB Money Market Fund                       $10,001-$50,000

------------------------------- -------------------------------------------------------------- ------------------------------------

                                                   INDEPENDENT TRUSTEES
------------------------------- -------------------------------------------------------------- ------------------------------------
                                                                                                    Aggregate Dollar Range of
                                                                                                   Beneficial Ownership in All
                                                                                                 Registered Investment Companies
                                            Dollar Range of Beneficial Ownership                 Overseen by the Trustee in the
       Name of Trustee                           in Each Series of the Trust                       Investment Company Complex
------------------------------- -------------------------------------------------------------- ------------------------------------
------------------------------- -------------------------------------------------------------- ------------------------------------
Herbert F. Eggerding, Jr.       LB Opportunity Growth Fund                      $1-$10,000     Over $100,000
                                LB Mid Cap Growth Fund                     $10,001-$50,000
                                LB World Growth Fund                            $1-$10,000
                                LB Growth Fund                             $10,001-$50,000
                                LB Fund                                   $50,001-$100,000
                                LB Value Fund                                   $1-$10,000
                                LB High Yield Fund                         $10,001-$50,000
                                LB Income Fund                             $10,001-$50,000
                                LB Municipal Bond Fund                          $1-$10,000
                                LB Limited Maturity Bond Fund              $10,001-$50,000
                                LB Money Market Fund                       $10,001-$50,000
------------------------------- -------------------------------------------------------------- ------------------------------------
Noel K. Estenson                LB Opportunity Growth Fund                $50,001-$100,000     Over $100,000
                                LB Mid Cap Growth Fund                       Over $100,000
                                LB World Growth Fund                                  None
                                LB Growth Fund                            $50,001-$100,000
                                LB Fund                                               None
                                LB Value Fund                                         None
                                LB High Yield Fund                           Over $100,000
                                LB Income Fund                            $50,001-$100,000
                                LB Municipal Bond Fund                                None
                                LB Limited Maturity Bond Fund                         None
                                LB Money Market Fund                      $50,001-$100,000
------------------------------- -------------------------------------------------------------- ------------------------------------
Jodi L. Harpstead               LB Opportunity Growth Fund                      $1-$10,000     $50,001-$100,000
                                LB Mid Cap Growth Fund                          $1-$10,000
                                LB World Growth Fund                            $1-$10,000
                                LB Growth Fund                                  $1-$10,000
                                LB Fund                                    $10,001-$50,000
                                LB Value Fund                                   $1-$10,000
                                LB High Yield Fund                              $1-$10,000
                                LB Income Fund                                  $1-$10,000
                                LB Municipal Bond Fund                          $1-$10,000
                                LB Limited Maturity Bond Fund                   $1-$10,000
                                LB Money Market Fund                       $10,001-$50,000
------------------------------- -------------------------------------------------------------- ------------------------------------
Connie M. Levi                  LB Opportunity Growth Fund                      $1-$10,000     $50,001-$100,000
                                LB Mid Cap Growth Fund                                None
                                LB World Growth Fund                                  None
                                LB Growth Fund                                        None
                                LB Fund                                         $1-$10,000
                                LB Value Fund                                         None
                                LB High Yield Fund                              $1-$10,000
                                LB Income Fund                                  $1-$10,000
                                LB Municipal Bond Fund                          $1-$10,000
                                LB Limited Maturity Bond Fund                         None
                                LB Money Market Fund                                  None
------------------------------- -------------------------------------------------------------- ------------------------------------

Compensation of Trustees and Officers

         The Trust  makes no payments to any of its  officers  for  services  performed  for the Trust.  The Trust pays the
Trustees who are not interested  persons an annual  compensation of $65,000 to attend meetings of the Board of Trustees.  A designated  committee  chairperson or "lead"  Trustee is compensated an additional  $2,500 per year for each such position.
Trustees  who are not  interested  persons  of the Trust are  reimbursed  by the Trust for any  expenses  they may incur by reason of attending  Board meetings or in connection  with other services they may perform in connection  with their duties as Trustees of the Trust.  The Trustees  receive no pension or retirement  benefits in connection with their service to the
Trust.

         For the fiscal  year ended  October  31,  2003,  the  Trustees  of the Trust  received  the  following  amounts of compensation either directly or in the form of payments made into a deferred compensation plan:

------------------------------------------- -------------------------------- -------------------------------
            Name and Position                  Aggregate Compensation          Total Compensation Paid by
                of Person                           From Trust                   Fund and Fund Complex /1/
------------------------------------------- -------------------------------- -------------------------------
John O. Gilbert 2                                  $0                               $0
Chairman and Trustee

------------------------------------------- -------------------------------- -------------------------------
Bruce J. Nicholson 2                               $0                               $0
Trustee

------------------------------------------- -------------------------------- -------------------------------
Herbert F. Eggerding, Jr.                          $27,047                          $63,875
Trustee

------------------------------------------- -------------------------------- -------------------------------
Noel K. Estenson                                   $25,720 /3/                      $60,750
Trustee

------------------------------------------- -------------------------------- -------------------------------
Jodi L. Harpstead                                  $24,895                          $58,875
Trustee

------------------------------------------- -------------------------------- -------------------------------
Connie M. Levi                                     $25,720                          $60,750
Trustee

------------------------------------------- -------------------------------- -------------------------------

/1/  The "Fund Complex" includes the 11 series of The Lutheran Brotherhood Family of Funds and the 14 portfolios of LB
     Series Fund, Inc.
/2/  "Interested person" of the Trust as defined in the Investment Company Act of 1940.
/3/  Mr. Estenson elected to receive a portion of his compensation as deferred compensation.  The total amount of deferred compensation payable to Mr. Estenson as of October 31, 2003, was $0.

Code of Ethics

         The Trust,  Thrivent  Investment  Mgt. and T. Rowe Price  International  Inc.  ("Price  International")  have each adopted a code of ethics  pursuant  to the  requirements  of the 1940 Act.  Under the Codes of Ethics,  personnel  are only permitted to engage in personal  securities  transactions in accordance with certain  conditions  relating to such person's position,  the identity of the security,  the timing of the transaction,  and similar  factors.  Transactions in securities that may be held by the Funds are  permitted,  subject to  compliance  with  applicable  provisions  of the Code.  Personal securities  transactions  must be reported  quarterly and broker  confirmations of such  transactions  must be provided for review.

Proxy Voting Policies

         The Trust has adopted the proxy voting  policies of Thrivent  Financial  for  Lutherans  and  Thrivent  Investment
Management, Inc.  Those policies, and the proxy voting policies of its subadvisers, are included in Appendix A.

                                    CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

         As of November 30, 2003,  no one was  considered a control  person of the Funds.  A control  person is one who has beneficial  interest  in more than 25% of the voting  securities  of a Fund or one who  asserts or is  adjudicated  to have control of a Fund.

Principal Holders

         As of December November 30, 2003, the following were principal holders of a Fund's  securities.  Principal holders are those who own (either of record or beneficially) 5% or more of a Class of a Fund's outstanding securities:

Owner                                                     %Ownership      Fund
Bethesda Lutheran Homes and Services Inc.                    14.36%       LB Growth Fund - Class Y
700 Hoffman Dr.                                               7.15%       Mid Cap growth Fund - Class Y
Watertown, WI  5094-6294

Better Vision Optical Co.                                     8.68%       LB Municipal Bond Fund - Class Y
125 S. 4th St.
Dekalb, IL  60115-3766

Calahan Family Partnership                                   30.75%       LB Municipal Bond Fund - Class Y
c/o Julie Bauer
6314 Hillview Way
Missoula, MT  59803-3373

Christ Church Lutheran Endowment Fund                        10.86%       LB Opportunity Growth Fund - Class Y
1090 Quintara St.
San Francisco, CA  94116-1268

FFB Financial Partnership                                    11.66%       LB Municipal Bond Fund - Class Y
Fred Bashore, General Partner
12435 E. Doubletree Road
Scottsdale, AZ  85259

Hawkeye Telephone Company                                     8.16%       LB Municipal Bond Fund - Class Y
20887 U Ave.
Hawkeye, IA  52147-8211

J G L Farms Inc.                                              6.49%       LB Municipal Bond Fund - Class Y
c/o Thomas Johnson
501 Sunset Blvd.
Conrad, MT  59425-1714

Luther Seminary                                               6.11%       LB Mid Cap Growth Fund - Class Y
c/o Krista Gallagher
2481 Como Ave.
St. Paul, MN  55108-1496

Lutheran Community Foundation                                55.68%       LB Fund - Class Y
625 Fourth Avenue South                                      33.39%       LB Income Fund - Class Y
Minneapolis, MN  55415-1624                                  47.07%       LB Mid Cap Growth Fund - Class Y
                                                             93.54%       LB World Growth Fund - Class Y

Maril & Co FBO 6X                                             5.98%       LB Municipal Bond Fund - Class Y
c/o Marshall & Ilsley Trust Co.
1000 N. Water St.
P.O. Box 2977
Milwaukee, WI  53201-2977

Metro Chicago Synod of ELCA                                   8.12%       LB Growth Fund - Class Y
1420 W. Dickens Ave.
Chicago, IL  60614-3004

Minnesota Rural Water Assoc.                                 22.97%       LB Opportunity Growth Fund - Class Y
1311 Highway 79 E
Elbow Lake, MN  56531-4644

Miter & Co FBO 6X                                            16.82%       LB Opportunity Growth Fund - Class Y
c/o Marshall & Ilsley Trust Co.                              14.79%       LB High Yield Fund - Class Y
P. O. Box 2977                                                5.82%       LB Limited Maturity Bond Fund - Class Y
Milwaukee, WI  53201-2977

Paul and Ralph Efthimiou                                      8.48%       LB Municipal Bond Fund - Class Y
DBA P & R Oil Co
16 W. Tioga St.
Spencer, NY  14883-9583

Pershing LLC                                                  6.95%       LB Opportunity Growth Fund - Class Y
P.O. Box 2052
Jersey City, NJ  07303-2052

SEI Private Trust Co.                                         5.79%       LB Mid Cap Growth Fund - Class Y
c/o Luthercare
370 One Freedom Valley Dr.
Oaks, PA  19456

Sowles Properties                                            21.15%       LB Opportunity Growth Fund - Class Y
Limited Partnership
3045 Sibley Memorial Hwy #120
St. Paul, MN  55121-1602

St. Matthew's Lutheran Church                                15.20%       LB Opportunity Growth Fund - Class Y
Endowment Fund
3281 16th St.
San Francisco, CA  94103-3323

State Street Bank & Trust                                     5.07%       LB Money Market Fund - Class B
Custodian for Roth IRA of Rachel S. Leonard
27655 112th St.
Zimmerman, MN  55398-9458

Stoner Homsteader Farms Inc.                                  8.51%       LB Municipal Bond Fund - Class Y
Rural Box 355
Outlook, MT  59252

Thrivent Financial for Lutherans                             84.51%       LB Limited Maturity Bond Fund - Class B
625 Fourth Avenue South                                      65.87%       LB Growth Fund - Class Y
Minneapolis, MN  55415-1665                                  89.56%       LB Value Fund - Class Y
                                                             70.90%       LB Limited Maturity Bond Fund - Class Y

Thrivent Financial Holdings, Inc.                            19.42%       LB Money Market Fund - Class Y
4321 N. Ballard Rd.
Appleton, WI  54919-0001

Thrivent Investment Management Inc.                          56.26%       LB Money Market Fund - Class Y
625 Fourth Avenue South
Minneapolis, MN  55415-1665

Management Ownership

         As of November 30, 2003, the officers and Trustees as a group owned less than 1% of a Fund's share Class.

                                               INVESTMENT ADVISORY SERVICES

Investment Adviser

         The Funds'  investment  adviser,  Thrivent  Investment  Mgt.,  was organized as a Delaware  corporation.  Thrivent
Investment Mgt. and its affiliates have been in the investment  advisory business since 1970.  Thrivent  Investment Mgt. is a wholly-owned  subsidiary of Thrivent Financial Holdings,  Inc., which, in turn, is a wholly-owned  subsidiary of Thrivent
Financial,  a fraternal  benefit  society.  The officers and directors of Thrivent  Investment Mgt. who are affiliated with the Trust are set forth below under "Investment Advisory Services-Affiliated Persons".

Investment Subadviser

         Investment decisions for LB World Growth Fund are made by Price International,  which Thrivent Investment Mgt. has engaged as the  subadviser for that Fund.  Price  International  manages the Fund on a daily basis,  subject to the overall direction of Thrivent Investment Mgt. and the Fund's Board of Trustees.

         Price  International  is one of the  world's  largest  international  mutual  fund  asset  managers  with the U.S.
equivalent  of about $20.0 billion under  management as of September 30, 2003 in its offices in Baltimore,  London,  Tokyo,
Singapore,  Paris,  Hong Kong,  and  Buenos  Aires.  Price  International  is a  wholly-owned  subsidiary  of T. Rowe Price
Finance, Inc., which in turn is a wholly-owned subsidiary of T. Rowe Price Associates, Inc.

Affiliated Persons

         The following directors and officers of Thrivent  Investment Mgt., the Funds' investment  adviser,  are affiliated with the Trust:

Affiliated Person              Position with Thrivent Investment Mgt.
John O. Gilbert                Chairman
Bruce J. Nicholson             President
James H. Abitz                 Senior Vice President and Chief Investment Officer
Pamela J. Moret                Senior Vice President
Charles D. Gariboldi           Vice President
Frederick P. Johnson           Vice President
Thomas R. Mischka              Vice President
Brenda J. Pederson             Vice President
James E. Nelson                Vice President and Assistant Secretary
Brett L. Agnew                 Assistant Secretary
John C. Bjork                  Assistant Secretary
Marlene J. Nogle               Assistant Secretary

The Advisory and Subadvisory Agreements

         Thrivent  Investment Mgt., subject to the overall direction of the Board of Trustees,  makes investment  decisions for each of the Funds,  except LB World Growth Fund.  Thrivent  Investment Mgt. provides overall investment  supervision of
LB World Growth Fund's investments,  with investment  decisions for LB World Growth Fund being made by Price International.
Except for LB World Growth Fund, Thrivent Investment Mgt. provides investment research and supervision of each Fund's investments  and conducts a continuous  program of investment  evaluation and appropriate  disposition and  reinvestment of each Fund's  assets.  Thrivent  Investment  Mgt.  assumes the expense of  providing  the  personnel to perform its advisory functions.

         The Master Advisory  Contract  ("Advisory  Contract") for the Funds provides that it shall continue in effect with respect to each Fund from year to year as long as it is  approved  at least  annually  both (i) by a vote of a majority  of the outstanding  voting  securities of such Fund (as defined in the 1940 Act) or by the Trustees of the Trust,  and (ii) in
either event by a vote of a majority of the Trustees who are not parties to the Advisory  Contract or "interested  persons"
of any party  thereto,  cast in person at a  meeting  called  for the  purpose  of voting on such  approval.  The  Advisory
Contract may be terminated  on 60 days' written  notice by either party and will  terminate  automatically  in the event of its  assignment,  as defined under the 1940 Act and regulations  thereunder.  Such  regulations  provide that a transaction that does not result in a change of actual control or management of an adviser is not deemed an assignment.

         The Subadvisory Contract between the Trust and Price International  provides that it shall continue in effect with respect to LB World  Growth  Fund from year to year as long as it is  approved  at least  annually  both (i) by a vote of a majority of the  outstanding  voting  securities of such Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and (ii) in either  event by a vote of a majority  of the  Trustees  who are not  parties to the  Subadvisory  Contract  or
"interested  persons" of any party thereto,  cast in person at a meeting called for the purpose of voting on such approval.
The Subadvisory  Contract may be terminated on 60 days' written notice by either party and will terminate  automatically in the event of its assignment,  as defined under the 1940 Act and regulations  thereunder.  Such  regulations  provide that a transaction that does not result in a change of actual control or management of an adviser is not deemed an assignment.

Board Approval of Investment Advisory Agreement and the Investment Subadvisory Agreement

         On November 12, 2003, the Board of Trustees,  including the Trustees who are not "interested  persons" of Thrivent
Investment Mgt.,  Thrivent  Financial,  or the Trust  ("Independent  Trustees"),  unanimously  voted to approve the current investment  advisory  agreement  between  Thrivent  Investment  Mgt.  and the  Trust,  as well  as the  current  investment subadvisory  agreement  with  respect  to LB World  Growth  Fund.  In  connection  with its  consideration  of the  current investment  advisory  agreement,  the Board of Trustees  evaluated the  performance of each Fund in comparison to its index and peer group of comparable  mutual funds.  The Board of Trustees  also reviewed  information  regarding the advisory fees and the total operating  expenses of each Fund,  including the proposed expense  reimbursement and comparative  information with  respect  to its peer  group of  comparable  mutual  funds.  The  Trustees  also  reviewed  profitability  information regarding  Thrivent  Investment Mgt. In connection with its consideration of the current investment  subadvisory  agreement with Price  International,  the Trustees  reviewed the  performance of the LB World Growth Fund and a due diligence  report with respect to Price  International.  After  reviewing  all of these  factors the Board  unanimously  approved the current investment advisory agreement and the current investment subadvisory agreement with Price International.

Advisory Fees

         Thrivent  Investment  Mgt.  receives an annual  investment  advisory fee from each Fund. The fee is a daily charge equal to a percentage  of the aggregate  average  daily net assets of the Funds.  The advisory  contract  between  Thrivent
Investment Mgt. and the Trust provides for the following advisory fees:

LB Opportunity Growth Fund                      $0 - $100 million                            .50%
                                                $101 - $250 million                          .40%
                                                $251 - $500 million                          .35%
                                                $501 million - $1 billion                    .30%
                                                More than $1 billion                         .25%

LB Mid Cap Growth Fund                          $0 - $100 million                            .45%
                                                $101 - $250 million                          .40%
                                                $251 - $500 million                          .35%
                                                $501 million - $1 billion                    .30%
                                                More than $1 billion                         .25%

LB World Growth Fund                            $0 - $20 million                            1.00%
                                                $21 - $50 million                            .85%
                                                More than $50 million                        .75%

LB Growth Fund /1/                              $0 - $500 million                           .425%
                                                $501 million - $1 billion                   .375%
                                                More than $1 billion                        .325%

LB Fund                                         $0 - $500 million                            .40%
                                                $501 million - $1 billion                    .35%
                                                More than $1 billion                         .30%

LB Value Fund /2/                               $0 - $500 million                            .40%
                                                $501 million - $1 billion                    .35%
                                                More than $1 billion                         .30%

LB High Yield Fund                              $0 - $500 million                            .40%
                                                $501 million - $1 billion                    .35%
                                                More than $1 billion                         .30%

LB Income Fund                                  $0 - $500 million                            .35%
                                                $501 million - $1 billion                   .325%
                                                More than $1 billion                         .30%

LB Municipal Bond Fund                          $0 - $500 million                           .325%
                                                $501 million - $1 billion                  .3125%
                                                More than $1 billion                         .30%

LB Limited Maturity Bond Fund /3/               $0 - $500 million                            .30%
                                                $501 million - $1 billion                   .275%
                                                More than $1 billion                         .25%

LB Money Market Fund /4/                        $0 - $500 million                            .25%
                                                $501 million - $1 billion                   .225%
                                                $1,000,000,001 - $1.5 billion                .20%
                                                $1,500,000,001 - $2 billion                 .175%
                                                More than $2 billion                         .15%

/1/    As of January 1, 2003, the investment  adviser has voluntarily agreed to temporarily waive a portion of its advisory fee and to bear certain  expenses  associated  with  operating LB Growth Fund equal in the aggregate to 1.25% of the average daily net assets of LB Growth Fund. This temporary  waiver and expense offset  provision may be discontinued
       at any time.

/2/    As of January 1, 2003, the investment  adviser has voluntarily agreed to temporarily waive a portion of its advisory fee and to bear certain  expenses  associated  with  operating LB Value Fund equal in the  aggregate to 0.80% of the average daily net assets of LB Value Fund.  This temporary  waiver and expense offset  provision may be discontinued
       at any time.

/3/    As of January 1, 2003, the investment adviser  voluntarily agreed to temporarily waive a portion of its advisory fee and to bear certain expenses  associated with operating Class A shares of LB Limited Maturity Bond Fund equal in the aggregate to 0.20% of the average  daily net assets of LB Limited  Maturity  Bond Fund.  This  temporary  waiver and expense offset provision may be discontinued at any time.

/4/    As of January 1, 2003, the investment  adviser has voluntarily agreed to temporarily waive a portion of the advisory fees for the LB Money  Market Fund equal in the  aggregate to 0.10% for Class A shares and 0.10% for Class B shares.
       This temporary waiver may be discontinued at any time.

         The total dollar  amounts paid to Thrivent  Investment  Mgt.  (before  giving  effect to any fee waivers and expense provisions) under the investment advisory contract in effect for the last three fiscal years are as follows:

                                            10/31/03           10/31/02            10/31/01
LB Opportunity Growth Fund                  $598,513           $752,855          $  950,624
LB Mid Cap Growth Fund                       585,673            658,114             721,439
LB World Growth Fund                         648,458            778,181             956,747
LB Growth Fund                                148,697           159,431             158,494
LB Fund                                     3,100,538         3,821,927           4,670,454
LB Value Fund                                 142,285           143,262             105,746
LB High Yield Fund                          2,287,898         2,453,032           2,761,759
LB Income Fund                              2,371,254         2,429,597           2,367,388
LB Municipal Bond Fund                      2,188,961         2,074,969           1,929,286
LB Limited Maturity Bond Fund                 312,216           219,269             123,457
LB Money Market Fund                        1,474,356         1,737,271           1,755,459

         Thrivent Investment Mgt. waived fees with respect to the Funds for the last three fiscal years as follows:

                                            10/31/03           10/31/02           10/31/01
LB Opportunity Growth Fund                  $    745                 --                 --

LB Mid Cap Growth Fund                        86,176           $532,100           $483,464

LB World Growth Fund                         105,968            219,636            222,966

LB Growth Fund                               405,908            243,836            238,416

LB Fund                                       31,977                 --            125,160

LB Value Fund                                279,358            232,800            164,059

LB High Yield Fund                            11,445                 --             61,543

LB Income Fund                                94,400            354,553            344,983

LB Municipal Bond Fund                         3,281                 --             48,229

LB Limited Maturity Bond Fund                208,221            219,269            112,159

LB Money Market Fund                         547,755            271,432            262,659

         Thrivent  Investment Mgt. pays Price  International  an annual  subadvisory fee for the performance of subadvisory services for LB World Growth Fund.  The fee payable is equal to a percentage of that Fund's  average daily net assets.  The percentage  decreases as the Fund's assets  increase.  For purposes of determining the percentage  level of the subadvisory fee for the Fund,  the assets of the Fund are  combined  with the assets of the World  Growth  Portfolio of LB Series Fund,
Inc.,  another fund with  investment  objectives  and policies that are similar to LB World Growth Fund and for which Price
International also provides  subadvisory  services.  The subadvisory fee Thrivent  Investment Mgt. pays Price International is equal to the World  Growth  Fund's pro rata share of the combined  assets of the Fund and the World Growth  Portfolio of
LB Series  Fund,  Inc.  and is equal to .75% of  combined  average  daily net assets up to $20  million,  .60% of  combined average  daily net assets over $20 million but not over $50  million,  and .50% of combined  average  daily net assets over
$50 million.  When the  combined  assets of LB World  Growth Fund and the World  Growth  Portfolio of LB Series Fund,  Inc.
exceed $200 million,  the  subadvisory fee for LB World Growth Fund is equal to .50% of all of the Fund's average daily net assets.  When the  combined  assets of LB World  Growth Fund and the World  Growth  Portfolio of LB Series Fund exceed $500 million,  the  subadvisory  fee for LB World Growth Fund is equal to .45% of all the Fund's  average  daily net assets.  At
October 31, 2003, the combined assets of LB World Growth Fund and World Growth Portfolio totaled $463.6 million.

         The total dollar amount paid by Thrivent Investment Mgt. to Price  International under the investment  subadvisory contract for LB World Growth Fund for the fiscal year ended October 31, 2003 was $385,832.

                                                      OTHER SERVICES

Custodian

         State Street Bank and Trust Company, 225 Franklin Street,  Boston,  Massachusetts 02110, is the Trust's custodian.
As custodian,  State Street Bank and Trust Company is responsible  for, among other things,  safeguarding  and  controlling the Funds' cash and  securities,  handling the receipt and delivery of securities and collecting  interest and dividends on the Funds' investments.

Transfer Agent

         Thrivent  Financial Investor Services Inc.  ("Thrivent  Financial  Investor  Services"),  625 Fourth Avenue South,
Minneapolis,  Minnesota  55415,  provides  transfer agency services  necessary to the Funds.  Thrivent  Financial  Investor
Services has  contracted  with DST, 210 West 10th  Street,  8th Floor,  Kansas City,  Missouri  64105,  to provide  certain transfer agency services.

Administrative Services

         Thrivent  Financial  Investor Services  provides  administrative  personnel and services  necessary to operate the
Funds on a daily basis for a fee equal to 0.02 percent of the Funds'  average  daily net assets.  The total dollar  amounts paid to Thrivent Financial Investors Services for administrative services for the last three fiscal years are as follows:

                                             10/31/03            10/31/02         10/31/01
LB Opportunity Growth Fund                   $ 25,981            $ 39,235         $ 42,531
LB Mid Cap Growth Fund                         27,896              36,663           33,572
LB World Growth Fund                           15,825              22,437           23,380
LB Growth Fund                                  7,288               9,051            7,459
LB Fund                                       169,926             246,280          261,364
LB Value Fund                                   7,406               8,684            5,287
LB High Yield Fund                            121,100             151,789          143,529
LB Income Fund                                144,102             171,340          137,993
LB Municipal Bond Fund                        141,723             155,771          119,474
LB Limited Maturity Bond Fund                  21,613              17,785            8,230
LB Money Market Fund                          125,414             172,891          144,930

Accounting Services Agreement

         Pursuant to an Accounting Services Agreement between the Trust and Thrivent Financial, effective November 1,
2002, Thrivent Financial provides certain accounting and pricing services to the Funds.  These administrative services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly; recording purchases and sales based on subadviser communications; and preparing monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for, the Funds.

         The principal reason for having Thrivent Financial provide these services is cost.  Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services.
The payments for the most recent fiscal year are shown below.

Fund                                                  10/31/03
LB Opportunity Growth Fund                            $45,000
LB Mid Cap Growth Fund                                 45,000
LB World Growth Fund                                   45,000
LB Growth Fund                                         27,500
LB Fund                                                70,000
LB Value Fund                                          27,500
LB High Yield Fund                                     50,000
LB Income Fund                                         50,000
LB Municipal Bond Fund                                 50,000
LB Limited Maturity Bond Fund                          32,500
LB Money Market Fund                                   50,000

         The agreement  continues in effect from year to year, as long as it is approved at least  annually by the Board of
Trustees.  The  agreement may be  terminated  without  penalty by either party on 60-days  notice.  The agreement  provides that neither  Thrivent  Financial,  nor its  personnel,  shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the  execution  and the discharge of its  obligations  under the  agreement, except for willful  misfeasance,  bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

Independent Accountants

         PricewaterhouseCoopers  LLP, Suite 1500, 100 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202,  serves as the
Trust's  independent  accountants,  providing  professional  services  including  audits  of the  Funds'  annual  financial statements,  assistance and consultation in connection with Securities and Exchange Commission  filings,  and review of the annual income tax returns filed on behalf of the Funds.

                                           DISTRIBUTION AND SHAREHOLDER SERVICES

Plan of Distribution and Distribution Contract

         The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") with respect to the Class B shares of each Fund except LB Limited Maturity Bond Fund and LB Money Market Fund. The 12b-1 Plan
permits, among other things, payment by each such Fund for the purpose of:

         (1)      making  payments to  underwriters,  securities  dealers and others engaged in the sale of Class B shares, including payments to Thrivent  Investment Mgt. to be used to compensate or reimburse  Thrivent  Investment Mgt. and others
(including  affiliates  of  Thrivent  Investment  Mgt.)  engaged in the  distribution  and  marketing  of Class B shares or furnishing assistance to investors on an ongoing basis;

         (2)      providing  reimbursement of direct  out-of-pocket  expenditures  incurred by Thrivent  Investment Mgt. in connection with the distribution and marketing of Class B shares;

         (3)      providing  reimbursements of payments of commissions to Thrivent Investment Mgt.'s field force and others involved in the  distribution  of the Class B shares at the time of purchase,  plus  interest at a rate not to exceed prime plus 1% on the amount of unreimbursed commissions; and

         (4)      providing payment of expenses relating to the formulation and implementation of marketing  strategies and promotional  activities  such as direct mail  promotions and television,  radio,  newspaper,  magazine and other mass media advertising;  the preparation,  printing and distribution of sales literature;  the preparation,  printing and distribution of prospectuses of the Trust and reports for recipients  other than existing  shareholders of the Trust; and obtaining such information,  analyses and reports with respect to marketing and promotional  activities and investor accounts as the Trust may, from time to time, deem advisable.

         The Trust and the  Funds  are  authorized  to engage  in the  activities  listed  above,  and in other  activities primarily  intended to result in the sale of Class B shares,  either directly or through other persons with which the Trust has entered into agreements pursuant to the 12b-1 Plan.

         The 12b-1  Plan  provides  that it may not be  amended  to  increase  materially  the costs  which a Fund may bear pursuant to the 12b-1 Plan without  approval by a 1940 Act Majority Vote of the Class B  shareholders.  The 12b-1 Plan also provides that other  material  amendments  of the 12b-1 Plan must be approved by the Trustees,  and by the Trustees who are neither  "interested  persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related  agreement  (the  "Qualified  Trustees"),  by vote cast in person at a meeting called for the purpose of considering such amendments.

         While the  12b-1  Plan is in  effect,  the  selection  and  nomination  of the  Trustees  of the Trust who are not
"interested  persons" of the Trust has been  committed to the discretion of the Trustees who are not  "interested  persons"
of the Trust.  The 12b-1 Plan was  initially  approved by the Board of  Trustees,  including  a majority  of the  Qualified
Trustees,  on September 9, 1997. It is subject to annual approval,  by the Board of Trustees and by the Qualified  Trustees
by vote cast in person at a meeting called for the purpose of voting on the 12b-1 Plan.  The 12b-1 Plan is terminable  with respect  to the Class B shares of any Fund at any time by a vote of a majority  of the  Qualified  Trustees  or by 1940 Act
Majority Vote of the Class B  shareholders  of such Fund. A quarterly  report of the amounts  expended under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

         The Funds' principal  underwriter and distributor,  Thrivent Investment Mgt., is a Delaware corporation  organized in 1986.  Thrivent  Investment  Mgt. is an indirect  wholly-owned  subsidiary  of Thrivent  Financial  for Lutherans and is located at 625 Fourth Avenue South,  Minneapolis,  Minnesota 55415. The officers and directors of Thrivent  Investment Mgt.
who are affiliated with the Trust are set forth under  "Investment  Advisory  Services-Affiliated  Persons".  Under a First
Amended and Restated  Distribution  Contract dated October 31, 1997, as supplemented by letter dated October 29, 1999, (the
"Distribution  Contract"),  Thrivent  Investment Mgt. is granted the right to sell Class A, Class B and Institutional Class shares of the Funds as agent for the Trust.  Thrivent  Investment Mgt. agrees to use its best efforts to secure  purchasers for the shares of the Funds.

         In  connection  with the services to be provided by Thrivent  Investment  Mgt.  under the  Distribution  Contract,
Thrivent  Investment  Mgt.  receives from each Fund (other than LB Limited  Maturity Bond Fund and LB Money Market Fund) an
amount  with  respect  to Class B shares  determined  at an  annual  rate of .75% of the  average  daily  net  asset  value represented by such shares. This amount is paid in arrears at the end of each calendar month.

         The Distribution  Contract was initially  approved by the Board of Trustees  including a majority of the Qualified
Trustees,  on September 9, 1997,  and will continue in effect from year to year so long as its  continuance  is approved at least annually by the Board of Trustees and the Qualified Trustees.

         For the fiscal year ended October 31, 2003 each Fund paid  Thrivent  Investment  Mgt. fees under the  Distribution
Plan and the distributor  used all of such payments for  compensation to sales personnel on behalf of the Class B shares of the Funds as follows:

         LB Opportunity Growth Fund                       $ 75,300

         LB Mid Cap Growth Fund                            245,517

         LB World Growth Fund                               76,690

         LB Growth Fund                                     67,051

         LB Fund                                           480,553

         LB Value Fund                                      59,829

         LB High Yield Fund                                270,332

         LB Income Fund                                    240,048

         LB Municipal Bond Fund                            180,468

Shareholder Servicing Plans

         The Trust has adopted shareholder  servicing plans (each a "Shareholder  Servicing Plan") for each Fund (including
LB Money Market Fund).  The Shareholder  Servicing Plans for the Class A and Class B shares provide that the relevant class may spend  annually,  directly or indirectly,  up to .25% of the average daily value of the net assets  attributable to the relevant class for shareholder  servicing  activities.  The Shareholder  Servicing Plan for the Institutional  Class shares provides that the  Institutional  Class may spend annually,  directly or indirectly,  up to .15% of the average daily value of the net  assets  attributable  to the  relevant  class for  shareholder  servicing  activities.  Under the  Distribution
Contract,  Thrivent  Investment  Mgt. has agreed to undertake  certain  shareholder  servicing  activities on behalf of the
Funds in exchange for a fee. The fee equals .25% of the average  daily value of the net assets  represented  by Class A and
Class B shares and .15% of the average daily value of the net assets  represented by Institutional  Class shares.  However, as of January 1, 2003, Thrivent  Investment Mgt. will voluntarily waive the .15% shareholder  servicing fee for Institutional
Class shares.  This temporary waiver may be discontinued at any time.

         A quarterly report of the amounts expended under the Shareholder  Servicing Plans, and the purposes for which such expenditures were incurred,  must be made to the Trustees for their review. Each Shareholder  Servicing Plan may be amended by a majority of the  Qualified  Trustees or by a 1940 Act Majority  Vote by  shareholders  of the  respective  class.  The
Shareholder  Servicing  Plans have been  approved,  and are subject to annual  approval,  by the Board of Trustees  and the
Qualified Trustees.

Underwriting Commissions

         The total dollar amounts of (i) initial sales charges  reserved by Thrivent  Investment Mgt. with respect to Class
A shares for the last three fiscal years and (ii) contingent  deferred sales charge upon  redemptions of Class B shares for the fiscal year ended October 31, 2003 are as follows:

                                            10/31/03           10/31/02            10/31/01
                                             Initial            Initial             Initial
                                              Sales              Sales               Sales
                                             Charges            Charges             Charges
LB Opportunity Growth Fund                 $ 225,499          $ 230,209          $  420,666
LB Mid Cap Growth Fund                       336,563            362,089             921,970
LB World Growth Fund                         123,938            150,413             299,680
LB Growth Fund                               167,409            158,027             391,851
LB Fund                                      975,931          1,094,460           1,996,194
LB Value Fund                                190,590            231,749             273,871
LB High Yield Fund                         1,284,559          1,330,888           2,155,441
LB Income Fund                               862,836          1,049,380           1,200,395
LB Municipal Bond Fund                     1,339,299          1,297,562           1,089,562

                                            10/31/03           10/31/02            10/31/01
                                           Contingent         Contingent          Contingent
                                            Deferred           Deferred            Deferred
                                              Sales              Sales               Sales
                                             Charges            Charges             Charges
LB Opportunity Growth Fund                 $  18,500           $ 16,151           $  19,381
LB Mid Cap Growth Fund                        59,609             49,871              42,354
LB World Growth Fund                          20,499             16,478              18,404
LB Growth Fund                                21,065             17,787              9,198
LB Fund                                      115,760            125,780            111,793
LB Value Fund                                 17,670              8,677              5,126
LB High Yield Fund                            56,681             66,520             57,347
LB Income Fund                                64,594             53,431             32,036
LB Municipal Bond Fund                        42,685             38,083             25,049

                                         BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

         In connection  with the  management of the investment and  reinvestment  of the assets of the Funds,  the Advisory
Contract authorizes  Thrivent  Investment Mgt., acting by its own officers,  directors or employees or by a duly authorized subcontractor,  including  Price  International,  to select the  brokers or dealers  that will  execute  purchase  and sale transactions  for the Funds.  In executing  portfolio  transactions  and  selecting  brokers or dealers,  if any,  Thrivent
Investment Mgt. and Price  International  will use reasonable efforts to seek on behalf of the Funds the best overall terms available.

         In  assessing  the  best  overall  terms  available  for any  transaction,  Thrivent  Investment  Mgt.  and  Price
International will consider all factors it deems relevant, including:

         (1)    the breadth of the market in and the price of the security,
         (2)    the financial condition and execution capability of the broker or dealer, and
         (3)    the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

         In  evaluating  the best overall  terms  available,  and in selecting  the broker or dealer,  if any, to execute a particular  transaction,  Thrivent  Investment  Mgt. and Price  International  may also consider the brokerage and research services  (as those  terms are  defined in Section  28(e) of the  Securities  Exchange  Act of 1934)  provided to any other accounts over which Thrivent  Investment Mgt. or Price  International or an affiliate of Thrivent  Investment Mgt. or Price
International  exercises  investment  discretion.  Thrivent  Investment Mgt. and Price International may pay to a broker or dealer who provides such  brokerage and research  services a commission for executing a portfolio  transaction  which is in excess of the amount of commission  another  broker or dealer would have charged for  effecting  that  transaction  if, but only if, Thrivent  Investment Mgt. or Price  International  determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

         To the  extent  that the  receipt  of the  above-described  services  may  supplant  services  for which  Thrivent
Investment  Mgt. or Price  International  might  otherwise have paid, it would,  of course,  tend to reduce the expenses of
Thrivent Investment Mgt. or Price International.

         The investment  decisions for a Fund are and will continue to be made independently from those of other investment companies  and  accounts  managed by  Thrivent  Investment  Mgt.,  Price  International,  or their  affiliates.  Such other investment  companies and accounts may also invest in the same  securities as a Fund.  When purchases and sales of the same security are made at substantially  the same time on behalf of such other investment  companies and accounts,  transactions may be  averaged  as to the  price  and  available  investments  allocated  as to the  amount  in a manner  which  Thrivent
Investment Mgt. and its affiliates  believe to be equitable to each investment  company or account,  including the Fund. In some  instances,  this  investment  procedure  may affect the price paid or received by a Fund or the size of the  position obtainable or sold by a Fund.

Brokerage Commissions

         During the last three fiscal years, the Funds paid the following brokerage fees:

                                             10/31/03            10/31/02          10/31/01
LB Opportunity Growth Fund                  $782,849            $670,193         $  422,331
LB Mid Cap Growth Fund                       410,636             259,497            367,965
LB World Growth Fund                          98,710              87,847            131,769
LB Growth Fund                               123,432              86,995             24,137
LB Fund                                      529,933             545,600            786,808
LB Value Fund                                 64,641              68,005             17,734
LB High Yield Fund                            11,767               7,836             17,638
LB Income                                          0              14,830             93,249
LB Municipal Bond Fund                             0                   0                  0
LB Limited Maturity Bond Fund                      0               2,330              1,380
LB Money Market Fund                               0                   0                  0

         The table below indicates the total amount of brokerage  commissions paid by each Fund to firms that provided research services and the  aggregate  amount of  transactions  relating to such  commissions  for the fiscal year ended  October 31,
2003:

                                            Commissions                   Aggregate Transactions
LB Opportunity Growth Fund                   $751,188                          $290,746,013
LB Mid Cap Growth Fund                        396,127                           190,513,715
LB World Growth Fund                           60,752                             8,103,506
LB Growth Fund                                120,452                            73,287,870
LB Fund                                       518,933                           291,808,471
LB Value Fund                                  63,967                            42,992,619
LB High Yield Fund                             10,709                             5,870,028
LB Income Fund                                      0                                     0
LB Municipal Bond Fund                              0                                     0
LB Limited Maturity Bond Fund                       0                                     0
LB Money Market Fund                                0                                     0

         The provision of research services was not necessarily a factor in the placement of brokerage  business with these firms.

Portfolio Turnover Rate

         The rate of portfolio  turnover in the Funds will not be a limiting  factor when Thrivent  Investment  Mgt. or the subadviser  deems changes in a Fund's  portfolio  appropriate in view of its investment  objectives.  As a result,  while a
Fund will not  purchase  or sell  securities  solely to  achieve  short term  trading  profits,  a Fund may sell  portfolio securities  without regard to the length of time held if consistent with the Fund's investment  objective.  A higher degree of equity portfolio  activity will increase  brokerage costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities  purchased or sold  (whichever is smaller) by the average value of securities  owned during the year.  Short-term  investments  such as commercial paper and short-term U.S.  Government  securities are not considered when computing the turnover rate.

         For the last three fiscal years,  the portfolio  turnover rates of LB  Opportunity  Growth Fund, LB Mid Cap Growth
Fund, LB World Growth Fund,  LB Growth Fund, LB Fund, LB Value Fund, LB High Yield Fund, LB Income Fund, LB Municipal  Bond
Fund and LB Limited Maturity Bond Fund were as follows:

                                             10/31/03            10/31/02          10/31/01
LB Opportunity Growth Fund                     126%                117%              126%
LB Mid Cap Growth Fund                          76%                 55%              137%
LB World Growth Fund                            27%                 22%               30%
LB Growth Fund                                 111%                 59%               14%
LB Fund                                         10%                 61%               21%
LB Value Fund                                   64%                109%               35%
LB High Yield Fund                              96%                 77%               65%
LB Income Fund                                 312%                170%              175%
LB Municipal Bond Fund                           6%                 13%                5%
LB Limited Maturity Bond Fund                  297%                 88%              290%

         The portfolio  turnover rate for LB Growth Fund was  relatively  higher in the fiscal year ending October 31, 2003 as a result of the adviser  engaging  in active  management  of the Fund;  the adviser  bought and sold  securities  for LB
Growth Fund when it  determined  that it was  appropriate  to secure  gains,  limit losses or  reposition  assets into more promising opportunities.

         The portfolio  turnover rate for LB Income Fund  and LB Limited Maturity Bond Fund were relatively higher in the fiscal year ending October 31, 2003 largely as a result of the Funds' active involvement in a mortgage dollar roll program.  Also, since the corporate bond market was more active during the fiscal year ending October 31, 2003 than the previous fiscal year, LB
Income Fund and LB Limited Maturity Bond Fund engaged in more trades of corporate bonds.

                                                     PURCHASING SHARES

         Initial  purchases of Fund shares must be made by check and  accompanied by an application.  Subsequent  purchases may be made by:

         o check;
         o Federal Reserve or bank wire;
         o Invest-by-Phone;
         o Automatic Investment Plan; and
         o automatic payroll deduction.

         Use of checks,  Federal Reserve or bank wire and  Invest-by-Phone is explained in the General  Information section of the Fund's prospectus under "Buying Shares of The Lutheran Brotherhood Family of Funds".

Automatic Investment Plan

         Under the  Automatic  Investment  Plan program,  funds may be withdrawn  monthly from the  shareholder's  checking account and invested in the Funds.  Thrivent Investment Mgt.  representatives  will provide shareholders with the necessary authorization forms.

Automatic Payroll Deduction

         Under the Automatic  Payroll  Deduction  program,  funds may be withdrawn  monthly from the payroll account of any eligible  shareholder of a Fund and invested in a Fund. To be eligible for this program,  the  shareholder's  employer must permit and be qualified to conduct automatic payroll  deductions.  Thrivent  Investment Mgt.  representatives  will provide shareholders with the necessary authorization forms.

                                                       SALES CHARGES

         Purchases of Fund shares (other than LB Limited  Maturity Bond Fund, LB Money Market Fund,  and the  Institutional
Class  shares)  carry either an initial sales  charges  (Class A) or  contingent  deferred  sales charge (Class B). This is explained  in the  section of the Funds'  prospectus  relating to such shares  entitled,  "Choosing  Your Class of Shares", which also lists ways to reduce or avoid sales charges on subsequent purchases.

         In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

         o directors and regular full-time and regular part-time employees of Thrivent Financial and its subsidiaries and affiliates;

         o members of Thrivent Financial's sales force and a spouse or minor child of a sales force member; and

         o any trust, pension, profit-sharing or other benefit plan for such persons.

Full-Time Employees

         Regular  full-time and regular  part-time  employees of Thrivent  Financial are persons who are defined as such by the Thrivent Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

         Sales to any of the  persons  or groups  mentioned  in this  section  are made only with the  purchaser's  written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

                                                 NET ASSET VALUE OF SHARES

LB Opportunity Growth Fund, LB Mid Cap Growth Fund, LB World Growth Fund, LB Growth Fund, LB Fund, LB Value Fund, LB High
Yield Fund, LB Income Fund, LB Municipal Bond Fund and LB Limited Maturity Bond Fund

         The net asset value per share is determined  at the close of each day the New York Stock  Exchange is open, or any other day as provided  by Rule 22c-1 under the  Investment  Company  Act of 1940.  Determination  of net asset value may be suspended  when the  Exchange is closed or if certain  emergencies  have been  determined  to exist by the  Securities  and
Exchange Commission, as allowed by the Investment Company Act of 1940.

         Net asset  value is  determined  by adding  the  market or  appraised  value of all  securities  and other  assets attributable to each class of shares;  subtracting  liabilities  attributable to such class; and dividing the result by the number of shares of such class outstanding.

         The market value of each Fund's  portfolio  securities is  determined  at the close of regular  trading of the New
York Stock Exchange (the  "Exchange") on each day the Exchange is open. The value of portfolio  securities is determined in the following manner:

         o Equity securities traded on the Exchange or any other national  securities  exchange are valued at the last sale  price.  If there has been no sale on that day or if the  security  is  unlisted,  it is valued at the current bid price considered best to represent value in the circumstances.

         o Equity  securities  not traded on a  national  securities  exchange  are  valued at the  current  bid price considered best to represent the value in the  circumstances,  except that securities for which  quotations are furnished  through the nationwide  automated  quotation system approved by the NASDAQ will be valued at their last sales prices so furnished on the date of valuation,  if such  quotations are available for sales occurring on that day.

         o Bonds and other income securities traded on a national  securities exchange will be valued at the last sale price on such national  securities exchange that day. Thrivent Investment Mgt. may value such securities on the basis of prices  provided by an independent  pricing service or within the range of the current bid and asked prices considered best to represent the value in the  circumstances,  if those prices are believed to better reflect the fair market value of such exchange listed securities.

         o Bonds and other  income  securities  not traded on a  national  securities  exchange  will be valued at the current bid price considered best to represent the value in the circumstances.  Such securities may also be valued on the basis of prices  provided by an independent  pricing  service if those prices are believed to reflect the fair market value of such securities.

         For all Funds other than the Money Market  Fund,  short-term  securities  with  maturities  of 60 days or less are valued at amortized cost; those with maturities greater than 60 days are valued at the mean between bid and asked price.

         Prices provided by independent  pricing  services may be determined  without relying  exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield, quality,  coupon rate, maturity,  type of issue, trading characteristics and other market data employed in determining valuation for such securities.

         All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

         Generally,  trading in foreign  securities,  as well as U.S. Government  securities,  money market instruments and repurchase  agreements,  is  substantially  completed  each day at various  times prior to the close of the  Exchange.  The values of such  securities  used in  computing  the net asset  value of shares of a Fund are  determined  as of such times.
Foreign  currency  exchange rates are also generally  determined prior to the close of the Exchange.  Occasionally,  events affecting the value of such  securities  and exchange  rates may occur between the times at which they are  determined  and the close of the  Exchange,  which will not be reflected in the  computation  of net asset  values.  If during such periods events occur which  materially  affect the value of such  securities,  the  securities  will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

         For  purposes  of  determining  the net asset  value of  shares of a Fund all  assets  and  liabilities  initially expressed in foreign  currencies will be converted into U.S.  dollars quoted by a major bank that is a regular  participant in the foreign  exchange  market.  Foreign  securities may also be priced on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

LB Money Market Fund

         Securities  held by LB Money  Market Fund are valued on the basis of  amortized  cost,  which  involves a constant amortization  of premium or accretion of discount to maturity  regardless of the impact of  fluctuating  interest  rates on the market value of the security.  While this method  provides  certainty in  valuation,  it may result in periods in which the value as determined  by amortized  cost is higher or lower than the price LB Money Market Fund would receive if it sold the security.

         LB Money  Market  Fund  anticipates  that under  ordinary  and usual  circumstances  it will be able to maintain a constant  net asset value of $1.00 per share and LB Money  Market Fund will use its best  efforts to do so.  However,  such maintenance  at $1.00 might not be possible if (1) there are changes in short-term  interest rates or other factors such as unfavorable  changes in the credit of issuers  affecting the values of the  securities  held by LB Money Market Fund and LB
Money  Market  Fund is  compelled  to sell such  securities  at a time when the  prices  which it is able to  realize  vary significantly  from the values  determined on the amortized cost basis or (2) LB Money Market Fund should have negative net income. It is expected that LB Money Market Fund will have positive net income at the time of each determination thereof.

         The utilization of the amortized cost method of valuation  requires  compliance with the requirements of Rule 2a-7 under the 1940 Act.  Such compliance requires, among other things, the following:

(1)    The  Trustees  must adopt  procedures  whereby the extent of  deviation,  if any, of the current net asset value per share  calculated  using available  market  quotations (or an appropriate  substitute  which reflects current market conditions)  from LB Money Market Fund's net asset value per share under the amortized cost valuation method will be determined at such intervals as the Trustees deem appropriate and reasonable in light of current market  conditions, and the Trustees must review  periodically  the amount of the deviation as well as the methods used to calculate the deviation;

(2)    In the event such deviation  from LB Money Market Fund's net asset value under the amortized  cost valuation  method exceeds 1/2 of 1%, the Trustees  must  promptly  consider  what action  should be  initiated  by them,  and when the
       Trustees  believe  the extent of any  deviation  from LB Money  Market  Fund's net asset  value per share  under the amortized  cost  valuation  method may result in  material  dilution or any other  unfair  results to  investors  or existing  shareholders,  they must take such action as they deem  appropriate  to  eliminate or reduce to the extent reasonably  practicable  such  dilution  or unfair  results  (shareholders  will be  notified  in the event any such corrective action is taken by the Trustees);

(3)    LB Money Market Fund may not purchase any  instrument  with a remaining  maturity  greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity that exceeds 90 days;

(4)    LB Money Market Fund must limit its portfolio investments,  including repurchase agreements,  to those United States dollar-denominated  instruments  that the Trustees  determine  present  minimal credit risks and which are "eligible securities" as defined in Rule 2a-7; and

(5)    LB Money Market Fund must record,  maintain and preserve certain records and observe certain  reporting  obligations in accordance with Rule 2a-7.

         Securities in which LB Money Market Fund invests must be U.S.  dollar-denominated Eligible Securities (as defined in
Rule 2a-7 under the 1940 Act) that are  determined  to  present  minimal  credit  risks.  In  general,  the term  "Eligible
Security" is limited to any security that:

         (1)      (a)  either (i) has  received  a  short-term  rating  from a  nationally  recognized  statistical  rating organization  (NRSRO") or has been issued by an issuer that has received a short-term  rating from an NRSRO with respect to a class of debt  obligations  (or any debt  obligation  within that class) that is comparable in priority and security with the security or (ii) is subject to a guarantee that has received a short-term  rating from an NRSRO, or a guarantee  issued by a guarantor  that has received a short-term  rating from an NRSRO with  respect to a class of debt  obligations  (or any debt  obligation  within that class) that is comparable in priority and security  with the  guarantee,  (b) has a remaining maturity of 397 calendar  days or less and (c) has received a rating from the  requisite  number of NRSROs  (i.e..  two, if two organizations  have issued ratings and one if only one has issued a rating) in one of the two highest  short-term major rating categories; or

         (2)      is unrated but is of comparable  quality to a rated security as described in (1), above, and which at the time of  issuance  (a) had a  remaining  maturity of more than 397  calendar  days and now has a remaining  maturity of 397 calendar  days or less,  and (b) has not  received a  long-term  rating from an NRSRO in any NRSRO  major  rating  category outside of the NRSRO's  three  highest major rating  categories,  unless the security has received a long-term  rating from the  requisite  number of NRSROs  (i.e.,  two, if two  organizations  have issued  ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

         As indicated in the  Prospectus,  at least 95% of LB Money Market  Fund's total assets will consist of  government securities  and "first  tier"  eligible  securities  as defined  in Rule 2a-7 under the 1940 Act.  The  balance of LB Money
Market  Fund's  assets will be invested in "second tier"  eligible  securities  as defined in Rule 2a-7.  For this purpose,
"second  tier"  eligible  securities  generally are those which have been (i) rated by at least two  nationally  recognized statistical  rating  organizations in one of the two highest rating  categories for short-term  obligations (or so rated by one such  organization  if it alone  has  rated  the  security),  (ii)  issued  by an  issuer  with  comparable  short-term obligations that are rated in one of the two highest rating  categories,  or (iii) if unrated,  determined to be comparable to such  securities.  LB Money  Market Fund may not invest more than the greater of 1% of its total assets or $1 million in
"second tier" eligible securities of any single issuer.

Conversion to Federal Funds

         It is LB Money Market Fund's policy to be as fully invested as possible so that maximum  interest may be earned on money market  instruments in the Fund's portfolio.  To that end, all payments from investors must be in federal funds or be converted  into federal  funds when  deposited  to State Street Bank'  account at the Boston  Federal  Reserve  Bank.  This conversion  must be made before  shares are  purchased.  State Street Bank will act as the  investor's  agent in depositing checks and  converting  them to federal  funds.  State  Street will  convert the funds and enter the  investor's  order for shares within two days of receipt of the check.

                                                     REDEEMING SHARES

         Shares may be redeemed with requests made:

         o in writing;
         o through Redeem-by-Phone; or
         o through the systematic withdrawal plan.

         All methods of redemption are described in the Funds' prospectus under "Redeeming Shares".

                                                        TAX STATUS

The Funds' Tax Status

         The Funds expect to pay no federal  income tax because  they intend to meet  requirements  of  Subchapter M of the
Internal  Revenue Code applicable to regulated  investment  companies and to receive the special tax treatment  afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         o derive at least 90% of its gross income from dividends,  interest,  gains from the sale of securities,  and certain other investments;

         o invest in securities within certain statutory limits; and

         o distribute at least 90% of its ordinary income to shareholders.

         It is each Fund's  policy to  distribute  substantially  all of its income on a timely  basis,  including  any net realized gains on investments each year.

         To avoid payment of a 4% excise tax, each Fund is also generally  required to distribute to  shareholders at least
98% of its ordinary  income earned during the calendar year and 98% of its net capital gains  realized  during the 12-month period ending October 31.

Shareholders' Tax Status

         Information on a shareholder's tax status is described in the Fund's prospectus under "Taxes."

Capital Gains

         While the Funds do not intend to engage in  short-term  trading,  they may dispose of  securities  held for only a short time if Thrivent  Investment Mgt. believes it to be advisable.  Such changes may result in the realization of capital gains.  Each Fund  distributes its realized gains in accordance with federal tax  regulations.  Distributions  from any net realized capital gains will usually be declared in December.

                                                    GENERAL INFORMATION

         The Lutheran Brotherhood Family of Funds, a business trust organized under the laws of the State of Delaware,  was established  pursuant  to a Master  Trust  Agreement  dated  July 15,  1993.  The Trust is  authorized  to issue  shares of beneficial  interest,  par value $.001 per share,  divisible into an indefinite  number of different series and classes and operates as a "series  company" as provided by Rule 18f-2 under the 1940 Act.  Currently,  11 series of the Trust exist and each series is authorized  to issue three classes of shares:  Class A, Class B and  Institutional  Class shares.  Effective
October  31,  1997,  all of the  outstanding  shares of the Funds  were  redesignated  as Class A shares  and,  immediately thereafter,  shares held by  Lutheran  institutions  and church  organizations  with  accounts  of at least  $100,000  were automatically  converted to  Institutional  Class shares.  The  attributes of the various  classes of shares are more fully described in their  respective  prospectus.  The interests of investors in the various series of the Trust will be separate and distinct.

         The assets  received  by the Trust from the issue and sale of shares of a Fund and all income,  earnings,  profits and proceeds  thereof,  subject only to the rights of  creditors,  are  specially  allocated to each class of such Fund and constitute  the underlying  assets of such Fund.  The  underlying  assets of such Fund are required to be segregated on the books of account,  and are charged  with the  expenses in respect of each class of the Fund and with a share of the general expenses of the Trust.  Under the Trust's Multiple Class Expense  Allocation Plan adopted under Rule 18f-3 of the 1940 Act, expenses are allocated as follows:

(1) advisory   fees,   custodial   fees  and  other   expenses   relating  to  the   management  of  the  Fund's  assets
    ("Management-Related  Expenses")  are  allocated  to each class on the basis of the net asset value of that class in relation to the net asset value of the Series;

(2) expenses of the Institutional Class shares of each Series (other than  Management-Related  Expenses) and shareholder servicing fees with respect to Institutional Class shares are specially allocated to the Institutional Class; and

(3) expenses of the Class A and Class B shares of each  series,  other than  Management-Related  Expenses and Rule 12b-1 and  shareholder  servicing fees with respect to Class A and Class B shares,  are allocated to each such class based on the net asset  value of such  class in  relation  to the  aggregate  net  asset  value of the Class A and Class B shares.

         Upon any liquidation of a Fund,  shareholders thereof are entitled to share pro rata in the net assets of each class available for distribution.

                                              CALCULATION OF PERFORMANCE DATA

         The total return and yield of the Class A, Class B and Institutional  Class shares will be calculated as set forth below.  Total  return and yield are  computed  separately  for each class of shares of the Funds and  reflect  the  current maximum  sales  charge for the Class A shares and the current  maximum  contingent  deferred  sales  charge for the Class B shares.  The performance data listed below covers periods prior to the adoption of the current class  designations.  Shares of the Funds had no class  designations  until  October 31, 1997,  when  designations  were  assigned  based upon the sales charges,  Rule 12b-1 fees and shareholder  servicing fees applicable to shares sold thereafter.  The Shareholder  Servicing
Plans became  effective on October 31, 1997,  for Class A and Class B shares,  and on October 31, 1999,  for  Institutional
Class shares.

         The  performance  data below  reflects  Rule 12b-1  fees,  shareholder  servicing  fees and sales  charges,  where applicable, as follows:

Class                          Rule 12b-1                   Shareholder                    Sales Charge
                                                          Servicing Fee
--------------------------- -------------------------- ----------------------------- --------------------------------
A                           None                       .25% of average daily net     Initial sales charge up to
                                                       assets                        5.5% for equity Funds and 4.5%
                                                                                     for fixed income Funds,
                                                                                     depending on amount of
                                                                                     investment /1/
--------------------------- -------------------------- ----------------------------- --------------------------------
--------------------------- -------------------------- ----------------------------- --------------------------------
B                           .75% of average daily      .25% of average daily net     1- and 5-year periods reflect
                            net assets /1, 2/          assets                        a 5% and 1% contingent
                                                                                     deferred sales charge,
                                                                                     respectively /1/
--------------------------- -------------------------- ----------------------------- --------------------------------
--------------------------- -------------------------- ----------------------------- --------------------------------
Institutional               None                       .15% of average daily net     None
                                                       assets /3/
--------------------------- -------------------------- ----------------------------- --------------------------------

/1/    LB Limited Maturity Bond Fund and LB Money Market Fund are not subject to Rule 12b-1 fees or sales charges.
/2/    Class B shares convert automatically to Class A shares after five years.
/3/    Thrivent  Investment  Mgt. has agreed,  through at least June 15, 2004, to waive the  shareholder  servicing fee for
       Institutional Class shares.

         Calculations of performance data for all Funds in this section reflect the  subsidization by Fund affiliates of fees and  expenses  relating to the Fund during the subject  period.  In the absence of such  subsidization  actual  performance would be lower.

Total Return

         Average annual total return is computed by  determining  the average  annual  compounded  rates of return over the designated  periods that, if applied to the initial amount invested would produce the ending  redeemable  value,  according to the following formula:

                                                     P(1+T)^(n) = ERV

Where:           P     =   a hypothetical initial payment of $1,000

                 T     =   average annual total return

                 N     =   number of years

                 ERV   =   ending  redeemable  value at the end of the designated  period assuming a hypothetical
                           $1,000 payment made at the beginning of the designated period

                 ^     =   raised to the power of

         The  calculation  is based on the further  assumptions  that the maximum  initial  sales charge  applicable to the investment  is deducted,  and that all  dividends and  distributions  by the Fund are  reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses are also taken into account as described later herein.

         Average annual total return after taxes on distributions is computed by determining the average annual  compounded rates of return  (after  taxes on  distributions)  over the  designated  periods  that,  if applied to the  initial  amount invested would produce the ending redeemable value, according to the following formula:

                                                     P(1+T)^(n) = ATVd

Where:           P      =  a hypothetical initial payment of $1,000

                 T      =  average annual total return (after taxes on distributions)

                 N      =  number of years

                 ATVd   =  ending  redeemable  value,  after taxes on fund  distributions  but not after taxes on redemption,  at the  end of the  designated  period  assuming  a  hypothetical  $1,000 payment made at the beginning of the designated period

                 ^      =  raised to the power of

         The  calculation  is based on the further  assumptions  that the maximum  initial  sales charge  applicable to the investment  is deducted,  and that all  dividends and  distributions  by the Fund are  reinvested at net asset value on the reinvestment  dates during the periods.  All accrued  expenses are also taken into account as described  later herein.  The tax  rates  used in the  calculation  are the  highest  individual  marginal  federal  income  tax  rates in  effect on the reinvestment date.

         Average annual total return is computed by  determining  the average  annual  compounded  rates of return over the designated  periods that, if applied to the initial amount invested would produce the ending  redeemable  value,  according to the following formula:

                                                    P(1+T)^(n) = ATVdr

Where:           P      =  a hypothetical initial payment of $1,000

                 T      =  average annual total return (after taxes on distributions)

                 N      =  number of years

                 ATVdr  =  ending redeemable value, after taxes on fund distributions and redemption,  at the end of the designated period assuming a hypothetical  $1,000 payment made at the beginning of the designated period

                 ^      =  raised to the power of

         The  calculation  is based on the further  assumptions  that the maximum  initial  sales charge  applicable to the investment  is deducted,  and that all  dividends and  distributions  by the Fund are  reinvested at net asset value on the reinvestment  dates during the periods.  All accrued  expenses are also taken into account as described  later herein.  The tax  rates  used in the  calculation  are the  highest  individual  marginal  federal  income  tax  rates in  effect on the reinvestment date.

Yield

         Yield is computed by dividing the net investment  income per share earned during a recent month or other specified
30-day  period by the  applicable  maximum  offering  price per share on the last day of the  period  and  annualizing  the result, according to the following formula:

                                             Yield = 2[(((a-b)/cd) + 1)^6 - 1]

Where:           a   =   dividend and interest earned during the period

                 b   =   expenses accrued for the period (net of voluntary expense reductions by the investment adviser)

                 c   =   the average daily number of shares outstanding during the period that were entitled to receive dividends

                 d   =   the maximum offering price per share on the last day of the period

         To calculate  interest  earned (for the purpose of "a" above) on debt  obligations,  a Fund  computes the yield to maturity  of each  obligation  held by a Fund  based  on the  market  value of the  obligation  (including  actual  accrued interest) at the close of the last business day of the preceding period,  or, with respect to obligations  purchased during the period,  the  purchase  price (plus  actual  accrued  interest).  The yield to maturity is then  divided by 360 and the quotient is  multiplied  by the market value of the  obligation  (including  actual  accrued  interest)  to  determine  the interest  income on the obligation for each day of the period that the obligation is in the portfolio.  Dividend  income is recognized daily based on published rates.

         In the case of a  tax-exempt  obligation  issued  without  original  issue  discount  and having a current  market discount,  the  coupon  rate of  interest  is used in lieu of the yield to  maturity.  Where,  in the case of a  tax-exempt obligation  with  original  issue  discount,  the discount  based on the current  market value  exceeds the  then-remaining portion of original  issue  discount  (market  discount),  the yield to maturity is the imputed  rate based on the original issue discount  calculation.  Where,  in the case of a tax-exempt  obligation  with original issue  discount,  the discount based on the current market value is less than the  then-remaining  portion of original issue  discount  (market  premium), the yield to maturity is based on the market value. Dividend income is recognized daily based on published rates.

         With respect to the treatment of discount and premium on mortgage or other  receivables-backed  obligations  which are expected to be subject to monthly  payments of principal  and interest  ("paydowns"),  a Fund accounts for gain or loss attributable  to actual monthly  paydowns as a realized  capital gain or loss during the period.  Each Fund has elected not to amortize discount or premium on such securities.

         Undeclared earned income, computed in accordance with generally accepted accounting principles,  may be subtracted from the maximum  offering  price.  Undeclared  earned  income is the net  investment  income that,  at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter.

         All accrued expenses are taken into account as described later herein.

         Yield  information  is  useful  in  reviewing  a Fund's  performance.  However,  because  yields  fluctuate,  such information  cannot  necessarily be used to compare an investment in a Fund's shares with bank deposits,  savings  accounts and similar  investment  alternatives  which are insured  and/or often  provide an agreed or  guaranteed  fixed yield for a stated period of time.  Shareholders  should  remember that yield is a function of the kind and quality of the  instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

Tax Equivalent Yield

         LB Municipal  Bond Fund may quote its tax  equivalent  yield.  LB Municipal  Bond Fund's tax  equivalent  yield is computed by dividing that portion of such Fund's yield  (computed as described  under "Yield"  above) which is  tax-exempt, by the  complement  of the  combined  federal  and state  maximum  effective  marginal  rate and  adding the result to that portion,  if any, of the yield of such Fund that is not tax-exempt.  The complement,  for example,  of a tax rate of 31% is
69%, that is 1.00 - 0.31 = 0.69.

         The tables below present the average  annual  returns for all Funds except LB Money Market Fund; the yields for LB
High Yield Fund, LB Income Fund,  and LB Municipal Bond Fund;  and the  tax-equivalent  yield for LB Municipal Bond Fund of the Class A, Class B, and  Institutional  Class  shares for the  indicated  periods  ended  October  31,  2003.  The tables reflect the revised  initial  sales charge  schedule for the Class A shares and the  contingent  deferred  sales charge for
Class B shares  effective  October 31, 1997.  The tables do not reflect the  shareholder  servicing  fee  applicable to the
Class A and Class B shares for periods  prior to October 31, 1997 and  applicable  to the  Institutional  Class  shares for periods prior to October 31, 1999.

                                              CLASS A PERFORMANCE
                                 Current
                                   SEC        Average Annual Total Returns as of 10/31/03         Date
                                  Yield      ---------------------------------------------         of
Fund                             10/31/03    1-Year     5-Years     10-Years     Inception     Inception
--------------------------       --------    ------     -------     --------     ---------     ---------
LB Opportunity Growth Fund         N/A       27.82%      -0.42%      2.16%           N/A /1/   01/08/93
LB Mid Cap Growth Fund             N/A       22.76%       7.35%       N/A           6.59%      05/30/97
LB World Growth Fund               N/A       13.07%      -3.27%       N/A           1.02%      09/05/95
LB Growth Fund                     N/A       13.64%        N/A        N/A         -11.40%      10/29/99
LB Fund                            N/A        8.71%      -3.44%      5.75%           N/A /1/   06/02/70
LB Value Fund                      N/A       11.25%        N/A        N/A          -4.75%      10/29/99
LB High Yield Fund                6.48%      24.13%       0.21%      3.20%           N/A /1/   04/03/87
LB Income Fund                    3.51%       4.18%       4.48%      5.18%           N/A /1/   06/01/72
LB Municipal Bond Fund            3.24% /2/  -0.31%       4.05%      4.99%           N/A /1/   12/03/76
LB Limited Maturity Bond Fund     2.40%       5.30%        N/A        N/A           6.14%      10/29/99
----------------
/1/  Because the Fund has been effective for more than 10 years, performance since inception is not shown.

/2/  Tax equivalent yields for LB Municipal Bond Fund in various tax brackets would be as follows:

Tax Bracket:                      38.6%             35%             30%              27%             15%
Tax Equivalent Yield:             5.28%            4.99%           4.63%            4.44%           3.82%

                                              CLASS B PERFORMANCE
                                 (from creation of Class B shares on 10/31/97)

                                 Current                  Total Returns as of 10/31/03
                                   SEC       --------------------------------------------------------------
                                  Yield      1-Year      1-Year     5-Years     5-Years        Inception    Inception
Fund                             10/31/03   (If Held) (If Redeemed) (If Held) (If Redeemed)   of Class B   of Class B
                                                                                              (If Held) (If Redeemed)
--------------------------       --------   --------- ------------- ---------  -------------   ---------  -----------
LB Opportunity Growth Fund          N/A       34.38%      30.38%       -0.05%       -0.05%     -4.74%     -4.74%
LB Mid Cap Growth Fund              N/A       29.03%      25.03%        7.76%        7.76%      5.45%      5.45%
LB World Growth Fund                N/A       18.81%      14.81%       -2.90%       -2.90%     -1.34%     -1.34%
LB Growth Fund                      N/A       19.34%      15.34%         N/A          N/A     -10.81%    -11.04%
LB Fund                             N/A       14.20%      10.20%       -3.06%       -3.06%     -0.24%     -0.24%
LB Value Fund                       N/A       16.78%      12.78%         N/A          N/A      -4.12%     -4.36%
LB High Yield Fund                 6.04%      29.03%      25.03%        0.42%        0.42%     -0.64%     -0.64%
LB Income Fund                     2.93%       8.25%       4.25%        4.65%        4.65%      5.25%      5.25%
LB Municipal Bond Fund             2.65% /1/   3.48%      -0.49%        4.22%        4.22%      4.85%      4.85%
LB Limited Maturity Bond Fund      2.20%       5.14%       5.14%         N/A          N/A       6.10%      6.10%
----------------
/1/ Tax equivalent yields for LB Municipal Bond Fund in various tax brackets would be as follows:

Tax Bracket:                 38.6%             35%             30%              27%             15%
Tax Equivalent Yield:        4.32%            4.08%           3.79%            3.63%           3.12%

                                             INSTITUTIONAL CLASS PERFORMANCE
                               (from creation of Institutional Class shares on 10/31/97)

                                 Current
                                   SEC                Total Returns as of 10/31/03
                                  Yield        ------------------------------------------
Fund                             10/31/03      1-Year        5-Year           Inception
--------------------------       --------      ------        ---------        ----------
LB Opportunity Growth Fund         N/A          37.21%          1.46%           -3.52%
LB Mid Cap Growth Fund             N/A          31.46%          9.39%            6.84%
LB World Growth Fund               N/A          21.22%         -1.41%           -0.02%
LB Growth Fund                     N/A          22.02%          N/A             -9.11%
LB Fund                            N/A          15.76%         -1.98%            0.72%
LB Value Fund                      N/A          18.99%           N/A            -2.58%
LB High Yield Fund                 7.13%        30.57%          1.46%            0.30%
LB Income Fund                     4.05%         9.49%          5.76%            6.24%
LB Municipal Bond Fund             3.69% /1/     4.67%          5.23%            5.74%
LB Limited Maturity Bond Fund      2.52%         5.62%          N/A              6.42%

----------------
/1/ Tax equivalent yields for LB Municipal Bond Fund in various tax brackets would be as follows:

Tax Bracket:               38.6%             35%             30%              27%            15%
Tax Equivalent Yield:      6.01%           5.67%           5.27%            5.05%          4.34%

AFTER TAX PERFORMANCE
                                                                      Class A

                                                 After Tax on                               After Tax on distributions
                                                 distributions                                     and redemptions
                                                                           Since                                           Since
                                     1 Year        5 Year     10 Year    Inception    1 Year      5 Year     10 Year     Inception
LB Opportunity Growth Fund           27.82         -0.71      0.75         N/A /1/    18.08       -0.27       1.28          N/A /1/
LB Mid Cap Growth Fund               22.76          6.61       N/A        5.62        14.80        5.84        N/A         5.04
LB World Growth Fund                 13.07         -3.73       N/A        0.61         8.50       -2.46        N/A         0.86
LB Growth Fund                       13.64           N/A       N/A      -11.40         8.86         N/A        N/A        -8.76
LB Fund                               8.67         -4.64      4.04         N/A /1/     5.65       -2.51       4.43          N/A /1/
LB Value Fund                        11.05           N/A       N/A       -4.85         7.28         N/A        N/A        -3.79
LB High Yield Fund                   20.60         -3.76     -0.78         N/A /1/    15.40       -1.74       0.62          N/A /1/
LB Income Fund                        2.66          2.33      2.64         N/A /1/     2.65        2.48       2.80          N/A /1/
LB Municipal Bond Fund               -0.33          4.04      4.92         N/A /1/     1.48        4.18       4.93          N/A /1/
LB Limited Maturity Fund              4.27           N/A       N/A        4.16         3.42         N/A        N/A         3.95
LB Money Market                       0.25          1.84      2.24         N/A /1/     0.25        1.84       2.24          N/A /1/

/1/ Because the Fund has been effective for more than 10 years, performance since inception is not shown.

                                                                      Class B

                                                 After Tax on                                After Tax on distributions
                                                 distributions                                     and redemptions
                                                                          Since                                         Since
                                    1 Year        5 Year     10 Year    Inception   1 Year      5 Year     10 Year    Inception
LB Opportunity Growth Fund          30.38         -0.35        N/A        -5.14      19.75       0.04        N/A         3.34
LB Mid Cap Growth Fund              25.03          7.00        N/A         4.41      16.27       6.19        N/A         2.53
LB World Growth Fund                14.81         -3.36        N/A        -1.80       9.63      -2.15        N/A        -0.72
LB Growth Fund                      15.34          N/A         N/A       -11.04       9.97        N/A        N/A        -8.49
LB Fund                             10.20         -4.24        N/A        -1.59       6.63      -2.16        N/A         1.09
LB Value Fund                       12.78          N/A         N/A        -4.36       8.31        N/A        N/A        -3.44
LB High Yield Fund                  21.69         -3.29        N/A        -4.40      16.01      -1.44        N/A        -0.75
LB Income Fund                       2.96          2.78        N/A         3.25       2.71       2.78        N/A         3.02
LB Municipal Bond Fund              -0.50          4.22        N/A         4.85       1.16       4.21        N/A         4.73
LB Limited Maturity Fund             4.17          N/A         N/A         4.14       3.31        N/A        N/A         3.92
LB Money Market                      0.25          1.84        N/A         2.01       0.25       1.84        N/A         2.01

                                                                  Institutional Class

                                                 After Tax on                                After Tax on distributions
                                                 distributions                                     and redemptions
                                                                         Since                                          Since
                                    1 Year        5 Year     10 Year    Inception   1 Year      5 Year     10 Year    Inception
LB Opportunity Growth Fund          37.21          1.17        N/A       -3.92       24.18       1.24        N/A        -2.75
LB Mid Cap Growth Fund              31.46          8.64        N/A        5.79       20.45       7.54        N/A         5.19
LB World Growth Fund                21.22         -1.89        N/A       -0.51       13.79      -1.02        N/A         0.05
LB Growth Fund                      22.02          N/A         N/A       -9.11       14.31       N/A         N/A        -7.07
LB Fund                             15.55         -3.31        N/A       -0.79       10.21      -1.43        N/A         0.67
LB Value Fund                       18.38          N/A         N/A       -2.86       12.23       N/A         N/A        -2.18
LB High Yield Fund                  26.66         -2.68        N/A       -3.83       19.55      -0.85        N/A        -1.73
LB Income Fund                       7.74          3.46        N/A        3.87        6.10       3.45        N/A         3.80
LB Municipal Bond Fund               4.65          5.22        N/A        5.74        4.89       5.21        N/A         5.65
LB Limited Maturity Fund             4.47          N/A         N/A        4.33        3.62       N/A         N/A         4.11
LB Money Market                      0.55          2.08        N/A        2.23        0.55       2.08        N/A         2.23

Yield - Money Market Fund

         When LB  Money  Market  Fund  quotes a  "current  annualized"  yield,  it is based  on a  specified  recent  seven calendar-day  period.  It is computed by (1) determining the net change,  exclusive of capital  changes,  in the value of a hypothetical  preexisting  account  having a balance of one share at the  beginning  of the period,  (2)  dividing  the net change in account  value by the value of the account at the  beginning of the base period to obtain the base  return,  then
(3)  multiplying  the base  period by 52.14 (365  divided  by 7).  The  resulting  yield  figure is carried to the  nearest hundredth of one percent.

         The calculation  includes (1) the value of additional  shares  purchased with dividends on the original share, and dividends  declared on both the original share and any such additional  shares,  and (2) all fees charge to all shareholder accounts, in proportion to the length of the base period and the Trust's average account size.

         The  capital  changes  excluded  from the  calculation  are  realized  capital  gains and losses  from the sale of securities and unrealized  appreciation  and  depreciation.  The Fund's  effective  (compounded)  yield will be computed by dividing the seven-day  annualized  yield as defined above by 365,  adding 1 to the quotient,  raising the sum to the 365th power, and subtracting 1 from the result.

         Current and effective  yields  fluctuate  daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio.

                                                                         Class     Institutional
                                                                         A & B         Class
         Yield For 7-day Period Ended 10/31/03                            0.22%        0.67%

         Effective Yield For 7-day Period Ended 10/31/03                  0.22%        0.67%

Accrued Expenses

         Accrued expenses include all recurring expenses that are charged to all shareholder  accounts in proportion to the length of the base period.  The average  annual total return and yield  results take sales  charges,  if  applicable,  into account,  although the results do not take into account  recurring and  nonrecurring  charges for optional  services  which only certain shareholders elect and which involve nominal fees.

         Accrued expenses include the  subsidization by Fund affiliates of fees or expenses  relating to a Fund, during the subject period.

Nonstandardized Total Return

         A Fund may provide the above  described  average annual total return results for periods which end no earlier than the most  recent  calendar  quarter  end and  which  begin  one,  five and ten years  before  such  quarter  end and at the commencement  of such  Fund's  operations.  In  addition,  a Fund may  provide  nonstandardized  total  return  results for differing  periods,  such as for the most recent six months,  and/or  without  taking  sales  charges  into  account.  Such nonstandardized total return is computed as otherwise described  under "Total  Return" except that the result may or may not be annualized,  and as noted any  applicable  sales charge may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

                                                DESCRIPTION OF DEBT RATINGS

         Moody's  Investors  Service,  Inc.  describes  grades of corporate  debt  securities  and  "Prime-1" and "Prime-2"
commercial paper as follows:

Bonds:

Aaa    Bonds that are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment risk and are generally  referred to as "gilt edged".  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective  elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     Bonds  that are rated Aa are  judged to be of high  quality  by all  standards.  Together  with the Aaa group they comprise what are generally  known as high grade bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as in Aaa  securities or  fluctuation  of protective  elements may be of greater amplitude or there may be other  elements  present which make the long term risks appear  somewhat  larger than in
       Aaa securities.

A      Bonds which are rated A possess many  favorable  investment  attributes  and are to be  considered as upper medium grade obligations.  Factors giving security to principal and interest are considered  adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa    Bonds that are rated Baa are considered as medium grade  obligations,  i.e., they are neither highly protected nor poorly secured.  Interest payments and principal  security appear adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable  over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     Bonds that are rated Ba are  judged to have  speculative  elements;  their  future  cannot be  considered  as well assured.  Often the  protection  of interest  and  principal  payments  may be very  moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position  characterizes  bonds in this class.

B      Bonds tat are rated B generally  lack  characteristics  of the  desirable  investment.  Assurance  of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa    Bonds that are rated Caa are of poor standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

Ca     Bonds that are rated Ca represent  obligations  which are  speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C      Bonds  that are rated C are the  lowest  rated  class of bonds  and  issues  so rated  can be  regarded  as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

         Issuers  rated  Prime-1 (or related  supporting  institutions)  have a superior  capacity for  repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         o  Leading market positions in well-established industries.

         o  High rates of return of funds employed.

         o  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

         o  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o  Well established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers  rated  Prime-2 (or related  supporting  institutions)  have a strong  capacity  for  repayment  of senior short-term  promissory  obligations.  This will normally be evidenced by many of the  characteristics  cited above but to a lesser  degree.  Earning  trends and coverage  ratios,  while  sound,  will be more  subject to  variation.  Capitalization characteristics,  while still  appropriate,  may be more  affected by external  conditions.  Ample  alternate  liquidity is maintained.

         Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

Bonds:

AAA      Debt rated AAA has the highest rating assigned by Standard & Poor's.  Capacity to pay interest and repay principal is extremely strong.

AA       Debt rated AA has a very strong  capacity to pay interest and repay  principal and differs from AAA issues only in small degree.

A        Debt rated A is  somewhat  more  susceptible  to the  adverse  effects of changes in  circumstances  and  economic conditions  than  debt in  higher  rated  categories.  However,  the  obligor's  capacity  to meet  its  financial commitments on the obligation is still strong.

BBB      Debt rated BBB exhibits adequate protection parameters,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitments on the obligation in this category than in higher rated categories.

BB       Debt rated BB is less  vulnerable to nonpayment than other  speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business,  financial,  or economic  conditions which could lead to inadequate capacity of the obligor to meet its financial  commitments on the obligation.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B        Debt rated B is more vulnerable to nonpayment but currently has the capacity to meet its financial  commitments on the obligation.  Adverse business,  financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

         The B rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC      Debt rated CCC is vulnerable to  nonpayment,  and is dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial commitments on the obligation.  In the event of adverse business, financial,  or  economic  conditions,  the  obligor  is not  likely  to have the  capacity  to meet its  financial commitments on the obligation.

         The CCC rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC       The rating CC typically is currently highly vulnerable to nonpayment.

C        The rating C typically is applied to debt  subordinated  to senior debt that is assigned an actual or implied CCC-
         debt rating.  The C rating may be used to cover a situation where a bankruptcy  petition has been filed or similar action has been taken but payments on the obligation are being continued.

D        Debt rated D is in payment default.  The D rating category is used when payments are not made on the date due even if the  applicable  grace period has not expired,  unless S&P believes that such payments will be made during such grace  period.  The D rating also will be used upon the filing of a  bankruptcy  petition or the taking of similar action if payments on the obligation are jeopardized.

         Provisional  Ratings:  The letter "p" indicates that the rating is provisional.  A provisional  rating assumes the successful  completion  of the  project  financed  by the debt being  rated and  indicates  that  payment  of debt  service requirements  is largely or entirely  dependent  upon the  successful  and timely  completion of the project.  This rating, however,  while addressing credit quality  subsequent to completion of the project,  makes no comment on the likelihood of, or the risk of default upon  failure of, such  completion.  The  investor  should  exercise  judgment  with respect to such likelihood and risk.

         Commercial  Paper:  Commercial paper rated A by Standard & Poor's  Corporation has the following  characteristics:
liquidity ratios are better than the industry  average;  long-term  senior debt rating is "A" or better  (however,  in some cases a "BBB"  long-term  rating  may be  acceptable);  the  issuer  has  access to at least  two  additional  channels  of borrowing;  basic earnings and cash flow have an upward trend with  allowances  made for unusual  circumstances.  Also, the issuer's industry  typically is well established,  the issuer has a strong position within its industry and the reliability and quality of management is  unquestioned.  Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

                                             REPORT OF INDEPENDENT ACCOUNTANTS
                                                 AND FINANCIAL STATEMENTS

         The Report of  Independent  Accountants  and financial  statements in the Annual  Report to  Shareholders  for the fiscal  year ended  October  31,  2003 of the Funds are a separate  report  furnished  with this  Statement  of  Additional
Information and are incorporated herein by reference.

                                                        APPENDIX A

                                           THRIVENT FINANCIAL FOR LUTHERANS and
                                            THRIVENT INVESTMENT MANAGEMENT INC.
                                         PROXY VOTING PROCESS AND POLICIES SUMMARY

>>       RESPONSIBILITY TO VOTE PROXIES

         Overview.  Thrivent  Financial  for Lutherans  and Thrivent  Investment  Management  Inc.  ("Thrivent  Financial")
recognize and adhere to the principle  that one of the  privileges of owning stock in a company is the right to vote in the election of the company's  directors and on matters  affecting  certain  important  aspects of the company's  structure and operations  that are  submitted to  shareholder  vote.  As an  investment  adviser with a fiduciary  responsibility  to its clients,  Thrivent  Financial  analyzes the proxy  statements of issuers whose stock is owned by the  investment  companies which it sponsors and serves as investment  adviser  ("Thrivent  Funds") and by  institutional  accounts who have requested that Thrivent Financial be involved in the proxy process.

         Thrivent  Financial has adopted Proxy Voting Policies and Procedures  ("Policies and  Procedures") for the purpose of  establishing  formal  policies and  procedures for  performing  and  documenting  its fiduciary duty with regard to the voting of client proxies.

         Fiduciary  Considerations.  It is the policy of Thrivent  Financial  that  decisions  with respect to proxy issues will be made in light of the  anticipated  impact of the issue on the  desirability  of investing in the portfolio  company from the  viewpoint of the  particular  client or Thrivent  Fund.  Proxies are voted solely in the interests of the client,
Thrivent Fund  shareholders or, where employee benefit plan assets are involved,  in the interests of plan participants and beneficiaries.  Our intent has always  been to vote  proxies,  where  possible  to do so, in a manner  consistent  with our fiduciary  obligations  and  responsibilities.  Logistics  involved  may make it  impossible  at times,  and at other times disadvantageous, to vote proxies in every instance.

     Consideration  Given  Management  Recommendations.  One of the  primary  factors  Thrivent  Financial  considers  when determining  the  desirability  of  investing  in a  particular  company is the  quality and depth of its  management.  The
Policies and Procedures  were developed with the recognition  that a company's  management is entrusted with the day-to-day operations of the company,  as well as its long-term  direction  and  strategic  planning,  subject to the oversight of the company's  board of directors.  Accordingly,  Thrivent  Financial  believes that the  recommendation  of management on most issues  should be given weight in  determining  how proxy issues  should be voted.  However,  the position of the company's management  will not be supported in any  situation  where it is found to be not in the best  interests of the client,  and the portfolio  manager may always elect to vote contrary to management when he or she believes a particular  proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.
>>

ADMINISTRATION OF POLICIES AND PROCEDURES

         Portfolio  Compliance and Valuation Committee.  Thrivent Financial's  Portfolio Compliance and Valuation Committee
("Compliance  Committee") is responsible for  establishing  positions with respect to corporate  governance and other proxy issues,  including those involving social  responsibility  issues.  While the Compliance  Committee sets voting  guidelines and serves as a resource for Thrivent  Financial  portfolio  management,  it does not have proxy voting  authority  for any
Thrivent Fund or institutional  account.  Rather, this  responsibility is held by Thrivent Financial  portfolio  management and investment operations.

         Investment   Operations.   The  Investment   Operations  Staff   ("Investment   Operations")  is  responsible  for
administering  the proxy  voting  process as set forth in the Policies and  Procedures,  and for ensuring  that all meeting
notices  are  reviewed  and  important   non-routine  proxy  matters  are  communicated  to  the  portfolio   managers  for
consideration.

>>       HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In order to facilitate the proxy voting process, Thrivent Financial has retained Institutional Shareholder
Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services.  These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts.  While the Compliance Committee relies upon ISS research in helping to establish Thrivent Finanicial's proxy voting guidelines, Thrivent Financial may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Meeting Notification

         Thrivent Financial utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles Thrivent Financial holdings against incoming proxy ballots.  If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent.  Meeting and record date information is updated daily, and transmitted to Thrivent Financial through both ProxyMaster.com and VoteX, ISS web-based applications.  ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

         ISS provides  comprehensive  summaries of proxy proposals,  publications  discussing key proxy voting issues,  and specific vote  recommendations  regarding portfolio company proxies to assist in the proxy research process.  Upon request, portfolio  managers may receive any or all of the  above-mentioned  research  materials to assist in the vote determination process.  The final authority and  responsibility  for proxy voting decisions  remains with Thrivent  Financial.  Decisions with respect to proxy matters are made primarily in light of the  anticipated  impact of the issue on the  desirability  of investing in the company from the viewpoint of our clients.

         Portfolio managers may decide to vote their proxies  inconsistently with Thrivent  Financial's  policies as set by the Compliance Committee and instruct Investment  Operations to vote all proxies  accordingly.  Portfolio managers who vote their proxies  inconsistent  with Thrivent  Financial's  guidelines  are required to document the rationale for their vote.
Investment  Operations is responsible  for  maintaining  this  documentation  and assuring that it adequately  reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

         Specific voting  guidelines  have been adopted by the Compliance  Committee for routine  anti-takeover,  executive compensation  and corporate  governance  proposals,  as well as other common  shareholder  proposals,  and are available to shareholders upon request.  The following is a summary of the significant Thrivent Financial policies:

         Board Structure and  Composition  Issues - Thrivent  Financial  believes boards are expected to have a majority of directors  independent of management.  The independent directors are expected to organize much of the board's work, even if
the  chief  executive  officer  also  serves  as  chairman  of  the  board.  Key  committees  (audit,   compensation,   and
nominating/corporate  governance) of the board are expected to be entirely  independent of management.  It is expected that boards will engage in critical  self-evaluation of themselves and of individual  members.  Individual  directors,  in turn, are expected to devote  significant  amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such,  Thrivent  Financial  withholds votes for directors who miss more than one-fourth of the scheduled board meetings.  Thrivent  Financial votes against  management efforts to stagger  board member terms  because a staggered  board may act as a deterrent  to takeover  proposals.  For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

         Executive  and Director  Compensation - Non-salary  compensation  remains one of the most  sensitive  and visible corporate  governance  issues.  Although  shareholders  have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer  significant  amounts of wealth from  shareholders  to  employees,  and in particular to executives  and  directors.  Rightly,  the cost of these plans must be in line with the anticipated  benefits to shareholders.  Clearly,  reasonable  limits must be set on dilution as well as  administrative  authority.  In addition,  shareholders  must consider the necessity of the various pay programs and  examine  the  appropriateness  of award  types.  Consequently,  the pros and  cons of these  proposals  necessitate  a case-by-case  evaluation.  Generally,  Thrivent  Financial  opposes  compensation  packages  that  provide  what we view as excessive awards to a few senior executives or that contain  excessively  dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

         Ratification of Auditors - Annual election of the outside accountants is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside accountants, we believe that outside accountants must ultimately be accountable to shareholders.  Given the rash of accounting irregularities that were not detected by audit panels or auditors, shareholder ratification is an essential step in restoring investor confidence.  In line with this, Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

         Mergers and Acquisitions,  Anti-Takeover and Corporate Governance Issues - Thrivent Financial votes on mergers and acquisitions on a case-by-case  basis,  taking the following into account:  anticipated  financial and operating  benefits;
offer price (cost vs.  premium);  prospects  of the combined  companies;  how the deal was  negotiated;  the opinion of the financial  advisor;  potential  conflicts of interest  between  management's  interests and  shareholders'  interests;  and
changes  in  corporate   governance  and  their  impact  on  shareholder  rights.   Thrivent  Financial  generally  opposes
anti-takeover  measures  since they  adversely  impact  shareholder  rights.  Also,  Thrivent  Financial  will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.

         Social,  Environmental  and  Corporate  Responsibility  Issues - In addition  to moral and ethical  considerations intrinsic  to many  of  these  proposals,  Thrivent  Financial  recognizes  their  potential  for  impact  on the  economic performance of the company.  Thrivent Financial balances these considerations  carefully.  On proposals which are primarily social,  moral or ethical,  Thrivent  Financial believes it is impossible to vote in a manner that would accurately reflect the  views of the  beneficial  owners of the  portfolios  that it  manages.  As such,  on these  items  Thrivent  Financial abstains.  When voting on matters  with  apparent  economic  or  operational  impacts on the  company,  Thrivent  Financial realizes that the precise economic effect of such proposals is often unclear.  Where this is the case,  Thrivent  Financial relies on management's assessment, and generally votes with company management.

Vote Execution and Monitoring of Voting Process

         Once the vote has been determined,  Investment  Operations enters votes  electronically  into ISS's ProxyMaster or
VoteX system.  ISS then transmits the votes to the proxy agents or custodian  banks and sends  electronic  confirmation  to
Thrivent Financial indicating that the votes were successfully transmitted.

         On a periodic basis,  Investment  Operations  queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted.  When the date of the  stockholders'  meeting is  approaching,  Investment  Operations contacts the applicable  portfolio  manager if the vote for a particular  client or Thrivent Fund has not yet been recorded in the computer system on a non-routine proposal.

         Should a portfolio manager wish to change a vote already  submitted,  the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

         The Compliance  Committee is also responsible for monitoring and resolving possible material conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

         Application  of the Thrivent  Financial  guidelines to vote client  proxies  should in most  instances  adequately address any possible  conflicts of interest since our voting  guidelines  are  pre-determined  by the Compliance  Committee using recommendations from ISS, an independent third party.

         However, for proxy votes inconsistent with Thrivent Financial  guidelines,  Investment Operations reviews all such proxy votes in order to determine  whether the portfolio  manager's voting  rationale  appears  reasonable.  Issues raising possible  conflicts  of  interest  are  referred  by  Investment  Operations  to the  Compliance  Committee  for  immediate resolution.  The Compliance Committee then assesses whether any business or other relationships  between Thrivent Financial and a portfolio company could have influenced an inconsistent vote on that company's proxy.

>>       REPORTING AND RECORD RETENTION

         Proxy  statements  received from issuers  (other than those which are  available on the SEC's EDGAR  database) are kept by ISS in its capacity as voting agent and are available upon request.  Thrivent  Financial retains proxy solicitation materials,  memoranda  regarding votes cast in opposition to the position of a company's  management,  and documentation on shares voted differently than the Thrivent  Financial voting guidelines.  In addition,  any document which is material to a proxy voting decision such as the Thrivent Financial voting guidelines,  Compliance Committee meeting materials,  and other internal  research  relating to voting decisions will be kept. All proxy voting materials and supporting  documentation are retained for six years.

         Vote Summary Reports will be generated for each Thrivent Fund. The report  specifies the company,  ticker,  cusip, meeting  dates,  proxy  proposals,  and votes which have been cast for the  Thrivent  Fund during the period,  the position taken with respect to each issue and whether the fund voted with or against  company  management.  Reports  normally  cover quarterly or annual periods.

---------------------------------------------------------------------------------------------------------------------------
                                     T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES
---------------------------------------------------------------------------------------------------------------------------

         T. Rowe Price Associates,  Inc. and T. Rowe Price  International,  Inc. recognize and adhere to the principle that one of the  privileges of owning stock in a company is the right to vote on issues  submitted to  shareholder  vote - such as election of directors and  important  matters  affecting a company's  structure and  operations.  As an investment  adviser with a fiduciary  responsibility  to its clients,  T. Rowe Price  analyzes the proxy  statements  of issuers whose stock is owned by the  investment  companies  that it sponsors and serves as investment  adviser.  T. Rowe Price also is involved in the proxy process on behalf of its  institutional  and private counsel  clients who have requested such service.  For those private  counsel  clients who have not delegated their voting  responsibility  but who request advice,  T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration

         The T. Rowe  Price  Proxy  Committee  develops  our  firm's  positions  on all  major  corporate  issues,  creates guidelines,  and oversees the voting process. The Proxy Committee,  composed of portfolio managers,  investment  operations managers,  and internal legal counsel,  analyzes proxy policies based on whether they would adversely affect  shareholders'
interests and make a company less  attractive to own. In evaluating  proxy policies each year, the Proxy  Committee  relies upon our own fundamental  research,  independent research provided by third parties,  and information  presented by company managements and shareholder groups.

         Once the Proxy Committee  establishes its  recommendations,  they are distributed to the firm's portfolio managers as  voting  guidelines.  Ultimately,  the  portfolio  manager  votes on the  proxy  proposals  of  companies  in his or her portfolio.  When portfolio managers cast votes that are counter to the Proxy Committee's  guidelines,  they are required to document  their reasons in writing to the Proxy  Committee.  Annually,  the Proxy  Committee  reviews T. Rowe Price's proxy voting process, policies, and voting records.

         T. Rowe Price has  retained  Institutional  Shareholder  Services,  an expert in the proxy  voting  and  corporate governance area, to provide proxy advisory and voting services.  These services include in-depth  research,  analysis,  and voting recommendations as well as vote execution,  reporting,  auditing and consulting assistance for the handling of proxy voting  responsibility  and corporate  governance-related  efforts.  While the Proxy Committee  relies upon ISS research in establishing T. Rowe Price's voting  guidelines - many  of which are consistent with ISS positions - T.  Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

         T. Rowe Price's  decisions with respect to proxy issues are made in light of the  anticipated  impact of the issue on the  desirability  of  investing in the  portfolio  company.  Proxies are voted  solely in the  interests of the client,
Price Fund  shareholders  or, where employee  benefit plan assets are involved,  in the interests of plan  participants and beneficiaries.  Practicalities  involved with  international  investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations

         When determining whether to invest in a particular company,  one of the key factors T. Rowe Price considers is the quality and depth of its  management.  As a result,  T. Rowe Price  believes  that  recommendations  of  management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

         Specific  voting  guidelines  have been  established  by the Proxy  Committee for recurring  issues that appear on proxies,  which are available to clients upon request.  The  following is a summary of the more  significant  T. Rowe Price policies:

Election of Directors

         T. Rowe Price  generally  supports  slates with a majority of  independent  directors  and  nominating  committees chaired by an  independent  board  member.  We  withhold  votes for inside  directors  serving  on  compensation  and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

         Our goal is to assure that a company's  equity-based  compensation  plan is aligned with  shareholders'  long-term interests.  While we evaluate most plans on a case-by-case  basis, T. Rowe Price generally  opposes  compensation  packages that  provide what we view as excessive  awards to a few senior  executives  or that  contain  excessively  dilutive  stock option  plans.  We base our review on criteria  such as the costs  associated  with the plan,  plan  features,  dilution to shareholders  and  comparability  to plans in the company's peer group.  We generally  oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues

         T. Rowe Price  generally  opposes  anti-takeover  measures  and other  proposals  designed to limit the ability of shareholders  to act on  possible  transactions.  When voting on  corporate  governance  proposals,  we will  consider  the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues

         T. Rowe Price generally votes with a company's  management on social issues unless they have substantial  economic implications for the company's business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

         The Proxy  Committee is also  responsible for monitoring and resolving  possible  material  conflicts  between the interests  of T. Rowe  Price and those of its  clients  with  respect to proxy  voting.  Since our  voting  guidelines  are pre-determined by the Proxy Committee using  recommendations  from ISS, an independent  third party,  application of the T.
Rowe Price  guidelines to vote clients'  proxies  should in most  instances  adequately  address any possible  conflicts of interest.  However,  for proxy votes  inconsistent  with T. Rowe Price  guidelines,  the Proxy  Committee  reviews all such proxy  votes in order to  determine  whether  the  portfolio  manager's  voting  rationale  appears  reasonable.  The Proxy
Committee also assesses  whether any business or other  relationships  between T. Rowe Price and a portfolio  company could have influenced an inconsistent  vote on that company's proxy.  Issues raising possible  conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

Reporting

         Vote Summary  Reports are generated  for each client that requests T. Rowe Price to furnish proxy voting  records.
The report  specifies  the  portfolio  companies,  meeting  dates,  proxy  proposals,  votes cast for the client during the period,  and the position taken with respect to each issue.  Reports  normally cover  quarterly or annual  periods.  If you wish to receive a copy of your account's voting record, please contact your T. Rowe Price Client Relationship Manager.

Implications for the company's business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

         The Proxy Committee is also responsible for monitoring and resolving  possible material  conflicts between the interests of T. Rowe Price and those of its  clients  with  respect  to proxy  voting.  Since our voting  guidelines  are  pre-determined by the Proxy Committee using  recommendations  from ISS, an independent  third party,  application of the T. Rowe Price guidelines to vote clients' proxies should in most instances  adequately  address any possible  conflicts of interest.  However, for proxy votes inconsistent with T. Rowe Price  guidelines,  the Proxy  Committee  reviews all such proxy votes in order to determine  whether the  portfolio  manager's voting rationale  appears  reasonable.  The Proxy Committee also assesses whether any business or other  relationships  between T. Rowe Price and a portfolio  company could have influenced an inconsistent  vote on that company's proxy.  Issues raising possible  conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution.

Reporting

         Vote Summary  Reports are generated for each client that  requests T. Rowe Price to furnish proxy voting  records.  The report specifies the portfolio  companies,  meeting  dates,  proxy  proposals,  votes cast for the client during the period,  and the position taken  with  respect  to each  issue.  Reports  normally  cover  quarterly  or annual  periods.  If you wish to receive a copy of your account's voting record, please contact your T. Rowe Price Client Relationship Manager.

                                           PART C

                          THE LUTHERAN BROTHERHOOD FAMILY OF FUNDS

                                     -----------------

Item 23.  Exhibits
-------------------------------------------

(a)(1)     First Amended and Restated Master Trust Agreement of the Registrant (4)

(a)(2)     Form of Amendment No. 1 to First Amended and Restated Master Trust Agreement (1)

(a)(3)     Form of Amendment No. 2 to First Amended and Restated Master Trust Agreement (2)

(a)(4)     Form of Amendment No. 3 to First Amended and Restated Master Trust Agreement (3)

(a)(5)     Amendment No. 4 to First Amended and Restated Master Trust Agreement (7)

(a)(6)     Amendment No. 5 to First Amended and Restated Master Trust Agreement (8)

(a)(7)     Amendment No. 6 to First Amended and Restated Master Trust Agreement (15)

(b)        By-Laws of the Registrant (4)

(c)        Not applicable

(d)(1)     Form of Master Advisory Contract between the Registrant and Lutheran Brotherhood Research Corp. (4)

(d)(2)     Form of Letter Amendment to Master Advisory Contract (8)

(d)(3)     Form of Investment Subadvisory Agreement between Lutheran Brotherhood Research Corp. and T.Rowe Price International,
           Inc. (12)

(d)(4)     Amendment No. 1 to Master Advisory Contract (7)

(d)(5)     Amendment No. 2 to Master Advisory Contract (7)

(d)(6)     Form of Assignment of Advisory Agreement to Thrivent Investment Management Inc. (14)

(e)        Distribution Contract between Thrivent Investment Management Inc. and the Registrant(14)

(f)        Not applicable

(g)(1)     Form of Custodian Contract between the Registrant and State Street Bank and Trust Company (4)

(g)(2)     Form of Amendment to Custodian Contract (11)

(g)(3)     Form of Amended and Restated Transfer Agency Agreement between the Registrant and Thrivent Financial Investor Services
           Inc. ("Thrivent Financial Investor Services") (3)

(g)(4)     Form of Letter Amendment to Amended and Restated Transfer Agency Agreement (8)

(g)(5)     Administration Contract Between the Registrant and Thrivent Financial Investor Services (1)

(g)(6)     Form of Amendment to Administration Contract (1)(2)(8)

(h)(1)     Form of Letter Agreement for Line of Credit (10)

(h)(2)     Accounting Services Agreement between Thrivent Financial for Lutherans and the Registrant effective November 1,
           2002. **

(h)(3)     Letter Agreement between Thrivent Investment Management Inc. and the Registrant for temporary expense reimbursement through at least June 15, 2004  **

(i)        Opinion and consent of counsel **

(j)        Consent of Independent Accountants **

(k)        Not Applicable

(l)(1)     Subscription and Investment Letter with respect to each of Lutheran Brotherhood Opportunity Growth Fund, Lutheran
           Brotherhood Fund, Lutheran Brotherhood High Yield Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood
           Municipal Bond Fund and Lutheran Brotherhood Money Market Fund (4)

(l)(2)     Form of Subscription and Investment Letter with respect to Lutheran Brotherhood World Growth Fund (1)

(l)(3)     Form of Subscription and Investment Letter with respect to Lutheran Brotherhood Mid Cap Growth Fund (2)

(l)(4)     Form of Subscription and Investment Letter with respect to Lutheran Brotherhood Growth Fund, Lutheran Brotherhood
           Value Fund, and Lutheran Brotherhood Limited Maturity Bond Fund (8)

(m)(1)     Plan of Distribution Pursuant to Rule 12b-1 with respect to the Class B Shares (3)

(m)(2)     Form of Letter Amendment to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Class B Shares (8)

(m)(3)     Shareholder Servicing Plan with respect to the Class A Shares (3)

(m)(4)     Form of Letter Amendment to Shareholder Servicing Plan with respect to the Class A Shares (8)

(m)(5)     Shareholder Servicing Plan with respect to the Class B Shares (3)

(m)(6)     Form of Letter Amendment to Shareholder Servicing Plan with respect to the Class B Shares (8)

(m)(7)     Shareholder Servicing Plan with respect to the Institutional Class Shares (9)

(n)        Form of Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3 (10)

(o)        (Reserved)

(p)(1)     Registrant's Code of Ethics pursuant to Rule 17j-1 effective October 1, 2003 **

(p)(2)     Subadviser's Code of Ethics (13)

(p)(3)     Registrant's Code of Ethics Pursuant to Sarbanes-Oxley Act of 2002, Section 406  **

(q)(1)     Powers of Attorney for Herbert F. Eggerding, Jr., Noel K. Estenson, Jodi L. Harpstead, Connie M. Levi, and Bruce J.
           Nicholson (7)

(q)(2)     Powers of Attorney for: Pamela J. Moret and Charles D. Gariboldi(14)

(q)(3)     Power of Attorney for John O. Gilbert (15)

--------------------
Filed as part of the Registration Statement as noted below and incorporated herein by reference:

     (1)  Incorporated by reference from Post Effective Amendment No. 55 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed June 19, 1995.
     (2)  Incorporated by reference from Post Effective Amendment No. 58 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed March 10, 1997.
     (3)  Incorporated by reference from Post Effective Amendment No. 60 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed October 28, 1997.
     (4)  Incorporated by reference from Post Effective Amendment No. 61 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed December 31, 1997.
     (5)  Incorporated by reference from Post Effective Amendment No. 62 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed March 16, 1998.
     (6)  Incorporated by reference from Post Effective Amendment No. 64 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed October 23, 1998.
     (7)  Incorporated by reference from Post Effective Amendment No. 65 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed December 21, 1998.
     (8)  Incorporated by reference from Post Effective Amendment No. 66 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed August 5, 1999.
     (9)  Incorporated by reference from Post Effective Amendment No. 67 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed October 14, 1999.
     (10) Incorporated by reference from Post Effective Amendment No. 69 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed December 17, 1999.
     (11) Incorporated by reference from Post Effective Amendment No. 70 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed October 27, 2000.
     (12) Incorporated by reference from Post Effective Amendment No. 27 to the registration statement of LB Series Fund, Inc., file no. 33-3677, filed April 30, 2002.
     (13) Incorporated by reference from Post Effective Amendment No. 8 to the registration statement of T. Rowe Price Corporate
          Income Fund, Inc., file no. 811-07353, filed September 27, 2002.
     (14) Incorporated by reference from Post Effective Amendment No. 73 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed December 27, 2002.
     (15) Incorporated by reference from Post Effective Amendment No. 74 to the registration statement of The Lutheran Brotherhood
          Family of Funds, file no. 2-25984, filed February 28, 2003.
     (16) Incorporated by reference from Post Effective Amendment No. 44 to the registration statement of The AAL Mutual Funds, file no. 33-12911, filed June 27, 2003.
     (**) Filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant

         Registrant  is an  open-end  management  investment  company  organized  as a  Delaware  business  trust  on  July  15,
1993.  Registrant's sponsor,  Thrivent Financial for Lutherans ("Thrivent  Financial") is a fraternal benefit society organized under the laws of the State of Wisconsin  and is owned by and operated for its members.  It has no  stockholders  and is not subject to the control of any affiliated  persons.  Thrivent Financial provides high quality insurance coverage, financial products, services, and fraternal benefits to help enhance the lives of its members.

         The  following  list shows the  relationship  of each  wholly-owned  direct and  indirect  subsidiary  to Thrivent
Financial.  Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities except Thrivent Property & Casualty Insurance Agency, Inc.

                                                                                                       State of
          Thrivent Financial Entities                        Primary Business                       Incorporation
          Thrivent Financial for Lutherans          Fraternal benefit society offering                Wisconsin
                                                    financial services and products

          Thrivent Financial Holdings, Inc.         Holding Company with no independent               Delaware
                                                    operations

          Thrivent Financial Bank                   Federally chartered bank                          Federal
                                                                                                      Charter

          Thrivent Investment Management Inc.       Broker-dealer and investment adviser              Delaware

          North Meadows Investment Ltd.             Organized for the purpose of holding              Wisconsin
                                                    and investing in real estate

          Thrivent Service Organization, Inc.       Organized for the purpose of owning               Wisconsin
                                                    bank account withdrawal authorizations

          Thrivent Life Insurance Company           Life insurance company                            Minnesota

          Thrivent Financial Investor Services      Transfer agent for The Lutheran                   Pennsylvania
          Inc.                                      Brotherhood Family of Funds

          Thrivent Property & Casualty Insurance    Auto and homeowners insurance company             Minnesota
          Agency, Inc.

          Field Agents' Brokerage Company           Licensed Life and Health Agency                   Minnesota

          MCB Financial Services, Inc.              Not formally engaged in business                  Minnesota

Item 25.  Indemnification

          Under Article VI of the Registrant's Master Trust Agreement each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as
"Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither
"interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

          Under the Distribution Agreement between the Registrant and Thrivent Investment Management Inc. ("Thrivent Investment
Mgt."), the Registrant's distributor, the Registrant has agreed to indemnify, defend and hold Thrivent Investment Mgt., its officers, directors, employees and agents and any person who controls Thrivent Investment Mgt. free and harmless from and against any loss, claim, damage, liability and expense incurred by any of them arising out of or based upon any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement, the Prospectus or Statement of Additional Information of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by Thrivent
Investment Mgt.

          Under the Amended and Restated Transfer Agent and Service Agreement between the Registrant and Thrivent Financial
Investor Services Inc. ("Thrivent Financial Investor Services"), the Registrant has agreed, provided that Thrivent Financial
Investor Services has at all relevant times acted in good faith and without negligence or willful misconduct, to indemnify and hold Thrivent Financial Investor Services harmless from and against any and all losses, damages, costs, charges, attorneys fees, payments, expenses and liability arising out of or attributable to (a) all actions of Thrivent Financial Investor Services or its agents or subcontractors required to be taken under the Transfer Agency and Service Agreement or which arise out of the
Registrant's lack of good faith, negligence, or willful misconduct or the breach of any representation or warranty of the
Registrant under the Transfer Agency and Service Agreement, (c) the reliance on or use by Thrivent Financial Investor Services or
its agents or subcontractors of information, records or documents which are furnished by or on behalf of Registrant, (d) the reliance on or the carrying out by Thrivent Financial Investor Services or its agents or subcontractors of any instructions or requests by Registrant, or (e) the offer or sale of shares of the Registrant unknown by Thrivent Financial Investor Services to be in violation of law.

          Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust
Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

     Thrivent Investment Mgt. is the investment adviser of the Funds. Thrivent Investment Mgt. also acts as investment adviser to
The AAL Mutual Funds. The business and other connections of the directors and officers of Thrivent Investment Mgt. are set forth in Form ADV currently on file with the Securities and Exchange Commission (File No. 801-29618).

     The business and other connections of the officers and directors of T. Rowe Price International, Inc. ("Subadviser") are set
forth in the Form ADV of Subadviser currently on file with the Securities and Exchange Commission (File No. 801-14713)

Item 27. Principal Underwriters

         (a)  Thrivent Investment Mgt. also serves as principal underwriter and investment adviser for The AAL Mutual Funds and as principal underwriter for LB Series Fund, Inc.

         (b)  The directors and officers of Thrivent Investment Mgt. are listed below.  Unless otherwise indicated, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

               Name and Principal                 Positions and Offices                          Positions and Offices
                Business Address                     with Underwriter                                  with Fund
           John O. Gilbert                        Director and Chairman                                 Trustee

           Bruce J. Nicholson                     Director and President                                Trustee

           Lawrence W. Stranghoener               Director and Senior Vice President                      N/A

           Jon M. Stellmacher                     Director and Senior Vice President                      N/A

           Woodrow E. Eno                         Director, Senior Vice President and                     N/A
                                                  Secretary

           Pamela J. Moret                        Director and Senior Vice President                   President

           James A. Thomsen                       Director and Senior Vice President                      N/A

           Russell W. Swansen                     Senior Vice President and Chief                    Vice President
                                                  Investment Officer

           Randall L. Boushek                     Senior Vice President                                   N/A

           Douglas H. Ahrenstroff                 Vice President                                          N/A
           4321 N. Ballard Road
           Appleton, Wisconsin 54919-0001

           Craig T. Britton                       Vice President                                          N/A

           David C. Francis                       Vice President                                          N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           Charles D. Gariboldi                   Vice President                                 Treasurer and Principal
                                                                                                   Accounting Officer

           Michael J. Haglin                      Vice President                                          N/A

           John E. Hite                           Vice President and Chief Compliance                     N/A
                                                  Officer

           Frederick P. Johnson                   Vice President                                    Vice President

           Richard J. Kleven                      Vice President                                          N/A

           Katie S. Kloster                       Vice President and Chief Financial                      N/A
                                                  Officer

           Marnie Loomans-Theucks                 Vice President                                          N/A
           4321 North Ballard Road
           Appleton, Wisconsin 54919-0001

           Michael J. Mevis                       Vice President                                          N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           Douglas B. Miller                      Vice President                                          N/A

           Thomas R. Mischka                      Vice President                                   Vice President and
           4321 North Ballard Road                                                                 Anti-Money Laundering
           Appleton, Wisconsin 54919-0001                                                                Officer

           James E. Nelson                        Vice President and                               Assistant Secretary
                                                  Assistant Secretary

           Brenda J. Pederson                     Vice President                                     Vice President

           Mark L. Simenstad                      Assistant Vice President                                N/A

           Richard B. Ruckdashel                  Vice President                                          N/A

           Thomas C. Schinke                      Vice President                                          N/A

           Nikki L. Sorum                         Vice President                                          N/A

           Terry W. Timm                          Vice President                                          N/A

           David L. Westmark                      Vice President                                          N/A

           Anita J.T. Young                       Vice President                                          N/A

           Brett L. Agnew                         Assistant Secretary                              Assistant Secretary

           Marlene J. Nogle                       Assistant Secretary                              Assistant Secretary

           John C. Bjork                          Assistant Secretary                                 Secretary

           Peter E. Schifsky                      Assistant Secretary                                     N/A

           Roxanne M. Cadle                       Director                                                N/A

           Barbara G. Foote                       Director                                                N/A

           Susan J. Hodgson                       Director                                                N/A

           Brian W. Picard                        Director and Deputy Chief Compliance                    N/A
           222 West College Ave.                  Officer
           Appleton, Wisconsin 54919-0007

           Rand E. Mattsson                       Director                                                N/A

           Michael J. Barth                       Assistant Vice President                                N/A
           4321 North Ballard Road
           Appleton, Wisconsin 54919-0001

           Cindy R. Hedgers                       Assistant Vice President                                N/A

           Brian J. Flanagan                      Assistant Vice President                                N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           James A. Grossman                      Assistant Vice President                                N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           Michael R. Hochholzer                  Assistant Vice President                                N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           Frederick L. Plautz                    Assistant Vice President                                N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           Kevin A. Schmitting                    Assistant Vice President                                N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           Christopher J. Serra                   Assistant Vice President                                N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           Andrea J. Thomas                       Assistant Vice President                                N/A

           Brian L. Thorkelson                    Assistant Vice President                                N/A

           Scott A. Vergin                        Assistant Vice President                                N/A

           Scott Lalim                            Assistant Vice President                                N/A

           Janet I. Grangaard                     Assistant Vice President                                N/A

           Michael G. Landreville                 Assistant Vice President                                N/A

           Steven H. Lee                          Assistant Vice President                                N/A

           William D. Stouten                     Assistant Vice President                                N/A

           Paul J. Ocenasek                       Assistant Vice President                                N/A

           John P. Pickering                      Assistant Vice President                                N/A

           Michael D. Swendsen                    Assistant Vice President                                N/A

           Gregory R. Anderson                    Assistant Vice President                                N/A

           Reginald L. Pfeifer                    Assistant Vice President                                N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           Alan D. Onstad                         Assistant Vice President                                N/A

           John E. Hintz                          Assistant Vice President                                N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

           Laura L. Gearhart                      Assistant Vice President                                N/A
           222 West College Ave.
           Appleton, Wisconsin 54919-0007

      (c)  Not Applicable.

Item 28. Location of Accounts and Records

         The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.
Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 under the Investment Company Act of 1940 by the Registrant's transfer agent or custodian at the following locations:

            Name                                      Address
            ----                                      -------
Thrivent Financial Investor Services Inc.    625 Fourth Avenue South
                                             Minneapolis, Minnesota  55415

Wells Fargo Bank, N.A.                       Sixth and Marquette Avenue
                                             Minneapolis, Minnesota  55402

State Street Bank and Trust Company          225 Franklin Street
                                             Boston, Massachusetts  02110

Item 29. Management Services

     Not Applicable.

Item 30. Undertakings

     Not Applicable.

                                                         SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b)
under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Minneapolis and State of Minnesota, on the 22nd day of December, 2003.

                                       THE LUTHERAN BROTHERHOOD
                                       FAMILY OF FUNDS

                                       By: /s/ John C. Bjork
                                           -------------------------------
                                           John C. Bjork, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to this registration statement has been signed below by the following persons in the capacities indicated on the 22nd day of December, 2003.

        Signature         Title

     *                    President
------------------------  (Principal Executive Officer)
Pamela J. Moret

     *                    Treasurer and Principal Accounting Officer
------------------------
Charles D. Gariboldi

     *                    Trustee
------------------------
John O. Gilbert

     *                    Trustee
-------------------------
Herbert F. Eggerding, Jr.

     *                    Trustee
-------------------------
Noel K. Estenson

     *                    Trustee
-------------------------
Jodi L. Harpstead

     *                    Trustee
------------------------
Connie M. Levi

     *                    Trustee
------------------------
Bruce J. Nicholson

*John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named officers and trustees of The Lutheran Brotherhood Family of Funds pursuant to powers of attorney duly executed by such persons.

                                      By: /s/ John C. Bjork
                                      ----------------------------
                                      John C. Bjork

                             INDEX TO EXHIBITS

Exhibit No.                      Item
-----------        -----------------------------------------------------

EX-99.h(2)         Accounting Services Agreement

EX-99.h(3)         Expense Reimbursement Letter Agreement

EX-99.i            Opinion and Consent of Counsel

EX-99.j            Consent of Independent Accountants

EX-99.p(1)         Registrant's Rule 17j-1 Code of Ethics

EX-99.p(3)         Registrant's Sarbanes-Oxley Code of Ethics